UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street York, New York 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Multi-Strategy Alternatives Portfolio, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Trend Driven Allocation Fund, and Goldman Sachs Government Money Market Fund is filed herewith.

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	18.8%
Health Care	14.2%
Information Technology	11.5%
Consumer Discretionary	9.5%
Materials	6.7%
Consumer Staples	6.6%
Energy	2.9%
Real Estate	2.7%
Other Sectors	3.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$105,439,872
  # of Portfolio Holdings284
  Portfolio Turnover Rate73%
  Total Net Advisory Fees Paid$415,479

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987701-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.0%
Industrials	18.8%
Health Care	14.2%
Information Technology	11.5%
Consumer Discretionary	9.5%
Materials	6.7%
Consumer Staples	6.6%
Energy	2.9%
Real Estate	2.7%
Other Sectors	3.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$55	1.06%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$105,439,872
  # of Portfolio Holdings284
  Portfolio Turnover Rate73%
  Total Net Advisory Fees Paid$415,479

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987776-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.2%
Health Care	15.7%
Industrials	14.0%
Information Technology	10.5%
Consumer Staples	7.4%
Energy	6.7%
Materials	6.0%
Communication Services	5.0%
Real Estate	4.6%
Other Sectors	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$277,177,395
  # of Portfolio Holdings75
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$958,942

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987107-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.2%
Health Care	15.7%
Industrials	14.0%
Information Technology	10.5%
Consumer Staples	7.4%
Energy	6.7%
Materials	6.0%
Communication Services	5.0%
Real Estate	4.6%
Other Sectors	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.93%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$277,177,395
  # of Portfolio Holdings75
  Portfolio Turnover Rate25%
  Total Net Advisory Fees Paid$958,942

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987677-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	21.2%
Industrials	19.5%
Health Care	19.0%
Consumer Discretionary	12.3%
Financials	7.3%
Materials	4.3%
Energy	4.1%
Communication Services	3.6%
Consumer Staples	3.1%
Other Sectors	5.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$60,714,781
  # of Portfolio Holdings76
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$247,434

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987636-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	21.2%
Industrials	19.5%
Health Care	19.0%
Consumer Discretionary	12.3%
Financials	7.3%
Materials	4.3%
Energy	4.1%
Communication Services	3.6%
Consumer Staples	3.1%
Other Sectors	5.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.98%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$60,714,781
  # of Portfolio Holdings76
  Portfolio Turnover Rate36%
  Total Net Advisory Fees Paid$247,434

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987719-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.6%
Financials	16.7%
Utilities	9.7%
Real Estate	8.8%
Consumer Discretionary	8.8%
Health Care	8.8%
Materials	8.5%
Information Technology	8.0%
Energy	6.1%
Other Sectors	6.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.82%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$439,768,335
  # of Portfolio Holdings96
  Portfolio Turnover Rate33%
  Total Net Advisory Fees Paid$1,716,616

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987602-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.6%
Financials	16.7%
Utilities	9.7%
Real Estate	8.8%
Consumer Discretionary	8.8%
Health Care	8.8%
Materials	8.5%
Information Technology	8.0%
Energy	6.1%
Other Sectors	6.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.07%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$439,768,335
  # of Portfolio Holdings96
  Portfolio Turnover Rate33%
  Total Net Advisory Fees Paid$1,716,616

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987743-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	19.5%
Industrials	15.5%
Health Care	15.4%
Consumer Discretionary	13.4%
Information Technology	13.3%
Energy	5.5%
Real Estate	5.2%
Materials	4.2%
Communication Services	3.0%
Other Sectors	4.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$131,064,491
  # of Portfolio Holdings555
  Portfolio Turnover Rate85%
  Total Net Advisory Fees Paid$443,965

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987404-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	19.5%
Industrials	15.5%
Health Care	15.4%
Consumer Discretionary	13.4%
Information Technology	13.3%
Energy	5.5%
Real Estate	5.2%
Materials	4.2%
Communication Services	3.0%
Other Sectors	4.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.06%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$131,064,491
  # of Portfolio Holdings555
  Portfolio Turnover Rate85%
  Total Net Advisory Fees Paid$443,965

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987669-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	47.4%
Consumer Discretionary	13.2%
Communication Services	12.4%
Health Care	10.1%
Financials	5.7%
Industrials	4.4%
Materials	2.2%
Real Estate	1.6%
Energy	1.2%
Other Sectors	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.73%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$403,104,814
  # of Portfolio Holdings62
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,323,285

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987503-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	47.4%
Consumer Discretionary	13.2%
Communication Services	12.4%
Health Care	10.1%
Financials	5.7%
Industrials	4.4%
Materials	2.2%
Real Estate	1.6%
Energy	1.2%
Other Sectors	1.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$53	0.98%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$403,104,814
  # of Portfolio Holdings62
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$1,323,285

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987750-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.6%
Financials	15.2%
Health Care	11.9%
Industrials	10.7%
Communication Services	9.7%
Consumer Discretionary	9.4%
Consumer Staples	5.3%
Energy	2.5%
Real Estate	2.1%
Other Sectors	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.56%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$357,533,196
  # of Portfolio Holdings128
  Portfolio Turnover Rate101%
  Total Net Advisory Fees Paid$915,904

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987206-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.6%
Financials	15.2%
Health Care	11.9%
Industrials	10.7%
Communication Services	9.7%
Consumer Discretionary	9.4%
Consumer Staples	5.3%
Energy	2.5%
Real Estate	2.1%
Other Sectors	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$41	0.77%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$357,533,196
  # of Portfolio Holdings128
  Portfolio Turnover Rate101%
  Total Net Advisory Fees Paid$915,904

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987768-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Fund	89.7%
Exchange Traded Funds	7.4%
Investment Company	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$41,583,026
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$0

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

380987552-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Fund	89.7%
Exchange Traded Funds	7.4%
Investment Company	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$24	0.47%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$41,583,026
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$0

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

380987545-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Advisor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Fund	89.7%
Exchange Traded Funds	7.4%
Investment Company	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$31	0.62%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$41,583,026
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%
  Total Net Advisory Fees Paid$0

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Advisor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

380987578-SAR-0624     Advisor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Treasuries	34.7	34.7	0.0	34.7
Japanese Equities	4.3	4.3	0.0	4.3
UK Equities	2.9	2.9	0.0	2.9
European Equities	5.2	5.2	0.0	5.2
US Large Cap Equities	56.3	56.3	0.0	56.3
Cash and Short-term Investments	72.3	72.3	0.0	72.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.67%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$277,115,561
  # of Portfolio Holdings13
  Portfolio Turnover Rate1%
  Total Net Advisory Fees Paid$899,097

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987610-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Treasuries	34.7	34.7	0.0	34.7
Japanese Equities	4.3	4.3	0.0	4.3
UK Equities	2.9	2.9	0.0	2.9
European Equities	5.2	5.2	0.0	5.2
US Large Cap Equities	56.3	56.3	0.0	56.3
Cash and Short-term Investments	72.3	72.3	0.0	72.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.92%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$277,115,561
  # of Portfolio Holdings13
  Portfolio Turnover Rate1%
  Total Net Advisory Fees Paid$899,097

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987651-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Mortgage-Backed Securities	41.2%
Corporate Bond	25.3%
U.S. Treasury Obligations	18.9%
Asset- Backed Securities	12.8%
Investment Company	7.9%
Foreign Bond	4.7%
Commercial Mortgage-Backed Securities	4.1%
Collateralized Mortgage Obligations	3.2%
Other Sector	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.42%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$146,546,672
  # of Portfolio Holdings709
  Portfolio Turnover Rate415%
  Total Net Advisory Fees Paid$273,716

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987628-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Mortgage-Backed Securities	41.2%
Corporate Bond	25.3%
U.S. Treasury Obligations	18.9%
Asset- Backed Securities	12.8%
Investment Company	7.9%
Foreign Bond	4.7%
Commercial Mortgage-Backed Securities	4.1%
Collateralized Mortgage Obligations	3.2%
Other Sector	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$33	0.67%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$146,546,672
  # of Portfolio Holdings709
  Portfolio Turnover Rate415%
  Total Net Advisory Fees Paid$273,716

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987727-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	66.1%
U.S. Treasury Obligations	19.0%
U.S. Government Agency Obligations	14.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$2,636,307,364
  # of Portfolio Holdings283
  Total Net Advisory Fees Paid$2,077,375

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Shares

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987594-SAR-0624     Institutional Shares

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Shares

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	66.1%
U.S. Treasury Obligations	19.0%
U.S. Government Agency Obligations	14.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$22	0.43%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$2,636,307,364
  # of Portfolio Holdings283
  Total Net Advisory Fees Paid$2,077,375

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Shares

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987693-SAR-0624     Service Shares

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Variable Insurance Trust Goldman Sachs Multi-Strategy Alternatives Portfolio Goldman Sachs Trend Driven Allocation Fund Semi-Annual Financial Statements June 30, 2024

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 89.7%

Equity – 16.7%
387,434	Goldman Sachs Emerging Markets Equity Insights Fund	$3,463,661
275,495	Goldman Sachs Global Infrastructure Fund	3,422,500
4,559	Goldman Sachs Energy Infrastructure Fund	58,082

		6,944,243

Fixed Income – 73.0%
894,755	Goldman Sachs Managed Futures Strategy Fund	9,269,666
1,053,001	Goldman Sachs High Yield Fund	5,875,748
558,398	Goldman Sachs High Yield Floating Rate Fund	4,964,161
517,115	Goldman Sachs Emerging Markets Debt Fund	4,907,424
415,888	Goldman Sachs Short Duration High Yield Fund	3,277,197
226,735	Goldman Sachs Core Fixed Income Fund	2,054,217

		30,348,413

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $36,091,396)		37,292,656

Exchange Traded Funds – 7.4%

21,308	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,592,986
8,847	Goldman Sachs MarketBeta International Equity ETF(a)	494,990
2,414	Industrial Select Sector SPDR Fund	294,194
2,255	iShares 7-10 Year Treasury Bond ETF	211,181
13,949	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	195,983
1,240	Energy Select Sector SPDR Fund	113,026
1,096	Consumer Staples Select Sector SPDR Fund	83,932
1,293	iShares MSCI Mexico ETF	73,197

TOTAL EXCHANGE TRADED FUNDS (Cost $2,593,081)		3,059,489

Shares	Dividend Rate	Value

Investment Company – 1.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
435,505	5.213%	$435,505
(Cost $435,505)

TOTAL INVESTMENTS – 98.1% (Cost $39,119,982)		$40,787,650

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		795,376

NET ASSETS – 100.0%		$41,583,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	214,397	CHF	190,000	9/18/2024	$880
	USD	314,875	EUR	290,000	9/18/2024	3,104
	USD	311,930	GBP	245,000	9/18/2024	2,044
	USD	510,358	JPY	79,000,000	9/18/2024	13,338

TOTAL						$19,366

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	CHF	190,000	USD	215,409	9/18/2024	(1,892)
	JPY	31,000,000	USD	200,989	9/18/2024	(5,956)

TOTAL						$(7,848)

FUTURES CONTRACTS — At June 30, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	6	09/20/24	$316,530	$169
LONG GILT FUTURE SEP24	1	09/26/24	123,376	948
S&P 500 E-Mini Index	4	09/20/24	1,104,300	(769)
STOXX 600 UTIL SEP24	4	09/20/24	78,865	146
TOPIX Index	1	09/12/24	174,684	1,965
U.S. Treasury 10 Year Note	10	09/19/24	1,098,594	8,332

Total Futures Contracts				$10,791

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased option contracts:

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
3 Month SOFR	$96.38	12/11/2026	11	$27,500	$17,738	$17,076	$662
3 Month SOFR	96.63	09/11/2026	11	27,500	13,888	18,313	(4,425)
3 Month SOFR	96.38	09/11/2026	11	27,500	16,706	15,838	868
3 Month SOFR	96.75	06/12/2026	6	15,000	6,150	9,314	(3,164)
3 Month SOFR	96.63	06/12/2026	12	30,000	13,650	18,928	(5,278)
3 Month SOFR	96.25	06/12/2026	11	27,500	16,775	15,640	1,135
3 Month SOFR	96.75	03/13/2026	6	15,000	5,325	9,764	(4,439)
3 Month SOFR	96.63	03/13/2026	12	30,000	11,850	17,878	(6,028)
3 Month SOFR	96.25	03/13/2026	12	30,000	16,125	15,028	1,097
3 Month SOFR	97.50	12/12/2025	26	65,000	9,100	31,260	(22,160)
3 Month SOFR	96.50	12/12/2025	17	42,500	15,407	26,301	(10,896)
3 Month SOFR	96.13	12/12/2025	13	32,500	16,331	14,655	1,676
3 Month SOFR	97.50	09/12/2025	28	70,000	7,000	31,565	(24,565)
3 Month SOFR	96.63	09/12/2025	1	2,500	600	1,860	(1,260)
3 Month SOFR	96.50	09/12/2025	19	47,500	12,825	25,519	(12,694)
3 Month SOFR	96.00	09/12/2025	8	20,000	8,700	7,819	882
3 Month SOFR	97.25	06/13/2025	24	60,000	4,800	29,712	(24,912)
3 Month SOFR	96.63	06/13/2025	1	2,500	381	1,723	(1,342)
3 Month SOFR	96.25	06/13/2025	13	32,500	7,394	18,418	(11,024)
3 Month SOFR	98.00	03/14/2025	13	32,500	488	4,093	(3,605)
3 Month SOFR	97.25	03/14/2025	18	45,000	1,575	32,665	(31,090)
3 Month SOFR	97.00	03/14/2025	18	45,000	2,137	23,892	(21,754)
3 Month SOFR	96.50	03/14/2025	1	2,500	206	1,693	(1,487)
3 Month SOFR	98.00	12/13/2024	20	50,000	250	4,046	(3,796)
3 Month SOFR	97.25	12/13/2024	21	52,500	787	33,518	(32,731)
3 Month SOFR	96.25	12/13/2024	1	2,500	87	1,575	(1,487)
3 Month SOFR	97.25	09/13/2024	12	30,000	150	15,979	(15,829)
3 Month SOFR	96.00	09/13/2024	1	2,500	25	1,421	(1,396)
3 Month SOFR	95.38	09/13/2024	5	12,500	188	20,390	(20,203)
3 Month SOFR	95.25	09/13/2024	4	10,000	175	15,996	(15,821)

Total purchased option contracts			356	$890,000	$206,813	$481,879	$(275,066)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies (Institutional Shares) – 69.2%(a)

Goldman Sachs Financial Square Government Fund
38,157,933	5.213%	$38,157,933
Goldman Sachs Financial Square Treasury Instruments Fund
39,370,346	5.164	39,370,346
Goldman Sachs Financial Square Treasury Obligations Fund
39,376,070	5.176	39,376,070
Goldman Sachs Financial Square Treasury Solutions Fund
38,895,877	5.183	38,895,877
Goldman Sachs VIT Government Money Market Fund
35,969,506	5.217	35,969,506

Total Investment Companies (Cost $191,769,732)		191,769,732

	Description

Exchange-Traded Funds – 25.1%

65,865	iShares Core S&P 500 ETF	36,043,304
66,900	Vanguard S&P 500 ETF	33,458,697

TOTAL EXCHANGE-TRADED FUNDS (Cost $36,418,777)		69,502,001

TOTAL INVESTMENTS – 94.3% (Cost $228,188,509)		$261,271,733

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.7%		15,843,828

NET ASSETS – 100.0%		$277,115,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	271	09/20/24	$14,296,611	$(84,886)
FTSE 100 Index	77	09/20/24	7,993,214	(32,491)
S&P 500 E-Mini Index	314	09/20/24	86,687,550	247,957
TOPIX Index	69	09/12/24	12,053,235	126,147
U.S. Treasury 10 Year Note	798	09/19/24	87,667,781	930,436

Total Futures Contracts				$1,187,163

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	Goldman Sachs Multi- Strategy Alternatives Portfolio	Goldman Sachs Trend Driven Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $38,129,938 and $191,769,732, respectively)	$39,816,137	$191,769,732
Investments in unaffiliated issuers, at value (cost $990,044 and $36,418,777, respectively)	971,513	69,502,001
Purchased Options, at value (premiums paid $481,879 and $–, respectively)	206,813	—
Cash	651,774	8,343,638
Foreign Currency, at value (cost $– and $219,030, respectively)	—	219,456
Receivables:
Due from broker	41,724	7,181,333
Reimbursement from investment adviser	12,816	21,368
Fund shares sold	12,255	278
Dividends	—	119,316
Investments sold	—	328,327
Unrealized gain on forward foreign currency exchange contracts	19,366	—
Variation margin on futures contracts	3,345	45,944
Other assets	1,152	1,163

Total assets	41,736,895	277,532,556

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	7,848	—
Payables:
Fund shares redeemed	86,820	177,258
Distribution and Service fees and Transfer Agency fees	11,262	61,601
Management fees	—	147,978
Accrued expenses	47,939	30,158

Total liabilities	153,869	416,995

Net Assets:

Paid-in capital	44,425,476	250,201,104
Total distributable earnings (loss)	(2,842,450)	26,914,457

NET ASSETS	$41,583,026	$277,115,561
Net Assets:
Institutional	$3,832,448	$341,951
Service	13,527,098	276,773,610
Advisor	24,223,480	—

Total Net Assets	$41,583,026	$277,115,561
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	419,546	27,388
Service	1,478,544	22,357,260
Advisor	2,669,377	—
Net asset value, offering and redemption price per share:
Institutional	$9.13	$12.49
Service	9.15	12.38
Advisor	9.07	—

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)

	Goldman Sachs Multi-Strategy Alternatives Portfolio	Goldman Sachs Trend Driven Allocation Fund

Investment income:

Dividends — affiliated Underlying Funds	$738,198	$4,956,719

Dividends — unaffiliated issuers	7,069	616,228

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	415	—

Total Investment Income	745,682	5,572,947

Expenses:

Distribution and/or Service (12b-1) fees(a)	55,744	346,676

Professional fees	40,177	31,397

Custody, accounting and administrative services	30,535	20,746

Management fees	29,615	1,096,985

Printing and mailing costs	21,358	10,461

Trustee fees	9,640	7,005

Shareholder Administration fees — Service Shares	7,921	—

Transfer Agency fees(a)	3,949	27,772

Other	1,152	3,902

Total expenses	200,091	1,544,944

Less — expense reductions	(92,669)	(266,032)

Net expenses	107,422	1,278,912

NET INVESTMENT INCOME	638,260	4,294,035

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,622)	4,056,005

Investment — affiliated Underlying Funds	(115,481)	—

Futures contracts	62,811	14,648,264

Foreign currency transactions	(228)	9,518

Forward foreign currency exchange contracts	80	—

Written options	(194,209)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(35,420)	5,433,730

Investment — affiliated Underlying Funds	778,969	—

Purchased Options	(23,480)	—

Forward foreign currency exchange contracts	13,750	—

Foreign currency translations	(81)	(89,295)

Futures contracts	(25,133)	(4,118,985)

Net realized and unrealized gain	458,956	19,939,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,097,216	$24,233,272

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Service	Advisor	Institutional	Service	Advisor
Goldman Sachs Multi-Strategy Alternatives Portfolio	$7,921	$47,823	$290	$1,268	$2,391
Goldman Sachs Trend Driven Allocation Fund	346,676	–	38	27,734	–

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statements of Changes in Net Assets

	Goldman Sachs Multi-Strategy Alternatives Portfolio		Goldman Sachs Trend Driven Allocation Fund

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$638,260	$1,330,560	$4,294,035	$5,886,328

Net realized gain (loss)	(249,649)	(284,280)	18,713,787	11,859,234

Net change in unrealized gain	708,605	1,704,701	1,225,450	22,003,620

Net increase in net assets resulting from operations	1,097,216	2,750,981	24,233,272	39,749,182

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(130,485)	–	(8,240)

Service Shares	–	(765,139)	–	(4,606,548)

Advisor Shares	–	(1,504,491)	–	–

Total distributions to shareholders	–	(2,400,115)	–	(4,614,788)

From share transactions:

Proceeds from sales of shares	5,622,129	7,733,501	4,767,853	12,946,328

Reinvestment of distributions	–	2,400,115	–	4,614,788

Cost of shares redeemed	(3,180,809)	(9,199,182)	(29,898,533)	(42,122,016)

Net increase (decrease) in net assets resulting from share transactions	2,441,320	934,434	(25,130,680)	(24,560,900)

TOTAL INCREASE (DECREASE)	3,538,536	1,285,300	(897,408)	10,573,494

Net Assets:

Beginning of period	$38,044,490	$36,759,190	$278,012,969	$267,439,475

End of period	$41,583,026	$38,044,490	$277,115,561	$278,012,969

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Strategy Alternatives Portfolio

	Institutional Shares

	Six Months Ended		Year Ended December 31,
	June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.89		$8.81	$9.77	$9.46	$9.02	$8.51

Net investment income(a)(b)	0.16		0.36	0.38	0.23	0.25	0.30

Net realized and unrealized gain (loss)	0.08		0.35	(0.99)	0.25	0.39	0.48

Total from investment operations	0.24		0.71	(0.61)	0.48	0.64	0.78

Distributions to shareholders from net investment income	–		(0.63)	(0.35)	(0.17)	(0.20)	(0.27)

Net asset value, end of period	$9.13		$8.89	$8.81	$9.77	$9.46	$9.02

Total Return(c)	2.93%		7.90%	(6.24)%	5.03%	7.05%	9.11%

Net assets, end of period (in 000’s)	$3,832		$1,979	$2,203	$2,515	$1,520	$1,309

Ratio of net expenses to average net assets(d)	0.22	%(e)	0.22%	0.20%	0.22%	0.21%	0.25%

Ratio of total expenses to average net assets(d)	0.70	%(e)	0.77%	0.69%	1.02%	1.39%	1.60%

Ratio of net investment income to average net assets	3.60	%(e)	3.98%	4.08%	2.29%	2.73%	3.30%

Portfolio turnover rate(f)	21%		23%	199%	25%	5%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Strategy Alternatives Portfolio

	Service Shares

	Six Months Ended		Year Ended December 31,
	June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.89		$8.81	$9.76	$9.45	$9.02	$8.52

Net investment income(a)(b)	0.15		0.34	0.31	0.20	0.23	0.32

Net realized and unrealized gain (loss)	0.11		0.34	(0.95)	0.26	0.38	0.43

Total from investment operations	0.26		0.68	(0.64)	0.46	0.61	0.75

Distributions to shareholders from net investment income	–		(0.60)	(0.31)	(0.15)	(0.18)	(0.25)

Net asset value, end of period	$9.15		$8.89	$8.81	$9.76	$9.45	$9.02

Total Return(c)	2.81%		7.77%	(6.54)%	4.84%	6.70%	8.82%

Net assets, end of period (in 000’s)	$13,527		$12,055	$11,356	$6,538	$3,472	$2,857

Ratio of net expenses to average net assets(d)	0.47	%(e)	0.47%	0.45%	0.47%	0.46%	0.51%

Ratio of total expenses to average net assets(d)	0.94	%(e)	1.02%	0.88%	1.28%	1.65%	1.86%

Ratio of net investment income to average net assets	3.30	%(e)	3.74%	3.34%	2.04%	2.51%	3.54%

Portfolio turnover rate(f)	21%		23%	199%	25%	5%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Strategy Alternatives Portfolio

	Advisor Shares

	Six Months Ended		Year Ended December 31,
	June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.84		$8.77	$9.73	$9.42	$8.99	$8.49

Net investment income(a)(b)	0.14		0.32	0.37	0.18	0.20	0.24

Net realized and unrealized gain (loss)	0.09		0.34	(1.01)	0.26	0.39	0.49

Total from investment operations	0.23		0.66	(0.64)	0.44	0.59	0.73

Distributions to shareholders from net investment income	–		(0.59)	(0.32)	(0.13)	(0.16)	(0.23)

Net asset value, end of period	$9.07		$8.84	$8.77	$9.73	$9.42	$8.99

Total Return(c)	2.71%		7.53%	(6.61)%	4.66%	6.56%	8.60%

Net assets, end of period (in 000’s)	$24,223		$24,010	$23,200	$20,585	$17,698	$15,410

Ratio of net expenses to average net assets(d)	0.62	%(e)	0.62%	0.60%	0.62%	0.61%	0.64%

Ratio of total expenses to average net assets(d)	1.09	%(e)	1.17%	1.09%	1.44%	1.79%	2.01%

Ratio of net investment income to average net assets	3.15	%(e)	3.58%	3.99%	1.89%	2.28%	2.61%

Portfolio turnover rate(f)	21%		23%	199%	25%	5%	26%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Trend Driven Allocation Fund

	Institutional Shares

	Six Months Ended		Year Ended December 31,
	June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.43		$10.06	$12.92	$12.61	$12.32	$11.65

Net investment income (loss)(a)	0.20		0.26	0.07	(0.04)	0.02	0.15

Net realized and unrealized gain (loss)	0.86		1.33	(2.51)	2.10	0.52	1.28

Total from investment operations	1.06		1.59	(2.44)	2.06	0.54	1.43

Distributions to shareholders from net investment income	–		(0.22)	–	–	(0.07)	(0.22)

Distributions to shareholders from net realized gains	–		–	(0.42)	(1.75)	(0.18)	(0.54)

Total distributions	–		(0.22)	(0.42)	(1.75)	(0.25)	(0.76)

Net asset value, end of period	$12.49		$11.43	$10.06	$12.92	$12.61	$12.32

Total Return(b)	9.27%		15.85%	(19.00)%	16.46%	4.35%	12.29%

Net assets, end of period (in 000’s)	$342		$442	$506	$337	$289	$277

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.66%	0.65%	0.60%	0.59%

Ratio of total expenses to average net assets	0.86	%(c)	0.89%	0.92%	0.87%	0.90%	0.89%

Ratio of net investment income (loss) to average net assets	3.34	%(c)	2.38%	0.63%	(0.32)%	0.13%	1.18%

Portfolio turnover rate(d)	1%		10%	344%	12%	168%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Trend Driven Allocation Fund

	Service Shares

	Six Months Ended		Year Ended December 31,
	June 30, 2024 (Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.35		$9.99	$12.86	$12.59	$12.30	$11.64

Net investment income (loss)(a)	0.18		0.23	0.02	(0.08)	(0.01)	0.11

Net realized and unrealized gain (loss)	0.85		1.32	(2.47)	2.10	0.51	1.28

Total from investment operations	1.03		1.55	(2.45)	2.02	0.50	1.39

Distributions to shareholders from net investment income	–		(0.19)	–	–	(0.03)	(0.19)

Distributions to shareholders from net realized gains	–		–	(0.42)	(1.75)	(0.18)	(0.54)

Total distributions	–		(0.19)	(0.42)	(1.75)	(0.21)	(0.73)

Net asset value, end of period	$12.38		$11.35	$9.99	$12.86	$12.59	$12.30

Total Return(b)	9.07%		15.57%	(19.16)%	16.17%	4.10%	11.94%

Net assets, end of period (in 000’s)	$276,774		$277,571	$266,934	$357,316	$335,784	$345,219

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.91%	0.92%	0.85%	0.84%

Ratio of total expenses to average net assets	1.11	%(c)	1.14%	1.17%	1.14%	1.15%	1.14%

Ratio of net investment income (loss) to average net assets	3.09	%(c)	2.14%	0.13%	(0.58)%	(0.12)%	0.91%

Portfolio turnover rate(d)	1%		10%	344%	12%	168%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Multi-Strategy Alternatives Portfolio	Institutional, Service and Advisor	Diversified

Goldman Sachs Trend Driven Allocation Fund	Institutional and Service	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Multi-Strategy Alternatives Portfolio invests primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as investment adviser. Additionally, the Multi-Strategy Alternatives Portfolio may invest a portion of its assets directly in other securities and instruments, including unaffiliated exchange traded funds (“Unaffiliated Funds”). The Trend Driven Allocation Fund may invest in one or a combination of the following securities and instruments: pooled investment vehicles, including exchange-traded funds (“ETFs”) and other investment companies; equity securities of U.S. and non-U.S. issuers; U.S. fixed income securities; and derivatives that provide exposure to a broad spectrum of asset classes and geographic regions.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, each Fund’s shares will correspondingly fluctuate in value. Underlying

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received a the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Multi-Strategy Alternatives Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

Goldman Sachs Multi-Strategy Alternatives Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income Underlying Fund	$30,348,413	$—	$—

Equity Underlying Fund	6,944,243	—	—

Exchange Traded Funds	3,059,489	—	—

Investment Companies	435,505	—	—

Total	$40,787,650	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$19,366	$—

Futures Contracts(a)	11,560	—	—

Purchased Options Contracts	206,813	—	—

Total	$218,373	$19,366	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(7,848)	$—

Futures Contracts(a)	(769)	—	—

Total	$(769)	$(7,848)	$—

Goldman Sachs Trend Driven Allocation Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange-Traded Funds	$69,502,001	$—	$—

Investment Companies	191,769,732	—	—

Total	$261,271,733	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$1,304,540	$—	$—

Liabilities

Futures Contracts(a)	$(117,377)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Goldman Sachs Multi-Strategy Alternatives Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$19,366	Payable for unrealized loss on forward foreign currency exchange contracts	$(7,848)

Equity	Variation margin on futures contracts	2,280	Variation margin on futures contracts	(769)

Interest Rate	Purchased options at value/Variation margin on futures contracts	216,093		—

Total		$237,739		$(8,617)

Goldman Sachs Trend Driven Allocation Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$374,104	Variation margin on futures contracts	$(117,377)

Interest Rate	Variation margin on futures contracts	930,436		—

Total		$1,304,540		$(117,377)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2024 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Goldman Sachs Multi-Strategy Alternatives Portfolio

Risk			Net Change in
	Statement of Operations	Net Realized Gain (Loss)	Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$80	$13,750

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and purchased options	72,070	1,823

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(203,468)	(50,436)

Total		$(131,318)	$(34,863)

Goldman Sachs Trend Driven Allocation Fund

Risk			Net Change in
	Statement of Operations	Net Realized Gain (Loss)	Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	15,548,578	(2,083,021)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(900,314)	(2,035,964)

Total		$14,648,264	$(4,118,985)

For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Purchased Options

Goldman Sachs Multi-Strategy Alternatives Portfolio	19	239,152	384

Goldman Sachs Trend Driven Allocation Fund	1,588	–	–

(a)

Amounts disclosed represent average number of contracts for futures and purchased options and notional amounts for forward contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Goldman Sachs Multi-Strategy Alternatives Portfolio	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	—%*

Goldman Sachs Trend Driven Allocation Fund	0.79	0.71	0.68	0.66	0.65	0.79	0.64*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

The Investment Advisor has agreed to waive a portion of its management fee in order to achieve an effective net management rate as defined in the Funds’ most recent prospectus. These waivers will remain in effect through at least April 29, 2025, and prior to such date the Investment Advisor may not terminate the arrangements without approval of the Trustees.

The Multi-Strategy Alternatives Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund and the Trend Driven Allocation Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, Goldman Sachs Financial Square Treasury Solutions and the Goldman Sachs VIT Government Money Market Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2024 GSAM waived $448 and $31,257 of the Multi-Strategy Alternatives Portfolio’s and Trend Driven Allocation Fund’s management fee, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Funds, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Advisor Shares of the Multi-Strategy Alternatives Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.15% of the Multi-Strategy Alternatives Portfolio’s average daily net assets attributable to Advisor Shares.

C.  Service Plans — The Trust, on behalf of Advisor Shares of the Multi-Strategy Alternatives Portfolio, has adopted a Service Plan to allow Advisor Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and administration services to their customers who are beneficial owners of such shares. The Service Plans each provide for compensation to the service organizations equal to 0.25% of the average daily net assets attributable to Advisor Shares of the Multi-Strategy Alternatives Portfolio.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional, Service and Advisor Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Multi-Strategy Alternatives Portfolio and Trend Driven Allocation Fund are 0.204% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management	Other Expense	Total Expense
Fund	Fee Waiver	Reimbursements	Reductions

Goldman Sachs Multi-Strategy Alternatives Portfolio	$ 30,063	$ 62,606	$ 92,669

Goldman Sachs Trend Driven Allocation Fund	197,888	68,144	266,032

F.  Line of Credit Facility — As of June 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 19, 2024, the facility was $1,110,000,000.

G.  Other Transactions with Affiliates —The Multi-Strategy Alternatives Portfolio invests primarily in Class R6 and Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Multi-Strategy Alternatives Portfolio. The table below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2024:

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Multi-Strategy Alternatives Portfolio

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Core Fixed Income Fund
	$2,061,193	$244,068	$(200,000)	$(4,523)	$(46,521)	$2,054,217	226,735	$44,067	$–

Goldman Sachs Emerging Markets Debt Fund
	4,542,639	368,870	–	–	(4,085)	4,907,424	517,115	118,872	–

Goldman Sachs Emerging Markets Equity Insights Fund
	3,134,071	350,000	(350,000)	11,373	318,217	3,463,661	387,434	–	–

Goldman Sachs Energy Infrastructure Fund
	49,255	1,186	–	–	7,641	58,082	4,559	1,186	–

Goldman Sachs Financial Square Government Fund - Institutional Shares
	635,024	3,508,962	(3,708,481)	–	–	435,505	435,505	9,423	–

Goldman Sachs Global Infrastructure Fund
	3,219,022	249,833	–	–	(46,355)	3,422,500	275,495	49,833	–

Goldman Sachs High Yield Floating Rate Fund
	3,458,481	1,511,597	–	–	(5,917)	4,964,161	558,398	171,597	–

Goldman Sachs High Yield Fund
	4,254,780	1,738,748	(100,000)	(2,085)	(15,695)	5,875,748	1,053,001	158,748	–

Goldman Sachs Managed Futures Strategy Fund
	5,490,662	3,650,001	(200,000)	(26,112)	355,115	9,269,666	894,755	–	–

Goldman Sachs MarketBeta International Equity ETF
	475,349	–	–	–	19,641	494,990	8,847	8,314	–

Goldman Sachs MarketBeta U.S. Equity ETF
	1,102,650	959,331	(657,458)	3,984	184,479	1,592,986	21,308	11,024	–

Goldman Sachs Short Duration High Yield Fund
	6,863,356	1,290,799	(4,800,000)	(156,964)	80,006	3,277,197	415,888	150,800	–

Goldman Sachs Strategic Income Fund
	1,165,702	5,040	(1,162,031)	58,846	(67,557)	–	–	9,733	–

Goldman Sachs VIT Government Money Market Fund
	536,056	4,601	(540,657)	–	–	–	–	4,601	–

Total	$36,988,240	$13,883,036	$(11,718,627)	$(115,481)	$778,969	$39,816,137		$738,198	$–

As of June 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 8% of the Institutional Shares of the Trend Driven Allocation Fund.

The following table provides information about Trend Driven Allocation Fund’s investments in the Institutional Shares of the Goldman Sachs VIT Government Money Market Fund, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, and Goldman Sachs Financial Square Treasury Solutions Funds as of and for the six months ended June 30, 2024:

Goldman Sachs Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund
	$40,408,374	$41,538,492	$(43,788,933)	$–	$–	$38,157,933	38,157,933	$1,016,155	$–

Goldman Sachs Financial Square Treasury Instruments Fund
	38,864,945	927,047	(421,646)	–	–	39,370,346	39,370,346	1,009,168	–

Goldman Sachs Financial Square Treasury Obligations Fund
	38,870,537	927,179	(421,646)	–	–	39,376,070	39,376,070	1,011,812	–

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Solutions Fund
	$38,392,063	$925,460	$(421,646)	$–	$–	$38,895,877	38,895,877	$1,000,588	$–

Goldman Sachs VIT Government Money Market Fund
	35,050,510	918,996	–	–	–	35,969,506	35,969,506	918,996	–

Total	$191,586,429	$45,237,174	$(45,053,871)	$–	$–	$191,769,732		$4,956,719	$–

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were as follows:

Fund	Purchases	Sales

Goldman Sachs Multi-Strategy Alternatives Portfolio	$11,301,635	$ 7,546,035

Goldman Sachs Trend Driven Allocation Fund	926,782	10,405,383

7. SECURITIES LENDING

The Multi-Strategy Alternatives Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Trend Driven Allocation Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower

23

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

7. SECURITIES LENDING (continued)

for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of June 30, 2024.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2024, are reported under Investment Income on the Statements of Operations.

The Funds did not have any securities lending activity with affiliates of Goldman Sachs for the six months ended June 30, 2024. The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2024.

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales		Ending value as of June 30, 2024
Goldman Sachs Multi-Strategy Alternatives Portfolio	$6,700	$2,633,042		$(2,639,742)	$-

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2023, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Goldman Sachs Multi-Strategy Alternatives Portfolio	Goldman Sachs Trend Driven Allocation Fund

Capital loss carryforwards:

Perpetual Short-Term	$(1,821,585)	$—

Perpetual Long-Term	(2,036,338)	(21,617,307)

Total capital loss carryforwards	(3,857,923)	(21,617,307)

Timing differences – Qualified Late Year Ordinary Loss Deferral	(6,295)	—

As of June 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Goldman Sachs Multi- Strategy Alternatives Portfolio	Goldman Sachs Trend Driven Allocation Fund

Tax Cost	$40,591,165	$238,785,808

Gross unrealized gain	1,698,852	33,192,172

Gross unrealized loss	(1,502,367)	(10,706,247)

Net unrealized gain (loss)	$196,485	$22,485,925

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, options contracts and foreign currency contracts.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

8. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund or an Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund or an Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund or Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

9. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Funds will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of the Multi-Strategy Alternatives Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Multi-Strategy Alternatives Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Multi-Strategy Alternatives Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Multi-Strategy Alternatives Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and/or an Underlying Fund and their investments. Additionally, a Fund and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Multi-Strategy Alternatives Portfolio

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	227,697	$2,039,616	8,153	$73,373

Reinvestment of distributions	—	—	14,677	130,485

Shares redeemed	(30,886)	(280,305)	(50,253)	(447,734)

	196,811	1,759,311	(27,423)	(243,876)

Service Shares

Shares sold	201,292	1,806,091	470,659	4,228,888

Reinvestment of distributions	—	—	86,067	765,139

Shares redeemed	(78,371)	(705,376)	(489,436)	(4,417,319)

	122,921	1,100,715	67,290	576,708

Advisor Shares

Shares sold	199,066	1,776,422	381,565	3,431,240

Reinvestment of distributions	—	—	170,191	1,504,491

Shares redeemed	(245,797)	(2,195,128)	(482,187)	(4,334,129)

	(46,731)	(418,706)	69,569	601,602

NET INCREASE IN SHARES	273,001	$2,441,320	109,436	$934,434

	Goldman Sachs Trend Driven Allocation Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	1	$13	1,130	$12,091

Reinvestment of distributions	—	—	746	8,240

Shares redeemed	(11,264)	(135,662)	(13,506)	(144,781)

	(11,263)	(135,649)	(11,630)	(124,450)

27

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Trend Driven Allocation Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	403,888	$4,767,840	1,203,792	$12,934,237

Reinvestment of distributions	—	—	419,923	4,606,548

Shares redeemed	(2,502,031)	(29,762,871)	(3,895,032)	(41,977,235)

	(2,098,143)	(24,995,031)	(2,271,317)	(24,436,450)

NET DECREASE IN SHARES	(2,109,406)	$(25,130,680)	(2,282,947)	$(24,560,900)

28

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Multi-Strategy Alternatives Portfolio and Goldman Sachs Trend Driven Allocation Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which the Multi-Strategy Alternatives Portfolio invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund and Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and benchmark performance index; and information on general investment outlooks in the markets in which the Fund and Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services, as applicable;

(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of its relationship with the Investment Adviser;

29

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and/or the Underlying Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund and the Underlying Funds by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds, the Underlying Funds, and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, the Underlying Funds, and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds and the Underlying Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ and the Underlying Funds’ risk profiles, and how the Investment

30

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Adviser’s approach to risk monitoring and management influences portfolio management. For the Trend Driven Allocation Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Trend Driven Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three- and five-year periods ended March 31, 2024. They also noted that in December 2021 the Fund had been repositioned from the Global Trends Allocation Fund, which involved changes to the Fund’s investment strategy and name, and that in April 2015 the Fund had been repositioned from the Global Markets Navigator Fund, which involved changes to the Fund’s investment objective, investment strategy, and benchmark. The Trustees further observed that the Trend Driven Allocation Fund had experienced certain portfolio management changes in 2022.

The Trustees observed that the Multi-Strategy Alternatives Portfolio’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three-year period ended March 31, 2024. They noted that the Multi-Strategy Alternatives Portfolio had experienced certain portfolio management changes in early 2022 and a benchmark index change in 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and (in the case of the Trend Driven Allocation Fund) breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Funds and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund..

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. For the Trend Driven Allocation Fund, the Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

31

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

First $1 billion	0.79%
Next $1 billion	0.71
Next $3 billion	0.68
Next $3 billion	0.66
Over $8 billion	0.65

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Trend Driven Allocation Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Trend Driven Allocation Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Trend Driven Allocation Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

For the Multi-Strategy Alternatives Portfolio, the Trustees noted that, although the Fund itself does not have breakpoints in its management fee schedule, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Fund at the specified asset levels. The Trustees considered the amount of assets in the Multi-Strategy Alternatives Portfolio; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Fund and Underlying Funds that exceed specified levels. They also considered the services provided to the Multi-Strategy Alternatives Portfolio under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds and certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds or Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the Trend Driven Allocation Fund and certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which the Trend Driven Allocation Fund’s and those Underlying Funds’ securities lending cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds and the Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ and the Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds and/or the Underlying Funds (as applicable) receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the

32

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds and the Underlying Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Trend Driven Allocation Fund’s and certain Underlying Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

33

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TRUSTEES
TRUSTEES (continued)
Gregory G. Weaver, Chair
Michael Latham
Cheryl K. Beebe
James A. McNamara
Dwight L. Bush
Lawrence W. Stranghoener
Kathryn A. Cassidy
Paul C. Wirth
John G. Chou
Joaquin Delgado
OFFICERS
Eileen H. Dowling
James A. McNamara, President
Lawrence Hughes
Joseph F. DiMaria, Principal Financial Officer,
John F. Killian
Principal Accounting Officer and Treasurer
Steven D. Krichmar
Robert Griffith, Secretary
GOLDMAN SACHS & CO. LLC
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Distributor and Transfer Agent
Investment Adviser
200 West Street, New York
New York 10282
© 2024 Goldman Sachs. All rights reserved.
VITFOFSAR-24

Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund Semi-Annual Financial Statements June 30, 2024

Goldman Sachs Government Money Market Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations - 14.3%

Federal Farm Credit Bank (FEDL01 + 0.075%)
$1,300,000	5.412	%(a)	09/13/24	$1,299,807
Federal Farm Credit Bank (FEDL01 + 0.140%)
700,000	5.470	(a)	09/17/24	699,999
200,000	5.472	(a)	11/14/24	199,985
Federal Farm Credit Bank (Prime Rate - 3.000%)
1,200,000	5.501	(a)	01/24/25	1,199,968
2,078,000	5.500	(a)	07/28/25	2,078,000
Federal Farm Credit Bank (Prime Rate - 3.020%)
1,514,000	5.480	(a)	09/08/25	1,514,000
Federal Farm Credit Bank (Prime Rate - 3.025%)
1,265,000	5.472	(a)	03/18/26	1,265,711
Federal Farm Credit Bank (Prime Rate - 3.030%)
1,439,000	5.468	(a)	04/17/26	1,439,211
2,378,000	5.470	(a)	04/17/26	2,378,348
Federal Farm Credit Bank (Prime Rate - 3.035%)
1,608,000	5.465	(a)	04/29/26	1,608,000
Federal Farm Credit Bank (Prime Rate - 3.040%)
1,383,000	5.460	(a)	05/21/26	1,383,000
434,000	5.460	(a)	05/28/26	434,000
1,118,000	5.460	(a)	06/12/26	1,118,000
Federal Farm Credit Bank (Prime Rate - 3.060%)
1,604,000	5.440	(a)	03/24/26	1,604,000
Federal Farm Credit Bank (Prime Rate - 3.070%)
2,154,000	5.430	(a)(b)	01/02/26	2,154,000
Federal Farm Credit Bank (SOFR + 0.060%)
500,000	5.409	(a)	07/22/24	499,972
2,318,000	5.400	(a)	01/09/25	2,318,000
Federal Farm Credit Bank (SOFR + 0.090%)
946,000	5.430	(a)	03/07/25	946,000
Federal Farm Credit Bank (SOFR + 0.110%)
3,842,000	5.450	(a)	03/11/25	3,842,000
Federal Farm Credit Bank (SOFR + 0.115%)
993,000	5.455	(a)	12/03/24	993,000
Federal Farm Credit Bank (SOFR + 0.125%)
1,043,000	5.465	(a)	02/10/25	1,043,000
5,863,000	5.465	(a)	03/24/25	5,863,000
Federal Farm Credit Bank (SOFR + 0.130%)
1,561,000	5.470	(a)	08/13/25	1,561,000
Federal Farm Credit Bank (SOFR + 0.135%)
1,654,000	5.475	(a)	04/29/25	1,654,064
850,000	5.475	(a)	06/03/25	850,000
Federal Farm Credit Bank (SOFR + 0.140%)
1,978,000	5.482	(a)	11/26/24	1,977,770
1,781,000	5.483	(a)	11/26/24	1,780,792
2,699,000	5.480	(a)	08/22/25	2,699,000
Federal Farm Credit Bank (SOFR + 0.145%)
2,117,000	5.485	(a)	04/28/25	2,117,000
686,000	5.485	(a)	06/27/25	686,000
Federal Farm Credit Bank (SOFR + 0.150%)
1,173,000	5.490	(a)	01/03/25	1,173,000
807,000	5.490	(a)	02/14/25	807,000
1,661,000	5.490	(a)	05/27/25	1,661,000
2,003,000	5.490	(a)	12/15/25	2,003,000
Federal Farm Credit Bank (SOFR + 0.155%)
2,482,000	5.495	(a)	02/10/25	2,482,000
1,989,000	5.496	(a)	09/15/25	1,988,880
3,220,000	5.495	(a)	11/28/25	3,220,000
2,463,000	5.495	(a)	12/01/25	2,463,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

Federal Farm Credit Bank (SOFR + 0.160%)
$476,000	5.500	%(a)	01/30/25	$476,000
768,000	5.500	(a)	04/10/25	768,000
2,306,000	5.500	(a)	07/21/25	2,306,000
3,323,000	5.500	(a)	08/04/25	3,323,000
756,000	5.500	(a)	10/27/25	756,000
1,554,000	5.500	(a)	11/03/25	1,554,000
Federal Farm Credit Bank (SOFR + 0.165%)
3,442,000	5.505	(a)	02/06/25	3,442,000
5,626,000	5.505	(a)	08/14/25	5,626,000
Federal Farm Credit Bank (SOFR + 0.170%)
1,909,000	5.510	(a)	01/23/25	1,909,000
Federal Farm Credit Bank (SOFR + 0.180%)
4,300,000	5.520	(a)	10/16/24	4,300,000
2,350,000	5.518	(a)	12/19/24	2,350,091
2,100,000	5.520	(a)	12/19/24	2,100,081
2,500,000	5.520	(a)	01/03/25	2,500,000
5,337,000	5.520	(a)	01/17/25	5,337,000
784,000	5.517	(a)	04/28/25	784,176
Federal Farm Credit Bank (SOFR + 0.190%)
2,400,000	5.530	(a)	11/25/24	2,400,000
Federal Farm Credit Bank (SOFR + 0.195%)
1,804,000	5.535	(a)	06/02/25	1,804,000
Federal Farm Credit Bank (SOFR + 0.200%)
427,000	5.535	(a)	12/05/24	427,119
Federal Home Loan Bank
1,948,000	5.020		10/25/24	1,917,665
1,750,000	5.245		10/25/24	1,722,748
1,948,000	5.008		10/31/24	1,915,378
240,000	5.021		10/31/24	235,981
1,192,000	5.083		10/31/24	1,172,038
336,000	5.121		10/31/24	330,373
2,296,000	5.220		10/31/24	2,257,550
1,750,000	5.243		10/31/24	1,720,694
9,617,000	5.248		10/31/24	9,455,950
1,913,000	5.270		10/31/24	1,880,964
4,717,000	4.980		11/26/24	4,622,323
2,334,000	5.225		11/26/24	2,287,153
2,377,000	5.253		11/26/24	2,329,290
2,310,000	5.315		11/26/24	2,263,635
3,774,000	4.933		11/29/24	3,696,365
479,000	4.956		11/29/24	469,147
2,831,000	5.032		11/29/24	2,772,764
3,144,000	5.198		11/29/24	3,079,325
2,334,000	5.219		11/29/24	2,285,988
16,776,000	5.226		11/29/24	16,430,903
4,293,000	5.237		11/29/24	4,204,689
926,000	5.288		11/29/24	906,951
646,000	5.330		11/29/24	632,711
1,680,000	5.209		12/04/24	1,643,964
4,346,000	4.990		12/26/24	4,241,045
2,454,000	5.160		12/26/24	2,394,737
890,000	5.180		12/26/24	868,507
3,558,000	5.188		12/26/24	3,472,075
4,023,000	5.197		12/26/24	3,925,846
2,668,000	5.219		12/26/24	2,603,569
3,328,000	5.225		12/26/24	3,247,630
874,000	5.366		12/26/24	852,893
2,271,000	5.155		01/17/25	2,209,872

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations– (continued)

$8,514,000	5.103%		01/23/25	$8,278,812
1,088,000	5.134		01/23/25	1,057,945
1,169,000	5.135		01/23/25	1,136,708
3,633,000	5.148		01/23/25	3,532,643
2,957,000	5.151		01/23/25	2,875,317
2,838,000	5.153		01/23/25	2,759,604
3,716,000	5.160		01/23/25	3,613,351
1,612,000	5.161		01/23/25	1,567,471
163,000	5.228		01/23/25	158,497
165,000	5.140		01/24/25	160,330
5,065,000	4.945		02/05/25	4,922,186
5,517,000	5.083		02/10/25	5,353,599
5,489,000	5.078		02/12/25	5,325,149
113,000	5.115		02/14/25	109,572
Federal Home Loan Bank (SOFR + 0.060%)
200,000	5.409	(a)	07/01/24	200,000
Federal Home Loan Bank (SOFR + 0.095%)
9,345,000	5.435	(a)	03/13/25	9,345,000
Federal Home Loan Bank (SOFR + 0.115%)
4,910,000	5.455	(a)	11/06/24	4,910,000
Federal Home Loan Bank (SOFR + 0.120%)
4,755,000	5.460	(a)	01/03/25	4,755,000
9,465,000	5.460	(a)	04/17/25	9,465,000
Federal Home Loan Bank (SOFR + 0.125%)
4,045,000	5.465	(a)	03/24/25	4,045,000
1,895,000	5.465	(a)	05/28/25	1,895,000
Federal Home Loan Bank (SOFR + 0.130%)
9,145,000	5.470	(a)	05/09/25	9,145,000
Federal Home Loan Bank (SOFR + 0.135%)
4,755,000	5.475	(a)	05/02/25	4,755,000
Federal Home Loan Bank (SOFR + 0.140%)
4,735,000	5.480	(a)	08/25/25	4,735,000
Federal Home Loan Bank (SOFR + 0.150%)
5,185,000	5.490	(a)	05/28/25	5,185,000
5,085,000	5.490	(a)	06/06/25	5,085,000
470,000	5.490	(a)	09/02/25	470,000
Federal Home Loan Bank (SOFR + 0.155%)
4,575,000	5.495	(a)	07/08/25	4,575,000
6,495,000	5.495	(a)	08/21/25	6,495,000
4,325,000	5.495	(a)	08/22/25	4,325,000
3,320,000	5.495	(a)	09/26/25	3,320,000
2,365,000	5.495	(a)	11/14/25	2,365,000
3,850,000	5.495	(a)	12/08/25	3,850,000
Federal Home Loan Bank (SOFR + 0.160%)
4,000,000	5.500	(a)	02/03/25	4,000,000
7,980,000	5.500	(a)	07/10/25	7,980,000
6,790,000	5.500	(a)	07/14/25	6,790,000
2,920,000	5.500	(a)	07/25/25	2,920,000
1,785,000	5.500	(a)	08/08/25	1,785,000
Federal Home Loan Bank (SOFR + 0.165%)
4,010,000	5.505	(a)	01/17/25	4,010,000
Federal Home Loan Bank (SOFR + 0.190%)
14,400,000	5.530	(a)	11/22/24	14,400,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.000%)
450,000	5.500	(a)	09/15/26	450,000
1,725,000	5.500	(a)	03/15/30	1,725,000
2,929,530	5.500	(a)	12/15/33	2,929,530

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$377,978,411

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 19.0%

United States Treasury Bills
$2,097,700	5.380%		07/09/24	$2,095,243
6,169,700	5.396		07/11/24	6,160,660
15,136,600	5.370		08/08/24	15,052,718
21,500	5.381		08/20/24	21,343
178,500	5.405		10/08/24	175,935
97,200	5.398		10/15/24	95,706
323,300	5.399		10/15/24	318,329
214,600	5.405		10/15/24	211,301
391,300	5.376		10/17/24	385,254
155,900	5.395		10/22/24	153,348
3,698,300	5.390	(b)	10/29/24	3,634,554
1,618,700	5.395	(b)	10/29/24	1,590,799
2,819,700	5.400	(b)	10/29/24	2,771,098
3,246,000	5.375		11/07/24	3,186,009
1,561,500	5.381		11/07/24	1,532,641
2,203,000	5.383		11/07/24	2,162,285
385,200	5.387		11/07/24	378,081
1,390,900	5.388		11/07/24	1,365,194
221,400	5.389		11/07/24	217,308
384,300	5.393		11/07/24	377,198
55,800	5.394		11/07/24	54,769
94,800	5.382		11/14/24	92,951
73,300	5.383		11/14/24	71,870
649,000	5.388		11/14/24	636,338
305,700	5.392		11/14/24	299,736
6,782,700	5.387		11/21/24	6,643,500
135,900	5.396		11/21/24	133,111
735,500	5.397		11/21/24	720,405
60,700	5.398		11/21/24	59,454
90,600	5.399		11/21/24	88,741
2,496,300	5.401		11/21/24	2,445,069
415,300	5.402		11/21/24	406,777
722,400	5.407		11/21/24	707,574
26,810,300	5.381		12/05/24	26,207,563
189,400	5.370		12/19/24	184,767
18,578,300	5.376		12/19/24	18,123,833
2,547,900	5.324	(b)	12/26/24	2,483,379
5,015,600	5.338		12/26/24	4,888,588
4,756,100	5.360		12/26/24	4,635,660
617,800	5.365		12/26/24	602,155
13,395,400	5.011		02/20/25	12,986,361
521,200	5.080		02/20/25	505,285
195,100	5.101		03/20/25	188,245
262,500	5.134		03/20/25	253,276
2,625,000	5.135		03/20/25	2,532,763
400	5.139		03/20/25	386
281,100	5.297		04/17/25	269,790
281,100	5.305		04/17/25	269,790
276,800	5.155		05/15/25	264,806
177,500	5.156		05/15/25	169,809
201,200	5.184		05/15/25	192,482
3,532,300	5.216		05/15/25	3,379,240
21,042,100	5.221		05/15/25	20,130,316
3,988,900	5.222		05/15/25	3,816,055
2,630,000	5.260		05/15/25	2,516,038
1,315,000	5.263		05/15/25	1,258,019
2,630,000	5.266		05/15/25	2,516,038
2,016,100	5.284		05/15/25	1,928,740

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$448,300	5.123%		06/12/25	$427,287
512,800	5.125		06/12/25	488,763
290,000	5.143		06/12/25	276,407
967,900	5.152		06/12/25	922,531
914,300	5.154		06/12/25	871,443
250,300	5.155		06/12/25	238,568
1,587,100	5.158	(b)	06/12/25	1,512,707
64,100	5.163	(b)	06/12/25	61,095
167,900	5.165		06/12/25	160,030
328,400	5.166		06/12/25	313,007
2,315,200	5.167		06/12/25	2,206,678
521,200	5.168		06/12/25	496,769
91,600	5.171		06/12/25	87,306
299,800	5.183		06/12/25	285,747
7,799,000	5.189		06/12/25	7,433,431
744,400	5.194		06/12/25	709,507
7,969,400	5.244		06/12/25	7,595,844
United States Treasury Floating Rate Note
39,000	5.064		12/31/24	38,842
1,644,100	5.066		12/31/24	1,637,445
1,168,900	5.069		12/31/24	1,164,169
1,644,100	5.070		12/31/24	1,637,445
1,168,900	5.073		12/31/24	1,164,169
704,100	5.074		12/31/24	701,250
469,400	5.083		12/31/24	463,009
352,100	5.084		12/31/24	350,675
2,348,800	5.089		12/31/24	2,339,293
1,174,400	5.109		12/31/24	1,169,646
4,675,400	5.113		12/31/24	4,656,475
1,414,100	5.115		12/31/24	1,408,237
935,200	5.121		12/31/24	920,044
551,400	5.073		02/15/25	539,511
275,700	5.075		02/15/25	269,756
2,149,000	4.994		03/31/25	2,131,619
2,688,800	5.004		03/31/25	2,667,053
3,029,700	5.198		06/30/25	2,886,105
2,929,800	5.081		07/15/25	2,868,587
1,464,900	5.085	(b)	07/15/25	1,434,293
1,464,900	5.093		07/15/25	1,434,293
2,929,800	5.095	(b)	07/15/25	2,868,587
2,929,800	5.099		07/15/25	2,868,587
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.037%)
4,639,400	5.341	(a)	07/31/24	4,639,450
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
3,442,900	5.431	(a)	07/31/25	3,441,256
14,652,900	5.432	(a)	07/31/25	14,645,901
2,480,000	5.433	(a)	07/31/25	2,478,815
29,438,000	5.436	(a)	07/31/25	29,423,940
2,081,700	5.437	(a)	07/31/25	2,080,706
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
18,000,000	5.454	(a)	04/30/26	18,001,021
30,003,400	5.455	(a)	04/30/26	30,005,101
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.169%)
6,260,000	5.472	(a)	04/30/25	6,260,375
14,809,000	5.475	(a)	04/30/25	14,809,887

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
$163,800	5.474	%(a)	10/31/25	$163,635
715,400	5.475	(a)	10/31/25	714,678
20,970,700	5.483	(a)	10/31/25	20,949,541
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.200%)
1,397,500	5.502	(a)	01/31/25	1,397,854
6,700,000	5.503	(a)	01/31/25	6,701,697
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
1,735,600	5.541	(a)	01/31/26	1,736,457
7,352,700	5.544	(a)	01/31/26	7,356,332
36,938,500	5.545	(a)	01/31/26	36,956,748
30,031,800	5.546	(a)	01/31/26	30,046,636
42,582,800	5.550	(a)	01/31/26	42,603,836

TOTAL U.S. TREASURY OBLIGATIONS				$500,668,759

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$878,647,170

Repurchase Agreements(c) - 66.1%

Bank of America, National Association
5,000,000	5.340		07/10/24	$5,000,000
Maturity Value: $5,134,983
Settlement Date: 01/10/24
Collateralized by Federal National Mortgage Association, 3.500%, due 02/01/45 to 10/01/46. The aggregate market value of the collateral, including accrued interest, was $ 5,150,000.
15,000,000	5.430		01/31/25	$15,000,000
Maturity Value: $15,656,125
Settlement Date: 04/16/24
Collateralized by Federal National Mortgage Association, 3.000% to 3.500%, due 01/01/45 to 09/01/46. The aggregate market value of the collateral, including accrued interest, was $15,450,000.
7,000,000	5.310		04/30/25	$7,000,000
Maturity Value: $7,367,570
Settlement Date: 05/09/24
Collateralized by Federal National Mortgage Association, 3.000% to 3.500%, due 09/01/46 to 10/01/46. The aggregate market value of the collateral, including accrued interest, was $7,210,000.
3,000,000	5.350		05/15/25	$3,000,000
Maturity Value: $3,156,488
Settlement Date: 05/29/24
Collateralized by Federal National Mortgage Association, 3.500%, due 02/01/45. The market value of the collateral, including accrued interest, was $3,090,000.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas
$20,000,000	5.170	%(d)	07/17/24	$20,000,000
Maturity Value: $20,522,744
Settlement Date: 01/17/24

Collateralized by Federal Home Loan Bank, 3.740%, due 06/12/43, Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 07/01/24 to 08/01/37, Federal National Mortgage Association, 3.000% to 7.000%, due 01/01/31 to 09/01/52, Government National Mortgage Association, 2.500% to 6.500%, due 07/20/44 to 03/20/54, U.S. Treasury Bills, 0.000%, due 07/09/24 to 10/15/24, U.S. Treasury Bonds, 1.375% to 4.125%, due 08/15/50 to 08/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due 04/15/25 to 07/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 05/15/34, U.S. Treasury Notes, 1.250% to 4.375%, due 02/28/26 to 02/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/49 to 05/15/50. The aggregate market value of the collateral, including accrued interest, was $ 20,470,911.

5,000,000	5.210	(d)	07/22/24	$5,000,000
Maturity Value: $5,131,697
Settlement Date: 01/22/24

Collateralized by U.S. Treasury Floating Rate Notes, 5.342% to 5.475%, due 07/31/24 to 10/31/25, U.S. Treasury Inflation- Indexed Notes, 0.125% to 1.625%, due 10/15/25 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/24 to 08/15/41 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/43. The aggregate market value of the collateral, including accrued interest, was $5,100,001.

12,000,000	5.220	(d)	07/22/24	$12,000,000
Maturity Value: $12,316,680
Settlement Date: 01/22/24

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 02/01/50 to 08/01/53, Federal National Mortgage Association, 3.000% to 5.500%, due 05/01/39 to 12/01/52, Government National Mortgage Association, 3.000% to 7.000%, due 08/15/29 to 01/20/51, a U.S. Treasury Floating Rate Note, 5.475%, due 10/31/25, a U.S. Treasury Note, 2.250%, due 08/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 08/15/41. The aggregate market value of the collateral, including accrued interest, was $12,246,814.

8,000,000	5.210	(d)	07/23/24	$8,000,000
Maturity Value: $8,210,716
Settlement Date: 01/23/24

Collateralized by U.S. Treasury Bonds, 3.375% to 4.500%, due 05/15/38 to 08/15/53, a U.S. Treasury Floating Rate Note, 5.475%, due 10/31/25, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 10/15/25 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/24 to 02/15/44, U.S. Treasury Notes, 2.250% to 4.500%, due 11/15/25 to 11/30/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $ 8,160,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$12,000,000	5.220	%(d)	07/23/24	$12,000,000
Maturity Value: $12,316,680
Settlement Date: 01/23/24

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 10/01/36 to 08/01/53, Federal National Mortgage Association, 2.000% to 6.500%, due 01/01/39 to 02/01/54, Government National Mortgage Association, 3.000% to 5.500%, due 02/20/49 to 07/20/53, a U.S. Treasury Bond, 6.750%, due 08/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/31 to 02/15/36, U.S. Treasury Notes, 0.500% to 3.000%, due 07/31/24 to 08/31/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/39 to 05/15/40. The aggregate market value of the collateral, including accrued interest, was $12,265,087.

20,000,000	5.180	(d)	07/26/24	$20,000,000
Maturity Value: $20,523,756
Settlement Date: 01/26/24

Collateralized by Federal Farm Credit Bank, 2.930%, due 02/03/42, Federal Home Loan Bank, 3.740%, due 06/12/43, Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 10/01/36 to 03/01/54, Federal National Mortgage Association, 2.000% to 7.500%, due 02/01/46 to 02/01/54, Government National Mortgage Association, 2.500% to 7.000%, due 08/15/29 to 03/20/51, a U.S. Treasury Bill, 0.000%, due 07/16/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/29 to 11/15/41 and U.S. Treasury Notes, 1.500% to 3.875%, due 07/31/24 to 11/30/28. The aggregate market value of the collateral, including accrued interest, was $20,484,680.

10,000,000	5.160	(d)	11/13/24	$10,000,000
Maturity Value: $10,391,300
Settlement Date: 02/14/24

Collateralized by a U.S. Treasury Floating Rate Note, 5.342%, due 07/31/24, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/30 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/32 to 11/15/37. The aggregate market value of the collateral, including accrued interest, was $10,200,000.

10,000,000	5.170	(d)	11/13/24	$10,000,000
Maturity Value: $10,392,058
Settlement Date: 02/14/24

Collateralized by a U.S. Treasury Floating Rate Note, 5.342%, due 07/31/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/29 to 08/15/44, a U.S. Treasury Note, 2.625%, due 02/15/29 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/52. The aggregate market value of the collateral, including accrued interest, was $10,200,000.

BofA Securities, Inc.
30,000,000	5.370	(d)	01/27/25	$30,000,000
Maturity Value: $30,957,650
Settlement Date: 06/27/24

Collateralized by Federal Farm Credit Bank, 2.650% to 5.480%, due 09/26/25 to 08/03/46, Federal Home Loan Bank, 5.485%, due 01/02/26, Government National Mortgage Association, 3.000% to 6.500%, due 08/15/36 to 01/20/54, Tennessee Valley Authority, 6.750%, due 11/01/25 and a U.S. Treasury Note, 0.625%, due 11/30/27. The aggregate market value of the collateral, including accrued interest, was $ 30,733,793.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc. – (continued)
$10,000,000	5.380	%(d)	01/27/25	$10,000,000
Maturity Value: $10,319,811
Settlement Date: 06/27/24

Collateralized by Federal Farm Credit Bank, 1.730% to 2.870%, due 02/25/30 to 08/24/46, Federal National Mortgage Association, 0.750%, due 10/08/27, Government National Mortgage Association, 6.500%, due 05/20/54 and Tennessee Valley Authority, 3.875% to 4.625%, due 03/15/28 to 09/15/60. The aggregate market value of the collateral, including accrued interest, was $10,220,092.

Citigroup Global Markets, Inc.
18,000,000	5.335		01/10/25	$18,000,000
Maturity Value: $18,730,895
Settlement Date: 04/11/24
Collateralized by a U.S. Treasury Note, 1.250%, due 12/31/26. The market value of the collateral, including accrued interest, was $18,360,012.
3,000,000	5.350		05/29/25	$3,000,000
Maturity Value: $3,162,283
Settlement Date: 05/30/24
Collateralized by a U.S. Treasury Note, 0.375%, due 12/31/25. The market value of the collateral, including accrued interest, was $3,060,039.

Joint Account III
1,489,700,000	5.335		07/01/24	$1,489,700,000
Maturity Value: $1,490,362,310
Settlement Date: 06/28/24

Royal Bank of Canada
7,500,000	5.090	(d)	02/21/25	$7,500,000
Maturity Value: $7,878,569
Settlement Date: 03/01/24
Collateralized by Federal National Mortgage Association, 4.000% to 5.500%, due 11/01/48 to 11/01/53. The aggregate market value of the collateral, including accrued interest, was $7,650,001.
5,000,000	5.110	(d)	02/21/25	$5,000,000
Maturity Value: $5,254,080
Settlement Date: 02/29/24
Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 10/01/45 to 08/01/59. The aggregate market value of the collateral, including accrued interest, was $5,099,999.
12,000,000	5.030	(d)	02/28/25	$12,000,000
Maturity Value: $12,600,247
Settlement Date: 03/07/24

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 07/01/47 to 05/01/49 and Federal National Mortgage Association, 3.500% to 6.000%, due 01/01/48 to 11/01/53. The aggregate market value of the collateral, including accrued interest, was $12,239,997.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Wells Fargo Securities, LLC
$40,000,000	5.340%	07/01/24	$40,000,000
Maturity Value: $40,017,800
Settlement Date: 06/28/24
Collateralized by Government National Mortgage Association, 2.000% to 7.000%, due 06/20/31 to 06/20/54. The aggregate market value of the collateral, including accrued interest, was $41,200,002.

TOTAL REPURCHASE AGREEMENTS			$1,742,200,000

TOTAL INVESTMENTS - 99.4%			$2,620,847,170

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			15,460,194

NET ASSETS - 100.0%			$2,636,307,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on June 30, 2024. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature. Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
Mo.	—Month
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III— At June 30, 2024, the Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of July 1, 2024, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Government Money Market Fund	$1,489,700,000	$1,490,362,310	$1,534,365,732

REPURCHASE AGREEMENTS— At June 30, 2024, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	5.340%	$126,782,979
Bank of America, N.A.	5.330	475,436,170
Bank of Montreal	5.330	190,174,468
Credit Agricole Corporate and Investment Bank	5.330	63,391,489
Wells Fargo Securities, LLC	5.340	633,914,894
Total		$1,489,700,000

At June 30, 2024, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates
Federal Farm Credit Bank	1.180%	4/20/2027
Federal Home Loan Mortgage Corp.	1.500% to 7.500	03/01/25 to 07/01/54
Federal National Mortgage Association	2.000 to 6.000	08/01/33 to 05/01/53
Government National Mortgage Association	2.000 to 8.500	08/20/25 to 04/20/64
U.S. Treasury Notes	0.375 to 1.375	07/31/27 to 12/31/28

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Goldman Sachs Government Money Market Fund

Assets:

Investments based on amortized cost	$878,647,170
Repurchase agreements based on amortized cost	1,742,200,000
Cash	24,483,457
Receivables:
Interest	8,463,810
Investments sold	4,953,590
Fund shares sold	3,704,638
Reimbursement from investment adviser	9,333
Other assets	36,531

Total assets	2,662,498,529

Liabilities:

Payables:
Investments purchased	20,084,369
Fund shares redeemed	4,966,725
Management fees	344,328
Distribution and Service fees and Transfer Agency fees	201,532
Accrued expenses	594,211

Total liabilities	26,191,165

Net Assets:

Paid-in capital	2,636,400,527
Total distributable earnings (loss)	(93,163)

NET ASSETS	$2,636,307,364

Net asset value, offering and redemption price per share	$1.00

Net Assets:
Institutional Shares	$1,860,201,875
Service Shares	776,105,489
Total Net Assets	$2,636,307,364
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	1,860,267,587
Service Shares	776,132,921

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations For the Six Months Ended June 30, 2024 (Unaudited)

Goldman Sachs Government Money Market Fund

Investment income:

Interest income	$70,070,598

Expenses:

Management fees	2,077,375

Distribution and Service fees—Service Shares	963,412

Printing and mailing costs	367,991

Transfer Agency fees(a)	259,648

Custody, accounting and administrative services	137,282

Professional fees	36,342

Trustee fees	11,495

Other	60,889

Total expenses	3,914,434

Less — expense reductions	(584,692)

Net expenses	3,329,742

NET INVESTMENT INCOME	66,740,856

Net realized loss from investment transactions	(147,411)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,593,445

(a)	Institutional and Service Shares incurred Transfer Agency fees of $182,582 and $77,066, respectively.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	Goldman Sachs Government Money Market Fund

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$66,740,856	$111,961,066

Net realized gain (loss) from investment transactions	(147,411)	316,911

Net increase in net assets resulting from operations	66,593,445	112,277,977

Distributions to shareholders:

From distributable earnings:
Institutional Shares	(47,619,538)	(76,620,390)
Service Shares	(19,136,814)	(35,577,989)

Total distributions to shareholders	(66,756,352)	(112,198,379)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	747,322,434	2,274,304,705

Reinvestment of distributions	66,715,178	111,955,715

Cost of shares redeemed	(715,657,252)	(2,361,010,400)

Net increase in net assets resulting from share transactions	98,380,360	25,250,020

TOTAL INCREASE	98,217,453	25,329,618

Net Assets:

Beginning of period	$2,538,089,911	$2,512,760,293

End of period	$2,636,307,364	$2,538,089,911

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income(a)	0.026		0.050	0.016	–	(b)	0.004	0.021

Distributions to shareholders from net investment income(c)	(0.026)		(0.050)	(0.016)	–	(b)	(0.004)	(0.021)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(d)	2.62%		5.05%	1.58%	0.01%		0.43%	2.11%

Net assets, end of period (in 000’s)	$1,860,202		$1,756,707	$1,834,293	$523,751		$582,216	$363,783

Ratio of net expenses to average net assets	0.18	%(e)	0.19%	0.17%	0.09%		0.18%	0.18%

Ratio of total expenses to average net assets	0.23	%(e)	0.21%	0.20%	0.21%		0.20%	0.21%

Ratio of net investment income to average net assets	5.21	%(e)	4.96%	1.92%	–	%(f)	0.35%	2.06%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund

	Service Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021		2020	2019

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income(a)	0.025		0.047	0.014	–	(b)	0.003	0.018

Distributions to shareholders from net investment income(c)	(0.025)		(0.047)	(0.014)	–	(b)	(0.003)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(d)	2.50%		4.79%	1.37%	0.01%		0.27%	1.86%

Net assets, end of period (in 000’s)	$776,105		$781,383	$678,468	$501,008		$579,416	$350,112

Ratio of net expenses to average net assets	0.43	%(e)	0.44%	0.38%	0.09%		0.33%	0.43%

Ratio of total expenses to average net assets	0.48	%(e)	0.46%	0.45%	0.46%		0.45%	0.46%

Ratio of net investment income to average net assets	4.96	%(e)	4.70%	1.48%	–	%(f)	0.19%	1.81%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of June 30, 2024, all investments, including repurchase agreements, are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B.  Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D.  Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. For the six months ended June 30, 2024, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Fund	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs Government Money Market Fund	$ 584,692	$ 584,692

E.  Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2024	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2024

Management Fee	0.16%	0.16%	0.16%	0.16%

Distribution and Service Fees	N/A	N/A	0.25	0.25

Transfer Agency Fees	0.02	0.02	0.02	0.02

Other Expenses	—	0.05	—	0.05

Total Annual Fund Operating Expenses		0.23		0.48

Other Reimbursements		(0.05)		(0.05)

Net Expenses		0.18%		0.43%

N/A — Fees not applicable to respective share class.

F. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended June 30, 2024, the purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Goldman Sachs Government Money Market Fund	$ 3,626,369	$ —	$ —

G.  Line of Credit Facility — As of June 30, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

5. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. OTHER RISKS (continued)

the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

6. INDEMNIFICATION

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

8. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Government Money Market Fund
	For the Six Months Ended For the Fiscal Year Ended

	June 30, 2024	December 31, 2023

	(Unaudited)
	Shares	Shares
Institutional Shares*

Shares sold	641,408,259	1,959,289,446

Reinvestment of distributions	47,576,939	76,375,080

Shares redeemed	(585,376,079)	(2,113,305,922)

	103,609,119	(77,641,396)
Service Shares*

Shares sold	105,914,175	315,015,259

Reinvestment of distributions	19,138,239	35,580,635

Shares redeemed	(130,281,173)	(247,704,478)

	(5,228,759)	102,891,416

NET INCREASE IN SHARES	98,380,360	25,250,020

* Valued at $1.00 per share.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Government Money Market Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”); and information on general investment outlooks in the markets in which the Fund invests;

(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)(continued)

(m)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2023. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Fund in light of its investment policies and strategies. The Trustees considered that, from March 2022 through July 2023, the Federal Reserve implemented a series of interest rate increases in response to inflationary pressures impacting the broader economy, and that, during this period, the Money Market Funds’ yield improved compared to other recent periods as a result. They noted that the Investment Adviser has subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during recent periods, including during the near-zero interest rate environment following the market disruptions related to the COVID-19 pandemic and related actions by the Federal Reserve. The Trustees acknowledged, however, that although the Federal Reserve had signaled that it may cut interest rates in the near future, the interest rate environment remained uncertain in light of broader economic conditions and persistent inflationary concerns. The Trustees also considered that the Fund had maintained a stable net asset value per share. In light of these considerations, the Trustees believed that the Fund was providing investment performance within a competitive range for investors.

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/ reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Fund by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)(continued)

Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2025.

22

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 © 2024 Goldman Sachs. All rights reserved. VITMMSAR-24

Goldman Sachs Variable Insurance Trust Goldman Sachs Core Fixed Income Fund Semi-Annual Financial Statements June 30, 2024 Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 41.2%

FHLMC
$2,486	7.500%	12/01/29	$2,597
825	5.000	10/01/33	819
1,174	5.000	07/01/35	1,165
1,737	5.000	12/01/35	1,736
357	5.000	03/01/38	356
848	5.000	06/01/41	849
4,238	4.500	08/01/48	4,050
5,123	4.500	11/01/48	4,896
540,400	3.000	09/01/49	470,113
391,517	4.000	03/01/50	364,358
792,953	4.500	03/01/50	760,176
270,091	3.000	10/01/50	233,864
902,567	2.500	02/01/51	743,388
1,830,194	2.000	05/01/51	1,438,817
851,819	2.500	05/01/51	703,508
853,506	2.500	05/01/51	709,914
1,934,626	2.500	08/01/51	1,608,138
791,215	2.500	09/01/51	654,642
765,639	4.500	04/01/52	723,943
552,532	4.500	06/01/52	524,849
366,047	6.000	12/01/52	372,763
FNMA
8	4.500	07/01/24	8
236	9.000	11/01/25	236
5,298	7.000	08/01/26	5,324
2,010	8.000	10/01/29	2,077
726	8.500	04/01/30	762
1,373	8.000	05/01/30	1,402
2,537	8.000	08/01/32	2,700
3,446	4.500	08/01/39	3,358
5,944	3.000	01/01/43	5,346
11,794	3.000	01/01/43	10,606
6,972	3.000	03/01/43	6,290
18,619	3.000	03/01/43	16,620
57,095	3.000	03/01/43	50,951
7,328	3.000	04/01/43	6,565
9,209	3.000	04/01/43	8,224
13,366	3.000	04/01/43	11,924
16,985	3.000	04/01/43	15,155
69,859	3.000	04/01/43	62,335
9,035	3.000	05/01/43	8,049
34,180	3.000	05/01/43	30,487
38,695	3.000	05/01/43	34,525
214,048	4.500	04/01/45	207,140
26,428	4.500	05/01/45	25,550
124,499	4.000	02/01/48	116,213
147,084	4.000	03/01/48	137,203
2,679	4.000	07/01/48	2,498
8,948	4.000	07/01/48	8,363
240,546	4.500	07/01/48	229,851
164,291	4.000	08/01/48	153,151
129,413	5.000	11/01/48	127,875
1,849,817	2.000	10/01/50	1,458,869
422,453	3.000	10/01/50	366,451
540,628	3.000	10/01/50	468,115
551,342	3.000	10/01/50	478,254
1,850,172	2.000	11/01/50	1,459,149
72,130	2.500	03/01/51	60,131

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA – (continued)
$89,987	2.500%	09/01/51	$74,932
356,365	2.500	10/01/51	296,297
163,985	2.500	11/01/51	136,499
210,713	2.500	11/01/51	175,130
1,355,761	6.000	11/01/52	1,376,396
855,394	5.500	04/01/53	847,268
1,868,415	6.500	09/01/53	1,913,677
2,000,000	3.000	TBA-30yr(a)	1,700,958
1,000,000	3.500	TBA-30yr(a)	884,755
1,000,000	4.000	TBA-30yr(a)	914,844
3,000,000	5.500	TBA-30yr(a)	2,957,700
2,000,000	6.000	TBA-30yr(a)	2,005,260
4,000,000	2.500	TBA-30yr(a)	3,266,260
FNMA, Series 2012-111, Class B
4,413	7.000	10/25/42	4,639
FNMA, Series 2012-153, Class B
12,100	7.000	07/25/42	12,925
GNMA
735	7.000	11/15/25	735
171	7.000	04/15/26	171
374	7.000	04/15/26	374
485	7.000	03/15/27	486
197	7.000	11/15/27	198
1,065	7.000	11/15/27	1,084
2,261	7.000	02/15/28	2,282
55	7.000	05/15/28	56
974	7.000	06/15/28	987
514	7.000	07/15/28	522
990	7.000	07/15/28	1,002
5,194	7.000	09/15/28	5,266
39,409	6.000	08/20/34	40,682
35,796	5.000	06/15/40	35,810
149,640	4.000	08/20/43	141,613
56,762	4.000	10/20/45	53,341
857,397	4.000	07/20/48	801,434
28,204	5.000	08/20/48	27,848
92,938	4.500	09/20/48	89,500
99,190	5.000	10/20/48	97,754
269,147	5.000	11/20/48	265,251
34,424	5.000	12/20/48	33,882
216,385	4.500	01/20/49	207,905
29,386	4.500	03/20/49	28,234
602,811	3.000	08/20/49	529,517
191,563	4.500	10/20/49	184,350
392,009	3.000	03/20/50	343,856
191,352	4.500	03/20/50	183,794
785,803	3.000	11/20/51	684,850
925,883	3.000	11/20/51	799,419
901,550	4.500	09/20/52	857,768
898,327	4.500	10/20/52	854,701
980,315	7.000	01/20/54	998,748
3,000,000	2.000	TBA-30yr(a)	2,429,209
2,000,000	2.500	TBA-30yr(a)	1,681,142
2,000,000	3.500	TBA-30yr(a)	1,796,314
2,000,000	4.500	TBA-30yr(a)	1,901,142
1,000,000	5.000	TBA-30yr(a)	973,671
1,000,000	5.500	TBA-30yr(a)	992,150
4,000,000	6.000	TBA-30yr(a)	4,017,188

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

GNMA – (continued)
$5,000,000	6.500%	TBA-30yr(a)	$5,069,431
2,000,000	7.000	TBA-30yr(a)	2,036,141
GNMA, Series 2021-135, Class A
913,567	2.000	08/20/51	731,578

TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,169,741)			60,375,624

Corporate Bonds – 25.3%

Aerospace/Defense – 1.0%
Boeing Co. (The)
50,000	3.450	11/01/28(b)	45,256
25,000	5.150	05/01/30(b)	24,002
25,000	3.250	02/01/35(b)	19,096
325,000	5.705	05/01/40(b)	300,092
100,000	5.805	05/01/50(b)	90,287
76,000	6.858	05/01/54(b)(c)	77,921
L3Harris Technologies, Inc.
50,000	5.600	07/31/53(b)	49,540
Northrop Grumman Corp.
75,000	3.250	01/15/28(b)	70,626
25,000	4.750	06/01/43	22,406
50,000	5.250	05/01/50(b)	47,419
RTX Corp.
50,000	3.950	08/16/25(b)	49,152
50,000	4.125	11/16/28(b)	48,155
600,000	6.100	03/15/34(b)	631,802
25,000	4.050	05/04/47(b)	19,655

			1,495,409

Agriculture – 0.1%
Archer-Daniels-Midland Co.
25,000	3.250	03/27/30(b)	22,765
100,000	2.900	03/01/32(b)	85,522

			108,287

Auto Manufacturers – 0.8%
Ford Motor Credit Co. LLC
215,000	5.850	05/17/27(b)	215,199
General Motors Co.
25,000	4.000	04/01/25	24,676
General Motors Financial Co., Inc.
125,000	4.300	07/13/25(b)	123,324
125,000	1.500	06/10/26(b)	115,774
125,000	2.350	01/08/31(b)	102,533
358,000	2.700	06/10/31(b)	296,326
Hyundai Capital America
260,000	5.400	06/24/31(b)(c)	257,759

			1,135,591

Banks – 5.4%
Bank of America Corp.
	(SOFR + 1.290%)
140,000	5.080	01/20/27(b)(d)	139,118
	(TSFR3M + 1.302%)
85,000	3.419	12/20/28(b)(d)	79,909
	(SOFR + 1.630%)
370,000	5.202	04/25/29(b)(d)	369,346
	(SOFR + 2.150%)
175,000	2.592	04/29/31(b)(d)	151,255

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
	(SOFR + 1.220%)
$110,000	2.299%	07/21/32(b)(d)	$90,085
	(SOFR + 1.830%)
390,000	4.571	04/27/33(b)(d)	367,841
	(US 5 Year CMT T-Note + 1.200%)
100,000	2.482	09/21/36(b)(d)	79,848
Bank of America Corp., GMTN
	(TSFR3M + 1.632%)
25,000	3.593	07/21/28(b)(d)	23,792
Bank of America Corp., MTN
45,000	3.248	10/21/27(b)	42,569
	(TSFR3M + 1.837%)
75,000	3.824	01/20/28(b)(d)	72,309
	(SOFR + 1.050%)
400,000	2.551	02/04/28(b)(d)	373,304
	(SOFR + 2.040%)
305,000	4.948	07/22/28(b)(d)	302,501
	(TSFR3M + 1.572%)
50,000	4.271	07/23/29(b)(d)	48,166
	(SOFR + 1.530%)
50,000	1.898	07/23/31(b)(d)	41,157
	(SOFR + 1.330%)
75,000	2.972	02/04/33(b)(d)	63,492
	(SOFR + 2.160%)
73,000	5.015	07/22/33(b)(d)	71,319
Bank of America Corp., Series L
25,000	4.183	11/25/27(b)	24,132
Bank of America Corp., Series N
	(SOFR + 1.220%)
50,000	2.651	03/11/32(b)(d)	42,325
Bank of New York Mellon Corp. (The)
	(SOFR + 1.755%)
20,000	4.596	07/26/30(b)(d)	19,539
Citigroup, Inc.
220,000	3.400	05/01/26	212,443
150,000	4.450	09/29/27	146,225
	(SOFR + 1.422%)
75,000	2.976	11/05/30(b)(d)	66,799
	(SOFR + 1.351%)
200,000	3.057	01/25/33(b)(d)	169,602
	(SOFR + 2.086%)
165,000	4.910	05/24/33(b)(d)	158,634
Fifth Third Bancorp
30,000	2.375	01/28/25(b)	29,424
Huntington Bancshares, Inc.
50,000	4.000	05/15/25(b)	49,171
JPMorgan Chase & Co.
	(SOFR + 1.160%)
125,000	2.301	10/15/25(b)(d)	123,739
	(TSFR3M + 1.507%)
100,000	3.960	01/29/27(b)(d)	97,691
15,000	3.625	12/01/27(b)	14,351
	(TSFR3M + 1.599%)
972,000	3.782	02/01/28(b)(d)	936,493
	(TSFR3M + 1.207%)
45,000	3.509	01/23/29(b)(d)	42,554

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
	(TSFR3M + 3.790%)
$25,000	4.493%	03/24/31(b)(d)	$24,104
	(SOFR + 2.040%)
25,000	2.522	04/22/31(b)(d)	21,607
	(SOFR + 1.260%)
150,000	2.963	01/25/33(b)(d)	127,869
	(SOFR + 2.080%)
165,000	4.912	07/25/33(b)(d)	160,286
	(SOFR + 1.620%)
100,000	5.336	01/23/35(b)(d)	99,480
M&T Bank Corp.
	(SOFR + 2.800%)
265,000	7.413	10/30/29(b)(d)	278,792
Morgan Stanley
25,000	3.625	01/20/27	24,102
20,000	3.950	04/23/27	19,316
	(SOFR + 1.295%)
213,000	5.050	01/28/27(b)(d)	211,828
	(SOFR + 1.000%)
200,000	2.475	01/21/28(b)(d)	186,444
	(SOFR + 2.076%)
165,000	4.889	07/20/33(b)(d)	159,080
	(SOFR + 1.730%)
70,000	5.466	01/18/35(b)(d)	69,839
	(SOFR + 1.360%)
150,000	2.484	09/16/36(b)(d)	118,712
Morgan Stanley, GMTN
	(TSFR3M + 1.890%)
25,000	4.431	01/23/30(b)(d)	24,168
	(SOFR + 1.143%)
400,000	2.699	01/22/31(b)(d)	350,644
Morgan Stanley, MTN
	(SOFR + 1.152%)
75,000	2.720	07/22/25(b)(d)	74,854
	(SOFR + 1.590%)
305,000	5.164	04/20/29(b)(d)	303,941
	(SOFR + 3.120%)
50,000	3.622	04/01/31(b)(d)	45,854
	(SOFR + 1.034%)
75,000	1.794	02/13/32(b)(d)	60,280
Truist Financial Corp., MTN
	(SOFR + 2.050%)
50,000	6.047	06/08/27(b)(d)	50,351
US Bancorp
	(SOFR + 2.020%)
145,000	5.775	06/12/29(b)(d)	147,214
Wells Fargo & Co.
175,000	3.000	10/23/26	166,260
Wells Fargo & Co., GMTN
50,000	4.300	07/22/27	48,688
Wells Fargo & Co., MTN
	(SOFR + 1.980%)
215,000	4.808	07/25/28(b)(d)	211,880
	(SOFR + 2.100%)
408,000	4.897	07/25/33(b)(d)	392,762
	(TSFR3M + 4.502%)
25,000	5.013	04/04/51(b)(d)	22,792

			7,850,280

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Beverages – 0.4%
Coca-Cola Consolidated, Inc.
$98,000	5.450%	06/01/34(b)	$98,874
Constellation Brands, Inc.
50,000	4.400	11/15/25(b)	49,326
50,000	3.600	02/15/28(b)	47,386
25,000	3.150	08/01/29(b)	22,680
100,000	2.250	08/01/31(b)	82,077
Keurig Dr Pepper, Inc.
225,000	4.597	05/25/28(b)	220,466
25,000	3.800	05/01/50(b)	18,604
58,000	4.500	04/15/52(b)	48,335

			587,748

Biotechnology – 0.6%
Amgen, Inc.
70,000	3.125	05/01/25(b)	68,614
239,000	5.250	03/02/30(b)	240,759
238,000	5.250	03/02/33(b)	237,298
Royalty Pharma PLC
75,000	1.200	09/02/25(b)	71,227
198,000	5.400	09/02/34(b)	192,738

			810,636

Building Materials – 0.4%
Carrier Global Corp.
150,000	2.493	02/15/27(b)	140,452
75,000	2.722	02/15/30(b)	66,240
255,000	5.900	03/15/34(b)	266,311
Martin Marietta Materials, Inc.
175,000	3.200	07/15/51(b)	116,495
Masco Corp.
50,000	1.500	02/15/28(b)	43,829

			633,327

Chemicals – 0.3%
DuPont de Nemours, Inc.
50,000	4.493	11/15/25(b)	49,328
Ecolab, Inc.
4,000	2.750	08/18/55(b)	2,404
Huntsman International LLC
25,000	4.500	05/01/29(b)	23,684
International Flavors & Fragrances, Inc.
75,000	1.832	10/15/27(b)(c)	66,993
150,000	2.300	11/01/30(b)(c)	125,082
50,000	3.268	11/15/40(b)(c)	35,353
Sherwin-Williams Co. (The)
25,000	3.450	06/01/27(b)	23,824
50,000	2.950	08/15/29(b)	45,067

			371,735

Commercial Services – 0.2%
Global Payments, Inc.
50,000	2.650	02/15/25(b)	49,006
PayPal Holdings, Inc.
150,000	1.650	06/01/25(b)	144,775
75,000	2.650	10/01/26(b)	70,982
25,000	2.850	10/01/29(b)	22,551
S&P Global, Inc.
75,000	4.250	05/01/29(b)	72,794

			360,108

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Computers – 0.1%
Dell International LLC / EMC Corp.
$52,000	5.850%	07/15/25(b)	$52,090
89,000	6.020	06/15/26(b)	89,938
25,000	5.300	10/01/29(b)	25,137
Hewlett Packard Enterprise Co.
45,000	4.900	10/15/25(b)	44,655

			211,820

Diversified Financial Services – 0.4%
Air Lease Corp.
75,000	3.375	07/01/25(b)	73,291
Air Lease Corp., GMTN
75,000	3.750	06/01/26(b)	72,451
Air Lease Corp., MTN
75,000	2.300	02/01/25(b)	73,369
75,000	2.875	01/15/26(b)	71,955
American Express Co.
25,000	3.625	12/05/24(b)	24,787
Aviation Capital Group LLC
50,000	1.950	01/30/26(b)(c)	47,050
Capital One Financial Corp.
45,000	3.300	10/30/24(b)	44,620
Discover Financial Services
75,000	3.750	03/04/25(b)	73,974
Intercontinental Exchange, Inc.
75,000	3.625	09/01/28(b)(c)	70,746
Mastercard, Inc.
25,000	3.300	03/26/27(b)	23,995
Nuveen LLC
25,000	4.000	11/01/28(b)(c)	23,938

			600,176

Electric – 1.1%
American Electric Power Co., Inc.
50,000	2.300	03/01/30(b)	42,571
Arizona Public Service Co.
45,000	2.950	09/15/27(b)	41,901
Avangrid, Inc.
25,000	3.200	04/15/25(b)	24,479
Berkshire Hathaway Energy Co.
25,000	3.250	04/15/28(b)	23,462
50,000	3.700	07/15/30(b)	46,512
Dominion Energy, Inc.
50,000	3.071	08/15/24(e)	49,810
Dominion Energy, Inc., Series C
25,000	3.375	04/01/30(b)	22,581
Entergy Corp.
45,000	2.950	09/01/26(b)	42,680
Exelon Corp.
50,000	4.050	04/15/30(b)	46,955
25,000	4.700	04/15/50(b)	21,119
FirstEnergy Corp.
100,000	2.650	03/01/30(b)	86,789
FirstEnergy Corp., Series B
50,000	2.250	09/01/30(b)	41,859
Florida Power & Light Co.
68,000	4.125	02/01/42(b)	57,327
MidAmerican Energy Co.
25,000	3.650	04/15/29(b)	23,634

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electric – (continued)
NextEra Energy Capital Holdings, Inc.
$70,000	1.900%	06/15/28(b)	$61,890
Ohio Power Co., Series P
25,000	2.600	04/01/30(b)	21,761
Pacific Gas and Electric Co.
25,000	2.100	08/01/27(b)	22,578
50,000	2.500	02/01/31(b)	41,228
25,000	3.300	08/01/40(b)	17,777
25,000	3.500	08/01/50(b)	16,357
PacifiCorp
215,000	5.800	01/15/55(b)	208,308
Progress Energy, Inc.
95,000	7.000	10/30/31	102,966
Southern California Edison Co., Series A
50,000	4.200	03/01/29(b)	47,797
Southern Co. (The)
60,000	3.250	07/01/26(b)	57,691
Virginia Electric and Power Co.
75,000	2.450	12/15/50(b)	42,146
Vistra Operations Co. LLC
125,000	3.550	07/15/24(b)(c)	124,837
Xcel Energy, Inc.
250,000	3.350	12/01/26(b)	238,533

			1,575,548

Electronics – 0.1%
Allegion U.S. Holding Co., Inc.
110,000	5.600	05/29/34(b)	110,052

Entertainment – 0.4%
Warnermedia Holdings, Inc.
250,000	4.054	03/15/29(b)	230,883
375,000	4.279	03/15/32(b)	327,219

			558,102

Environmental Control – 0.4%
Republic Services, Inc.
100,000	1.750	02/15/32(b)	78,563
Veralto Corp.
345,000	5.450	09/18/33(b)(c)	344,027
Waste Management, Inc.
75,000	3.150	11/15/27(b)	70,788
50,000	1.150	03/15/28(b)	43,640

			537,018

Food – 0.7%
Campbell Soup Co.
279,000	5.400	03/21/34(b)	277,315
General Mills, Inc.
75,000	4.200	04/17/28(b)	72,636
J M Smucker Co. (The)
179,000	5.900	11/15/28(b)	184,367
315,000	6.200	11/15/33(b)	330,757
Kraft Heinz Foods Co.
95,000	3.750	04/01/30(b)	88,721
Mars, Inc.
25,000	2.700	04/01/25(b)(c)	24,497
25,000	3.200	04/01/30(b)(c)	22,844

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Food – (continued)
Sysco Corp.
$25,000	6.600%	04/01/50(b)	$27,842

			1,028,979

Gas – 0.1%
East Ohio Gas Co. (The)
25,000	1.300	06/15/25(b)(c)	23,978
25,000	2.000	06/15/30(b)(c)	20,704
NiSource, Inc.
95,000	3.490	05/15/27(b)	90,607
25,000	3.600	05/01/30(b)	22,944

			158,233

Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
24,000	4.250	11/15/28(b)	23,146

Healthcare-Products – 0.5%
DH Europe Finance II Sarl
25,000	2.600	11/15/29(b)	22,293
GE Healthcare Technologies, Inc.
100,000	6.377	11/22/52(b)	108,489
Solventum Corp.
290,000	5.400	03/01/29(b)(c)	289,104
140,000	5.600	03/23/34(b)(c)	137,407
STERIS Irish FinCo UnLtd Co.
75,000	2.700	03/15/31(b)	63,895
Stryker Corp.
100,000	1.950	06/15/30(b)	84,208
Thermo Fisher Scientific, Inc.
25,000	1.750	10/15/28(b)	22,054

			727,450

Healthcare-Services – 1.5%
Adventist Health System
30,000	2.952	03/01/29(b)	26,937
95,000	5.757	12/01/34(b)	94,856
Banner Health
120,000	2.338	01/01/30(b)	104,076
Baylor Scott & White Holdings, Series 2021
40,000	1.777	11/15/30(b)	32,761
Centene Corp.
205,000	4.250	12/15/27(b)	195,735
110,000	2.625	08/01/31(b)	90,012
CommonSpirit Health
225,000	6.461	11/01/52(b)	248,585
HCA, Inc.
80,000	3.500	09/01/30(b)	72,165
170,000	5.450	04/01/31(b)	169,852
Humana, Inc.
55,000	5.950	03/15/34(b)	56,238
18,000	5.500	03/15/53(b)	16,731
Rush Obligated Group, Series 2020
60,000	3.922	11/15/29(b)	56,908
Sutter Health, Series 20A
40,000	2.294	08/15/30(b)	34,286
UnitedHealth Group, Inc.
275,000	5.300	02/15/30(b)	279,870
525,000	5.350	02/15/33(b)	531,847
100,000	5.875	02/15/53(b)	103,873

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Healthcare-Services – (continued)
UnitedHealth Group, Inc. – (continued)
$168,000	5.050%	04/15/53(b)	$155,829

			2,270,561

Home Builders – 0.0%
Lennar Corp.
70,000	4.750	11/29/27(b)	69,021

Insurance – 0.2%
American International Group, Inc.
25,000	3.400	06/30/30(b)	22,746
Arch Capital Group US, Inc.
36,000	5.144	11/01/43	33,012
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/30(b)	64,087
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/29(b)	48,874
Principal Financial Group, Inc.
50,000	3.100	11/15/26(b)	47,577
75,000	2.125	06/15/30(b)	62,691
Willis North America, Inc.
25,000	2.950	09/15/29(b)	22,399

			301,386

Internet – 0.7%
Amazon.com, Inc.
335,000	5.200	12/03/25(b)	335,569
45,000	4.800	12/05/34(b)	44,680
50,000	3.100	05/12/51(b)	34,357
Expedia Group, Inc.
14,000	4.625	08/01/27(b)	13,743
35,000	3.800	02/15/28(b)	33,313
14,000	2.950	03/15/31(b)	12,121
Meta Platforms, Inc.
250,000	3.500	08/15/27(b)	240,109
Netflix, Inc.
210,000	5.875	11/15/28	216,407
90,000	4.875	06/15/30(b)(c)	88,532

			1,018,831

Iron/Steel – 0.0%
Steel Dynamics, Inc.
20,000	2.400	06/15/25(b)	19,377
50,000	1.650	10/15/27(b)	44,597

			63,974

Lodging – 0.6%
Choice Hotels International, Inc.
114,000	5.850	08/01/34(b)(f)	112,279
Hyatt Hotels Corp.
75,000	1.800	10/01/24(b)	74,215
365,000	5.500	06/30/34(b)	355,118
Marriott International, Inc.
125,000	5.000	10/15/27(b)	124,664
91,000	4.875	05/15/29(b)	89,847
Marriott International, Inc., Series HH
125,000	2.850	04/15/31(b)	107,014

			863,137

Machinery-Diversified – 0.2%
AGCO Corp.
112,000	5.800	03/21/34(b)	111,512

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Machinery-Diversified – (continued)
Ingersoll Rand, Inc.
$90,000	5.700%	08/14/33(b)	$92,090
Otis Worldwide Corp.
25,000	2.293	04/05/27(b)	23,176
150,000	2.565	02/15/30(b)	131,616

			358,394

Media – 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
74,000	4.908	07/23/25(b)	73,369
Comcast Corp.
50,000	3.950	10/15/25(b)	49,212
25,000	3.300	02/01/27(b)	23,962
75,000	3.300	04/01/27(b)	71,726
225,000	3.150	02/15/28(b)	211,382
125,000	4.150	10/15/28(b)	121,047
243,000	5.300	06/01/34(b)	243,494
25,000	3.750	04/01/40(b)	20,316
25,000	4.700	10/15/48(b)	22,133
Fox Corp.
25,000	4.709	01/25/29(b)	24,553

			861,194

Mining – 0.0%
Newmont Corp.
75,000	2.250	10/01/30(b)	63,960

Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000	7.875	09/15/31	77,248
Phillips 66
25,000	1.300	02/15/26(b)	23,408

			100,656

Packaging & Containers – 0.0%
Berry Global, Inc.
50,000	1.570	01/15/26(b)	46,988

Pharmaceuticals – 1.5%
AbbVie, Inc.
220,000	4.950	03/15/31(b)	219,422
49,000	4.300	05/14/36(b)	45,047
107,000	4.050	11/21/39(b)	92,852
91,000	4.250	11/21/49(b)	75,732
Becton Dickinson and Co.
100,000	2.823	05/20/30(b)	88,367
Bristol-Myers Squibb Co.
75,000	2.950	03/15/32(b)	64,792
175,000	5.200	02/22/34(b)	174,670
25,000	4.250	10/26/49(b)	20,355
105,000	6.250	11/15/53(b)	112,788
Cencora, Inc.
75,000	3.450	12/15/27(b)	70,960
Cigna Group (The)
34,000	2.400	03/15/30(b)	29,421
250,000	2.375	03/15/31(b)	209,733
85,000	5.125	05/15/31(b)	84,371
125,000	4.800	08/15/38(b)	114,827
75,000	4.900	12/15/48(b)	65,763
CVS Health Corp.
350,000	2.125	09/15/31(b)	280,792

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Pharmaceuticals – (continued)
CVS Health Corp. – (continued)
$175,000	4.780%	03/25/38(b)	$156,250
Pfizer, Inc.
75,000	3.450	03/15/29(b)	70,990
Zoetis, Inc.
45,000	3.000	09/12/27(b)	42,217
150,000	2.000	05/15/30(b)	126,354

			2,145,703

Pipelines – 1.0%
Cheniere Energy Partners LP
75,000	5.950	06/30/33(b)	75,938
Columbia Pipelines Operating Co. LLC
240,000	6.036	11/15/33(b)(c)	245,216
Energy Transfer LP
50,000	2.900	05/15/25(b)	48,778
25,000	5.250	04/15/29(b)	24,962
275,000	5.750	02/15/33(b)	277,327
5,000	6.000	06/15/48(b)	4,825
Kinder Morgan, Inc.
275,000	4.300	03/01/28(b)	267,078
MPLX LP
75,000	2.650	08/15/30(b)	64,648
35,000	4.500	04/15/38(b)	30,549
25,000	5.500	02/15/49(b)	23,095
Plains All American Pipeline LP / PAA Finance Corp.
25,000	3.800	09/15/30(b)	22,847
Sabine Pass Liquefaction LLC
29,000	5.625	03/01/25(b)	28,943
75,000	5.000	03/15/27(b)	74,391
Targa Resources Corp.
55,000	4.200	02/01/33(b)	49,500
Western Midstream Operating LP
75,000	3.100	02/01/25(b)	73,736
25,000	5.450	04/01/44(b)	22,382
20,000	5.300	03/01/48(b)	17,173
Williams Cos., Inc. (The)
25,000	3.900	01/15/25(b)	24,751
35,000	4.000	09/15/25(b)	34,340
125,000	5.650	03/15/33(b)	126,232

			1,536,711

Real Estate – 0.1%
CoStar Group, Inc.
100,000	2.800	07/15/30(b)(c)	84,582

REITS – 1.4%
Agree LP
170,000	4.800	10/01/32(b)	159,406
Alexandria Real Estate Equities, Inc.
25,000	3.375	08/15/31(b)	22,026
American Homes 4 Rent LP
50,000	4.900	02/15/29(b)	48,856
30,000	2.375	07/15/31(b)	24,366
355,000	5.500	07/15/34(b)	348,737
American Tower Corp.
100,000	2.400	03/15/25(b)	97,633
75,000	2.100	06/15/30(b)	62,825
Crown Castle, Inc.
60,000	3.650	09/01/27(b)	57,041

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

REITS – (continued)
CubeSmart LP
$45,000	4.000%	11/15/25(b)	$43,968
20,000	2.500	02/15/32(b)	16,353
Essex Portfolio LP
50,000	3.000	01/15/30(b)	44,315
Healthcare Realty Holdings LP
25,000	2.050	03/15/31(b)	19,342
Host Hotels & Resorts LP, Series J
42,000	2.900	12/15/31(b)	34,996
Invitation Homes Operating Partnership LP
75,000	2.300	11/15/28(b)	66,400
195,000	2.000	08/15/31(b)	154,648
Kilroy Realty LP
20,000	4.750	12/15/28(b)	18,911
Mid-America Apartments L.P.
50,000	1.700	02/15/31(b)	40,110
National Retail Properties, Inc.
45,000	4.000	11/15/25(b)	44,073
Prologis L.P.
25,000	1.750	07/01/30(b)	20,681
125,000	4.625	01/15/33(b)	119,636
Realty Income Corp.
25,000	3.950	08/15/27(b)	24,098
75,000	3.400	01/15/30(b)	68,309
Regency Centers LP
100,000	2.950	09/15/29(b)	89,746
Retail Opportunity Investments Partnership LP
195,000	6.750	10/15/28(b)	201,836
UDR, Inc., MTN
25,000	2.100	08/01/32(b)	19,546
100,000	1.900	03/15/33(b)	75,577
Ventas Realty LP
45,000	3.500	02/01/25(b)	44,330
WP Carey, Inc.
30,000	4.000	02/01/25(b)	29,629
25,000	3.850	07/15/29(b)	23,338
25,000	2.400	02/01/31(b)	20,736

			2,041,468

Retail – 0.5%
7-Eleven, Inc.
100,000	1.300	02/10/28(b)(c)	87,193
AutoNation, Inc.
83,000	4.500	10/01/25(b)	81,663
25,000	1.950	08/01/28(b)	21,669
Dollar Tree, Inc.
50,000	4.000	05/15/25(b)	49,269
50,000	4.200	05/15/28(b)	48,009
Home Depot, Inc. (The)
25,000	3.900	12/06/28(b)	24,151
150,000	3.250	04/15/32(b)	133,050
Lowe’s Cos., Inc.
25,000	3.100	05/03/27(b)	23,669
75,000	1.700	09/15/28(b)	65,540
25,000	3.000	10/15/50(b)	15,651
50,000	4.250	04/01/52(b)	39,305
McDonald’s Corp., MTN
25,000	4.200	04/01/50(b)	19,943

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Retail – (continued)
Starbucks Corp.
$100,000	4.000%	11/15/28(b)	$96,339
Tractor Supply Co.
50,000	1.750	11/01/30(b)	40,507
Walgreens Boots Alliance, Inc.
41,000	4.100	04/15/50(b)	28,307

			774,265

Semiconductors – 0.5%
Applied Materials, Inc.
25,000	1.750	06/01/30(b)	21,049
Broadcom, Inc.
74,000	4.150	04/15/32(b)(c)	68,174
100,000	3.419	04/15/33(b)(c)	86,186
50,000	3.469	04/15/34(b)(c)	42,612
162,000	3.137	11/15/35(b)(c)	129,700
100,000	3.500	02/15/41(b)(c)	76,620
Intel Corp.
175,000	5.200	02/10/33(b)	174,704
65,000	5.150	02/21/34(b)	64,182
75,000	3.050	08/12/51(b)	47,571

			710,798

Software – 1.4%
Adobe, Inc.
50,000	2.150	02/01/27(b)	46,620
Fiserv, Inc.
25,000	4.200	10/01/28(b)	24,031
Intuit, Inc.
25,000	1.350	07/15/27(b)	22,523
MSCI, Inc.
180,000	4.000	11/15/29(b)(c)	167,834
Oracle Corp.
150,000	4.500	05/06/28(b)	147,311
34,000	2.950	04/01/30(b)	30,223
175,000	4.650	05/06/30(b)	171,436
275,000	2.875	03/25/31(b)	237,554
250,000	6.250	11/09/32(b)	264,675
157,000	4.900	02/06/33(b)	152,370
225,000	6.900	11/09/52(b)	251,498
50,000	3.850	04/01/60(b)	34,382
Roper Technologies, Inc.
50,000	4.200	09/15/28(b)	48,301
ServiceNow, Inc.
125,000	1.400	09/01/30(b)	101,483
Take-Two Interactive Software, Inc.
85,000	3.700	04/14/27(b)	81,734
VMware, Inc.
25,000	1.800	08/15/28(b)	21,890
100,000	2.200	08/15/31(b)	81,271
Workday, Inc.
75,000	3.500	04/01/27(b)	71,737
25,000	3.800	04/01/32(b)	22,463

			1,979,336

Telecommunications – 1.6%
AT&T, Inc.
288,000	2.300	06/01/27(b)	266,447
150,000	4.350	03/01/29(b)	145,389
50,000	2.750	06/01/31(b)	42,822

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Telecommunications – (continued)
AT&T, Inc. – (continued)
$335,000	2.550%	12/01/33(b)	$266,280
25,000	4.900	08/15/37(b)	23,331
60,000	4.850	03/01/39(b)	54,965
75,000	3.500	06/01/41(b)	57,376
25,000	4.350	06/15/45(b)	20,703
25,000	5.150	11/15/46(b)	23,212
25,000	4.500	03/09/48(b)	20,614
25,000	3.650	06/01/51(b)	17,655
T-Mobile USA, Inc.
49,000	3.500	04/15/25(b)	48,177
75,000	1.500	02/15/26(b)	70,415
153,000	3.750	04/15/27(b)	147,074
25,000	4.750	02/01/28(b)	24,620
175,000	2.050	02/15/28(b)	157,097
83,000	3.875	04/15/30(b)	77,594
75,000	2.875	02/15/31(b)	64,984
75,000	3.500	04/15/31(b)	67,405
500,000	5.200	01/15/33(b)	494,829
25,000	3.000	02/15/41(b)	17,866
Verizon Communications, Inc.
108,000	4.329	09/21/28	105,003
200,000	2.550	03/21/31(b)	169,890

			2,383,748

Transportation – 0.3%
Burlington Northern Santa Fe LLC
25,000	4.050	06/15/48(b)	20,194
CSX Corp.
175,000	3.800	03/01/28(b)	168,342
FedEx Corp.
45,000	3.400	02/15/28(b)	42,590
75,000	5.250	05/15/50(b)	69,942
Union Pacific Corp.
125,000	2.800	02/14/32(b)	107,799

			408,867

Trucking & Leasing – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000	5.250	07/01/29(b)(c)	119,023

TOTAL CORPORATE BONDS (Cost $39,147,504)			37,086,248

Asset- Backed Securities – 12.8%

Collateralized Debt Obligations – 0.2%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022- FL1, Class A (SOFR + 1.450%)
250,000	6.783	01/15/37(c)(d)	248,935

Collateralized Loan Obligations – 6.2%
1988 CLO 5 Ltd., Series 2024-5A, Class A1 (TSFR3M + 1.540%)
300,000	6.865	07/15/37(c)(d)	300,000
Allegro CLO VIII Ltd., Series 2018-2A, Class A (TSFR3M + 1.362%)
305,056	6.690	07/15/31(c)(d)	305,208
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2 (TSFR3M + 1.272%)
266,406	6.601	04/30/31(c)(d)	266,486

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Apidos CLO XV, Series 2013-15A, Class A1RR (TSFR3M + 1.272%)
$382,430	6.596%	04/20/31(c)(d)	$382,733
Bain Capital Credit CLO Ltd., Series 2020-1A, Class A1R (TSFR3M + 1.250%)
550,000	6.573	04/18/33(c)(d)	552,377
Carlyle US CLO Ltd., Series 2024-2A, Class B (TSFR3M + 2.050%)
400,000	7.375	04/25/37(c)(d)	400,772
Cathedral Lake VIII Ltd., Series 2021-8A, Class C (TSFR3M + 2.882%)
200,000	8.208	01/20/35(c)(d)	200,097
CBAM Ltd., Series 2018-5A, Class A (TSFR3M + 1.282%)
427,355	6.599	04/17/31(c)(d)	427,620
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1 (TSFR3M + 1.242%)
206,494	6.566	04/20/31(c)(d)	206,674
CFIP CLO Ltd., Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000	6.806	01/20/35(c)(d)	700,162
CFIP CLO Ltd., Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000	7.986	01/20/35(c)(d)	300,063
Crown City CLO I, Series 2020-1A, Class A1AR (TSFR3M + 1.452%)
250,000	6.776	07/20/34(c)(d)	250,050
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A (TSFR3M + 1.502%)
425,000	6.830	07/15/36(c)(d)	425,757
Elmwood CLO IV Ltd., Series 2020-1A, Class AR (TSFR3M + 1.460%)
425,000	6.783	04/18/37(c)(d)	427,322
GoldenTree Loan Management US CLO 19 Ltd., Series 2019-6A, Class AR (TSFR3M + 1.320%)
300,000	6.645	04/20/35(c)(d)	300,059
GoldenTree Loan Management US CLO 19 Ltd., Series 2024- 19A, Class A (TSFR3M + 1.500%)
550,000	6.821	04/20/37(c)(d)	553,917
HalseyPoint CLO Ltd., Series 2020-3A, Class A1A (TSFR3M + 1.712%)
250,000	7.041	11/30/32(c)(d)	250,102
Hayfin US XII Ltd., Series 2018-8A, Class A (TSFR3M + 1.382%)
163,875	6.706	04/20/31(c)(d)	163,941
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R (TSFR3M + 1.370%)
300,000	6.698	07/15/35(c)(d)	300,130
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1 (SOFR + 1.600%)
115,758	6.934	05/25/54(c)(d)	116,483
Marble Point CLO XVII Ltd., Series 2020-1A, Class A (TSFR3M + 1.562%)
500,000	6.886	04/20/33(c)(d)	500,493
Mountain View CLO XV Ltd., Series 2019-2A, Class A1R (TSFR3M + 1.670%)
275,000	7.002	07/15/37(c)(d)	276,402
OCP CLO Ltd., Series 2019-16A, Class AR (TSFR3M + 1.262%)
249,273	6.559	04/10/33(c)(d)	249,406

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1BR (TSFR3M + 1.400%)
$325,000	6.729%	04/15/31(c)(d)	$325,287
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class A (TSFR3M + 2.100%)
350,000	7.425	04/20/36(c)(d)	352,474
Post CLO Ltd., Series 2018-1A, Class A (TSFR3M + 1.312%)
345,585	6.639	04/16/31(c)(d)	345,925
Southwick Park CLO LLC, Series 2019-4A, Class A1R (TSFR3M + 1.322%)
250,000	6.646	07/20/32(c)(d)	250,323

			9,130,263

Diversified Financial Services – 6.4%
American Express Credit Account Master Trust, Series 2022-2, Class A
425,000	3.390	05/15/27	417,415
Bank of America Auto Trust, Series 2023-2A, Class A2
211,725	5.850	08/17/26(c)	211,872
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
600,000	4.720	02/15/29	594,595
Barclays Dryrock Issuance Trust, Series 2023-2, Class A (SOFR + 0.900%)
300,000	6.233	08/15/28(d)	301,647
Benefit Street Partners CLO Xxx Ltd., Series 2023-30A, Class A (TSFR3M + 2.100%)
350,000	7.424	04/25/36(c)(d)	352,277
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
200,000	3.490	05/15/27	196,524
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
300,000	4.950	10/15/27	298,448
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
275,000	5.230	12/08/27	274,745
Citizens Auto Receivables Trust, Series 2024-1, Class A2A
475,000	5.430	10/15/26(c)	474,511
Discover Card Execution Note Trust, Series 2023-A1, Class A
300,000	4.310	03/15/28	295,396
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
725,000	5.240	07/15/26	723,264
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
423,773	5.680	09/15/26	423,720
Ford Credit Auto Owner Trust, Series 2024-1, Class A
350,000	4.870	08/15/36(c)(e)	346,493
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
267,378	5.890	11/16/26	267,818
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A2A
450,000	5.120	02/16/27	448,610
HalseyPoint CLO Ltd., Series 2023-7A, Class A (TSFR3M + 2.250%)
600,000	7.575	07/20/36(c)(d)	606,266
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
525,000	5.670	06/21/28	530,129
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A
549,791	5.150	06/15/26(c)	547,954
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A
107,044	5.190	12/15/25	106,972

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Diversified Financial Services – (continued)
Nissan Auto Lease Trust, Series 2024-A, Class A2A
$725,000	5.110%	10/15/26	$722,457
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
152,443	5.340	02/17/26	152,376
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
236,391	6.080	05/17/27	236,693
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
229,689	5.710	02/16/27	229,747
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
550,000	4.710	02/15/28	545,311
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
136,952	5.250	11/16/26	136,845

			9,442,085

TOTAL ASSET- BACKED SECURITIES (Cost $18,798,990)			18,821,283

Foreign Bonds – 4.7%

Agriculture – 0.2%
BAT Capital Corp. (United Kingdom)
25,000	3.222	08/15/24(b)	24,905
100,000	2.259	03/25/28(b)	89,581
217,000	6.000	02/20/34(b)	219,352
17,000	4.540	08/15/47(b)	13,061

			346,899

Banks – 2.0%
Banco Santander SA (Spain)
200,000	2.746	05/28/25	194,804
400,000	6.921	08/08/33	418,095
Barclays PLC (United Kingdom)
	(SOFR + 2.714%)
200,000	2.852	05/07/26(b)(d)	194,983
BNP Paribas SA (France)
200,000	3.375	01/09/25(c)	197,418
	(SOFR + 1.004%)
200,000	1.323	01/13/27(b)(c)(d)	186,744
BPCE SA (France)
	(SOFR + 1.730%)
250,000	3.116	10/19/32(b)(c)(d)	204,384
Credit Suisse AG (Switzerland)
250,000	1.250	08/07/26	229,688
HSBC Holdings PLC (United Kingdom)
	(SOFR + 1.538%)
200,000	1.645	04/18/26(b)(d)	193,562
ING Groep NV (Netherlands)
	(US 1 Year CMT T-Note +
	1.100%)
200,000	1.400	07/01/26(b)(c)(d)	191,566
Macquarie Group Ltd. (Australia)
	(SOFR + 1.069%)
50,000	1.340	01/12/27(b)(c)(d)	46,809
Toronto-Dominion Bank (The) (Canada)
175,000	4.456	06/08/32	164,914
UBS Group AG (Switzerland)
250,000	4.550	04/17/26	245,721
	(US 1 Year CMT T-Note +
	1.100%)
200,000	2.746	02/11/33(b)(c)(d)	163,519

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Banks – (continued)
	(SOFR + 5.020%)
$250,000	9.016%	11/15/33(b)(c)(d)	$301,483
Westpac Banking Corp. (Australia)
	(US 5 Year CMT T-Note + 2.000%)
25,000	4.110	07/24/34(b)(d)	23,105
Westpac Banking Corp., GMTN (Australia)
	(USISOA05 + 2.236%)
25,000	4.322	11/23/31(b)(d)	24,126

			2,980,921

Beverages – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
232,000	4.700	02/01/36(b)	221,066
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
25,000	8.200	01/15/39	31,788
40,000	5.450	01/23/39(b)	40,551
JDE Peet’s NV (Netherlands)
150,000	1.375	01/15/27(b)(c)	135,697

			429,102

Biotechnology – 0.0%
CSL Finance PLC (Australia)
25,000	3.850	04/27/27(b)(c)	24,114

Coal – 0.0%
Teck Resources Ltd. (Canada)
18,000	3.900	07/15/30(b)	16,700

Commercial Services – 0.3%
Ashtead Capital, Inc. (United Kingdom)
209,000	5.800	04/15/34(b)(c)	207,512
DP World Crescent Ltd., EMTN (United Arab Emirates)
200,000	3.875	07/18/29	187,250

			394,762

Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450	10/29/26(b)	233,242
225,000	3.000	10/29/28(b)	204,492
Avolon Holdings Funding Ltd. (Ireland)
100,000	2.875	02/15/25(b)(c)	97,985
25,000	4.250	04/15/26(b)(c)	24,274
90,000	6.375	05/04/28(b)(c)	91,439
Macquarie Airfinance Holdings Ltd. (United Kingdom)
30,000	6.400	03/26/29(b)(c)	30,533

			681,965

Machinery-Construction & Mining – 0.1%
Weir Group PLC (The) (United Kingdom)
200,000	2.200	05/13/26(b)(c)	187,606

Mining – 0.1%
Glencore Funding LLC (Australia)
75,000	1.625	04/27/26(b)(c)	70,116
150,000	2.625	09/23/31(b)(c)	123,465

			193,581

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Oil & Gas – 0.1%
Saudi Arabian Oil Co. (Saudi Arabia)
$220,000	3.500%	04/16/29	$204,600

Pipelines – 0.3%
Enbridge, Inc. (Canada)
111,000	5.700	03/08/33(b)	111,873
125,000	2.500	08/01/33(b)	99,195
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
183,156	2.940	09/30/40	147,441

			358,509

Semiconductors – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
25,000	3.400	05/01/30(b)	22,633
125,000	2.500	05/11/31(b)	104,706
125,000	2.650	02/15/32(b)	103,923

			231,262

Software – 0.1%
Constellation Software, Inc. (Canada)
97,000	5.461	02/16/34(b)(c)	96,942

Telecommunications – 0.5%
British Telecommunications PLC (United Kingdom)
230,000	9.625	12/15/30	280,837
Rogers Communications, Inc. (Canada)
505,000	3.200	03/15/27(b)	479,154

			759,991

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	03/05/30(b)	21,334

TOTAL FOREIGN BONDS (Cost $7,265,460)			6,928,288

Commercial Mortgage-Backed Securities – 4.1%

3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
150,000	2.778	11/15/54(d)	122,936
ARZ Trust, Series 2024-BILT, Class A
425,000	5.772	06/11/29(c)	426,114
BANK, Series 2019-BN21, Class A5
150,000	2.851	10/17/52	132,244
BANK, Series 2021-BN32, Class A5
150,000	2.643	04/15/54	127,772
BANK, Series 2022-BNK43, Class A5
200,000	4.399	08/15/55	188,151
BANK, Series 2023-BNK46, Class A4
200,000	5.745	08/15/56	205,241
BANK5, Series 2024-5YR7, Class A3
275,000	5.769	06/15/57	278,697
BBCMS Mortgage Trust, Series 2024-5C25, Class AS
210,000	6.358	03/15/57(d)	215,051
BBCMS Mortgage Trust, Series 2024-5C25, Class B
250,000	6.151	03/15/57(d)	250,283
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
250,000	6.671	03/15/41(c)(d)	248,125
BMO Mortgage Trust, Series 2023-C7, Class A5
200,000	6.160	12/15/56	212,872
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
443,231	6.771	02/15/39(c)(d)	441,768

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

BX Commercial Mortgage Trust, Series 2024-XL5, Class A
$239,746	6.720%	03/15/41(c)(d)	$238,247
BX Trust, Series 2021-ARIA, Class C
50,000	7.089	10/15/36(c)(d)	49,130
BX Trust, Series 2022-PSB, Class A
79,799	7.780	08/15/39(c)(d)	79,600
BX Trust, Series 2024-BIO, Class A
450,000	6.971	02/15/41(c)(d)	448,312
BX Trust, Series 2024-PAT, Class A
150,000	7.419	03/15/41(c)(d)	149,813
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4
100,000	3.006	01/15/53	88,427
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
199,996	6.198	10/15/38(c)(d)	198,167
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class A2
200,000	3.780	11/25/32(d)	185,646
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2
300,000	4.900	10/25/33	299,668
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2
100,000	5.069	10/25/28(d)	100,611
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF153, Class AS
184,084	6.004	02/25/33(d)	184,199
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
200,000	3.430	08/10/50	186,517
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
250,000	3.024	01/05/39(c)	223,093
MSWF Commercial Mortgage Trust, Series 2023-2, Class A2
325,000	6.890	12/15/56	340,808
TYSN Mortgage Trust, Series 2023-CRNR, Class A
300,000	6.799	12/10/33(c)(d)	309,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(Cost $6,039,252)			5,931,107

Collateralized Mortgage Obligations – 3.2%

Alternative Loan Trust, Series 2005-38, Class A1 (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%)
36,367	6.653	09/25/35(d)	31,402
Angel Oak Mortgage Trust, Series 2021-6, Class A1
64,683	1.458	09/25/66(c)(d)	52,381
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1
344,988	5.943	12/01/63(c)(e)	343,910
COLT Mortgage Loan Trust, Series 2021-2, Class A1
191,102	0.924	08/25/66(c)(d)	153,410
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2 (SOFR + 1.550%)
41,598	6.885	10/25/41(c)(d)	41,845
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2 (SOFR + 1.650%)
42,000	6.985	12/25/41(c)(d)	42,275

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1
(SOFR + 1.900%)
$25,216	7.235%	04/25/42(c)(d)	$25,448
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2
(SOFR + 3.000%)
36,000	8.335	04/25/42(c)(d)	37,267
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(SOFR + 3.900%)
30,000	9.235	04/25/43(c)(d)	32,136
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2
(SOFR + 2.500%)
50,000	7.835	10/25/43(c)(d)	51,495
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(SOFR + 1.800%)
100,000	7.135	01/25/44(c)(d)	101,129
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(SOFR + 1.800%)
225,000	7.135	02/25/44(c)(d)	226,240
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(SOFR + 1.950%)
100,000	7.285	03/25/44(c)(d)	100,565
FHLMC, Series 2021-DNA5, Class M2 (SOFR + 1.650%)
15,992	6.985	01/25/34(c)(d)	16,098
FHLMC, Series 2022-DNA1, Class M1A (SOFR + 1.000%)
62,936	6.335	01/25/42(c)(d)	62,968
FHLMC, Series 2022-DNA3, Class M1A (SOFR + 2.000%)
23,687	7.335	04/25/42(c)(d)	24,001
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M1
(SOFR + 1.200%)
457,329	6.535	05/25/44(c)(d)	457,859
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1
(SOFR + 1.250%)
440,464	6.585	03/25/44(c)(d)	441,256
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class M1
(SOFR + 1.250%)
274,571	6.585	03/25/44(c)(d)	275,155
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class M2
(SOFR + 2.000%)
125,000	7.335	03/25/44(c)(d)	125,534
J.P. Morgan Mortgage Trust, Series 2024-1, Class A2
368,140	6.000	06/25/54(c)(d)	365,350
JP Morgan Mortgage Trust, Series 2021-6, Class A3
86,400	2.500	10/25/51(c)(d)	68,856
JP Morgan Mortgage Trust, Series 2023-10, Class A6
42,836	6.000	05/25/54(c)(d)	42,529
JP Morgan Mortgage Trust Series, Series 2024-4, Class A5A
150,000	6.000	10/25/54(c)(d)	147,298
OBX Trust, Series 2024-NQM1, Class A1
414,803	5.928	11/25/63(c)(e)	413,894
OBX Trust, Series 2024-NQM2, Class A1
655,887	5.878	12/25/63(c)(e)	655,054
OBX Trust, Series 2024-NQM4, Class A1
287,442	6.067	01/25/64(c)(e)	288,191
Residential Mortgage Loan Trust, Series 2019-2, Class B1
100,000	4.713	05/25/59(c)(d)	95,788

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
$5,485	3.500%	07/25/49(c)(d)	$4,797

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $4,745,574)			4,724,131

U.S. Government Agency Securities – 1.5%

Federal Farm Credit Banks Funding Corp.
460,000	2.900	04/12/32	408,753
230,000	3.300	05/19/32	210,832
130,000	3.500	09/01/32	119,855
600,000	2.850	03/28/34	512,124
340,000	3.080	03/30/37	283,013
Federal Home Loan Banks
250,000	3.375	09/10/32	227,160
430,000	4.750	12/10/32	437,015

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,452,545)			2,198,752

Foreign Government Securities – 0.9%
Sovereign – 0.9%
Indonesia Government International Bond
200,000	4.850	01/11/33(b)	195,369
Mexico Government International Bond
400,000	3.250	04/16/30(b)	351,500
110,000	1.450	10/25/33(b)	89,311
200,000	4.280	08/14/41(b)	154,883
Panama Government International Bond
200,000	6.875	01/31/36(b)	195,272
Peruvian Government International Bond
50,000	3.230	07/28/21(b)	28,125
Republic of Poland Government International Bond
120,000	5.125	09/18/34(b)	118,032
Romanian Government International Bond
40,000	3.000	02/27/27(c)	37,165
10,000	2.124	07/16/31(c)	8,624
30,000	2.625	12/02/40(c)	20,811
10,000	4.625	04/03/49(c)	8,831
Romanian Government International Bond, EMTN
50,000	2.875	03/11/29	49,716

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,445,160)			1,257,639

Municipal Bonds – 0.4%
California – 0.1%
State of California
105,000	7.625	03/01/40(b)	124,501

Florida – 0.0%
State Board of Administration Finance Corp., Series A
70,000	2.154	07/01/30(b)	59,311

Illinois – 0.1%
Illinois State Taxable Pension Funding GO Bonds Series 2003
23,529	5.100	06/01/33	23,087

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
State of Illinois GO Bonds
$85,714	7.350%		07/01/35(b)	$91,978

				115,065

Louisiana – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A3
140,000	4.275		02/01/36	130,412

New York – 0.0%
Metropolitan Transportation Authority, Series A2
25,000	5.989		11/15/30(b)	25,543

Ohio – 0.1%
American Municipal Power, Inc., Series E
95,000	6.270		02/15/50(b)	100,648

TOTAL MUNICIPAL BONDS (Cost $554,524)				555,480

U.S. Treasury Obligations – 18.9%

U.S. Treasury Bonds
1,640,000	3.125	(g)	11/15/41	1,350,694
1,550,000	2.750	(g)	08/15/42	1,191,805
2,310,000	2.750	(g)	11/15/42	1,770,037
560,000	4.000	(g)	11/15/42	516,162
560,000	3.875	(g)	05/15/43	505,312
610,000	2.000	(g)	02/15/50	370,480
480,000	2.375	(g)	05/15/51	316,125
170,000	2.000	(g)	08/15/51	102,133
2,448,400	4.000	(g)	11/15/52	2,230,722
1,130,000	4.750	(g)	11/15/53	1,168,491
U.S. Treasury Inflation Indexed Bonds
393,330	1.500	(g)	02/15/53	330,567
90,463	2.125	(g)	02/15/54	89,607
U.S. Treasury Notes
636,000	0.375	(g)	12/31/25	594,735
473,200	0.750	(g)	04/30/26	440,094
1,720,000	0.625	(g)	07/31/26	1,582,266
620,000	4.375	(g)	08/15/26	615,931
640,000	0.750	(g)	08/31/26	588,650
640,000	2.625	(g)	05/31/27	606,950
660,000	0.500	(g)	06/30/27	586,523
4,280,000	0.625	(g)	11/30/27	3,762,387
4,360,000	1.250	(g)	03/31/28	3,882,444
970,000	2.875	(g)	05/15/28	916,347
1,180,000	1.250	(g)	06/30/28	1,044,023
250,000	3.125	(g)	11/15/28	237,383
1,280,000	4.250	(g)	06/30/29(f)	1,274,650
364,900	3.625	(g)	03/31/30	351,387
1,280,000	4.250	(g)	06/30/31(f)	1,272,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,928,868)				27,698,705

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Shares	Dividend Rate	Value

Investment Company – 7.9%(h)

Goldman Sachs Financial Square Government Fund - Institutional Shares
11,553,084	5.213%	$11,553,084
(Cost $11,553,084)

TOTAL INVESTMENTS – 120.9% (Cost $184,100,702)		$177,130,341

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.9)%		(30,583,669)

NET ASSETS – 100.0%		$146,546,672

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $32,626,165 which represents approximately 22.3% of the Fund’s net assets as of June 30, 2024.
(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.
(e)	Step coupon.
(f)	When-issued security.
(g)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage Association
LP	—Limited Partnership
Mo.	—Month
MTN	—Medium Term Note
NIBOR	—Norwegian Interbank Offered Rate
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SONIO	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
TSFR	—Term Secured Overnight Financing Rate

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	GBP	193,093	USD	243,941	7/2/2024	$147
	SEK	2,487,253	USD	229,371	7/24/2024	5,562
	USD	1,091,207	EUR	1,008,998	7/30/2024	9,149
	CAD	324,836	USD	236,653	7/31/2024	954
	USD	255,820	GBP	202,208	9/27/2024	42

TOTAL						$15,854

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	255,457	GBP	202,208	7/2/2024	(155)
	USD	196,987	SEK	2,136,078	7/24/2024	(4,777)
	EUR	829,617	USD	897,211	7/30/2024	(7,522)
	USD	232,231	CAD	318,766	7/31/2024	(936)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	USD	120,217	CHF	108,236	8/19/2024	$(980)
	GBP	204,734	USD	259,016	9/27/2024	(42)

TOTAL						$(14,412)

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	4.500%	TBA-30yr	07/15/54	$(5,000,000)	$(4,713,505)
Federal National Mortgage Association	5.000	TBA-30yr	07/15/54	(7,000,000)	(6,763,792)
Federal National Mortgage Association	6.500	TBA-30yr	07/15/54	(5,000,000)	(5,088,100)
Government National Mortgage Association	3.000	TBA-30yr	07/15/54	(1,000,000)	(871,113)

Total (Proceed Receivable $17,503,438)					$(17,436,510)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	87	09/19/24	$9,557,766	$(54,118)
U.S. Treasury 10 Year Ultra Note	10	09/19/24	1,132,812	9,001
U.S. Treasury 2 Year Note	11	09/30/24	2,246,492	324
U.S. Treasury 5 Year Note	128	09/30/24	13,635,000	71,737
U.S. Treasury Long Bond	15	09/19/24	1,768,125	(7,936)
U.S. Treasury Ultra Bond	33	09/19/24	4,109,531	(9,168)

Total				$9,840

Short position contracts:
Euro Bund Future	(1)	09/06/24	(140,862)	(1,320)

Total Futures Contracts				$8,520

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2024(a)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

ICE CD JWN(b)	1.000%	0.286%	Bank of America N.A	12/20/2024	100	$286	$(1,928)	$2,214
General Electric Co.(b)	1.000%	1.704	Bank of America N.A	06/20/2026	175	2,982	–	2,983
Markit CDX North America Investment Grade Index(b)	1.000%	1.434	Bank of America N.A	06/20/2026	4,775	68,471	15,567	52,904
ICE CDX Investment Grade Index(b)	1.000%	1.651	Bank of America N.A	12/20/2026	2,900	47,881	45,927	1,953
ICE CDX Investment Grade Index(b)	1.000%	2.101	Bank of America N.A	06/20/2028	1,008	21,178	12,977	8,201
ICE CDX Investment Grade Index(b)	1.000%	2.103	Bank of America N.A	12/20/2028	1,425	29,971	22,660	7,311
Chile Government International Bond(b)	1.000%	1.879	Bank of America N.A	06/20/2029	90	1,691	1,832	(141)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2024(a)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

ICE CDX Investment Grade Index(b)	1.000%	2.043%	Bank of America N.A	06/20/2029	10,280	$210,000	$210,791	$(791)
ICE PHI PHILIP(b)	1.000%	1.340	Bank of America N.A	06/20/2029	200	2,681	3,118	(437)
Indonesia Government International Bond(b)	1.000%	0.961	Bank of America N.A	06/20/2029	200	1,921	2,408	(487)

TOTAL						$387,062	$313,352	$73,710

(a)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	Payments made quarterly.

SWAP CONTRACTS — At June 30, 2024, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Day SOFR(b)	3.500%	4/19/2025	USD	250	$3,295	$(233)	$3,528
4.746%(b)	1 Day SOFR	3/31/2026	USD	7,520	8,650	–	8,650
1 Day SOFR(b)	4.224	4/11/2026	USD	870	252	(135)	387
1 Day SOFR(b)	4.427	4/16/2026	USD	1,520	(2,574)	(50)	(2,524)
1 Day ESTRON(b)	2.980	4/24/2026	EUR	2,990	(517)	(1,006)	489
1 Day SOFR(b)	4.172	5/20/2026	USD	970	53	(796)	849
4.730 (b)	1 Day SOFR	6/30/2026	USD	5,070	21,309	1,921	19,388
3 Month BBSW(c)	4.000	9/18/2026	AUD	12,230	50,100	–	50,101
3.500 (d)	CORRA	9/18/2026	CAD	2,900	(11,786)	–	(11,786)
1 Day ESTRON(b)	2.250	9/18/2026	EUR	580	7,512	–	7,512
4.000 (b)	1 Day SONIO	9/18/2026	GBP	2,820	(23,969)	–	(23,969)
4.250 (b)	6 Month NIBOR	9/18/2026	NOK	53,160	(6,262)	8,042	(14,304)
3.000 (b)	3 Month STIBOR	9/18/2026	SEK	42,720	18,206	13,609	4,597
1 Day SOFR(b)	3.750	9/18/2026	USD	3,580	43,858	–	43,858
3 Month BBSW(c)	4.000	9/26/2026	AUD	930	3,751	–	3,751
1 Day ESTRON(b)	3.000	9/26/2026	EUR	570	825	–	825
1 Day SONIO(b)	4.250	9/26/2026	GBP	510	1,169	(33)	1,202
1 Day SOFR(b)	4.250	9/26/2026	USD	690	1,768	–	1,767
1 Day SOFR(b)	4.335	11/30/2027	USD	3,900	(11,002)	–	(11,002)
1 Day SOFR(b)	4.291	3/31/2028	USD	3,880	(12,412)	–	(12,412)
3.805 (b)	1 Day SOFR	4/13/2028	USD	1,860	2,150	574	1,576
2.500 (b)	1 Day ESTRON	5/14/2028	EUR	3,370	(10,337)	–	(10,337)
1 Day SOFR(b)	4.301	11/30/2028	USD	9,950	(94,927)	(2,629)	(92,298)
3.750 (b)	1 Day SONIO	9/18/2029	GBP	890	(7,667)	–	(7,667)
12 Month BOJDTR(b)	0.500	9/18/2029	JPY	1,128,700	79,727	–	79,727
4.500 (d)	3 Month NZD BKBM	9/18/2029	NZD	1,470	4,365	1,458	2,907
4.025 (b)	1 Day SOFR	4/16/2030	USD	2,630	22,432	76	22,356
2.710 (b)	1 Day ESTRON	4/24/2030	EUR	2,280	(1,101)	2,487	(3,588)
1 Day SOFR(b)	2.680	7/28/2032	USD	1,400	58,489	–	58,489
3.000 (b)	1 Day ESTRON	11/10/2033	EUR	440	4,720	313	4,407
1 Day ESTRON(b)	2.535	1/19/2034	EUR	2,060	28,512	–	28,512
2.370 (b)	1 Day ESTRON	1/19/2034	EUR	2,060	(33,831)	–	(33,831)
3.790 (b)	1 Day SOFR	5/21/2034	USD	1,610	(1,274)	4,845	(6,119)
4.500 (d)	6 Month BBSW	9/18/2034	AUD	100	(265)	–	(265)
3.250 (d)	CORRA	9/18/2034	CAD	320	(2,977)	–	(2,977)
1.250 (b)	1 Day SOFR	9/18/2034	CHF	40	1,153	456	697

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	1 Day ESTRON	9/18/2034	EUR	1,030	$(29,643)	$–	$(29,643)
6 Month NIBOR(b)	3.750%	9/18/2034	NOK	1,420	146	(816)	962
3 Month NZD BKBM(d)	4.750	9/18/2034	NZD	80	(1,069)	(1,070)	1
2.750 (b)	3 Month STIBOR	9/18/2034	SEK	4,130	5,954	6,268	(314)
1 Day SOFR(b)	3.750	9/18/2034	USD	260	3,480	–	3,480
1 Day SOFR(b)	3.992	4/16/2035	USD	1,460	(17,919)	(240)	(17,679)
1 Day ESTRON(b)	2.740	4/24/2035	EUR	1,220	3,501	(3,167)	6,668
2.910 (b)	1 Day SOFR	7/28/2037	USD	3,440	(116,310)	–	(116,310)
2.152 (b)	1 Day ESTRON	8/9/2037	EUR	1,070	(32,357)	–	(32,357)
3.391 (b)	1 Day SOFR	5/10/2038	USD	630	(11,480)	–	(11,480)
3.000 (b)	1 Day ESTRON	1/25/2039	EUR	880	2,652	2,955	(303)
1 Day ESTRON(b)	1.452	8/10/2042	EUR	2,730	116,149	–	116,149
1 Day ESTRON(b)	2.500	1/25/2044	EUR	2,120	1,263	(2,430)	3,693
1 Day SOFR(b)	2.080	7/28/2047	USD	3,410	106,157	–	106,157
1.051 (b)	1 Day ESTRON	8/11/2047	EUR	1,610	(53,171)	–	(53,171)
2.000 (b)	1 Day ESTRON	1/25/2049	EUR	1,270	(701)	–	(701)
1 Day SOFR(b)	2.564	5/11/2053	USD	610	15,703	(976)	16,679
1 Day ESTRON(b)	2.000	5/17/2053	EUR	730	11,737	–	11,737
1 Day ESTRON(b)	2.500	11/10/2053	EUR	240	(7,808)	(11,975)	4,167
1 Day SOFR(b)	3.380	4/11/2054	USD	510	172	(747)	919
1 Day SOFR(b)	3.344	5/20/2054	USD	920	1,974	(2,285)	4,259
1 Day ESTRON(b)	2.500	9/18/2054	EUR	470	2,735	(168)	2,903

TOTAL					$142,560	$14,248	$128,312

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At June 30, 2024, the Fund had the following purchased and written option contracts:

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
3M IRS	Bank of America N.A	EUR	2.38	12/01/2025	2,670,000	$2,670,000	$7,450	$5,887	$1,563
3M IRS	Bank of America N.A		2.50	05/29/2025	2,630,000	2,630,000	4,780	3,527	1,253

Total purchased option contracts					5,300,000	$5,300,000	$12,230	$9,414	$2,816

Description	Counterparty	Exercise Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Puts
3M IRS	Bank of America N.A	EUR	2.40	12/01/2025	(300,000)	$(300,000)	$(6,621)	$(6,238)	$(383)
3M IRS	Bank of America N.A		2.33	05/29/2025	(290,000)	(290,000)	(3,961)	(3,712)	(249)

Total written option contracts					(590,000)	$(590,000)	$(10,582)	$(9,950)	$(632)

Abbreviations:
3M IRS	—3 Months Interest Rate Swaptions

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Assets and Liabilities June 30, 2024 (Unaudited)

Core Fixed Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $172,547,618)	$165,577,257
Investments in affiliated issuers, at value (cost $11,553,084)	11,553,084
Purchased Options, at value (premiums paid $9,414)	12,230
Cash	2,257,639
Foreign Currency, at value (cost $63,742)	63,518
Receivables:
Investments sold	34,188,812
Collateral on certain derivative contracts(a)	1,099,105
Interest and Dividends	933,012
Fund shares sold	43,184
Reimbursement from investment adviser	28,220
Unrealized gain on forward foreign currency exchange contracts	15,854
Unrealized gain on swap contracts	73,710
Upfront payments received on swap contracts	313,352
Variation margin on futures contracts	77,976
Other assets	3,201

Total assets	216,240,154

Liabilities:

Written options, at value (premiums received $9,950)	10,582
Forward sale contracts, at value (proceeds received $17,503,438)	17,436,510
Unrealized loss on forward foreign currency exchange contracts	14,412
Payables:
Investments purchased	52,084,647
Management fees	46,553
Distribution and Service fees and Transfer Agency fees	21,338
Fund shares redeemed	14,591
Accrued expenses	64,849

Total liabilities	69,693,482

Net Assets:

Paid-in capital	163,176,889
Total distributable loss	(16,630,217)

NET ASSETS	$146,546,672
Net Assets:
Institutional	$54,209,932
Service	92,336,740
Total Net Assets	$146,546,672
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	5,768,230
Service	9,840,041
Net asset value, offering and redemption price per share:
Institutional	$9.40
Service	9.38

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Core Fixed Income Fund	$527,863	$(60,000)	$631,242

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Operations For the Six Months Ended June 30, 2024 (Unaudited)

Core Fixed Income Fund

Investment income:

Interest	$2,869,964

Dividends — affiliated issuers	201,313

Total Investment Income	3,071,277

Expenses:

Management fees	279,846

Service fees — Service	111,149

Professional fees	61,948

Custody, accounting and administrative services	39,570

Transfer Agency fees(a)	13,992

Printing and mailing costs	10,924

Trustee fees	9,766

Registration fees	231

Other	2,059

Total expenses	529,485

Less — expense reductions	(127,646)

Net expenses	401,839

NET INVESTMENT INCOME	2,669,438

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,763,197)

Forward sales contracts	315,215

Swap Contracts	136,309

Forward foreign currency exchange contracts	13,689

Purchased Options	2,335

Written options	(1,736)

Foreign currency transactions	(2,224)

Futures contracts	(690,541)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(499,354)

Forward sales contracts	150,994

Foreign currency translations	57,933

Forward foreign currency exchange contracts	20,034

Purchased Options	6,894

Written options	(4,219)

Futures contracts	(163,586)

Swap Contracts	(183,696)

Net realized and unrealized loss	(3,605,150)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(935,712)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Core Fixed Income Fund	$5,100	$8,892

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statements of Changes in Net Assets

	Core Fixed Income Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$2,669,438	$3,987,692

Net realized loss	(2,990,150)	(1,476,708)

Net change in unrealized gain (loss)	(615,000)	4,724,168

Net increase (decrease) in net assets resulting from operations	(935,712)	7,235,152

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(1,200,157)	(1,301,980)

Service Shares	(1,976,439)	(2,263,048)

Total distributions to shareholders	(3,176,596)	(3,565,028)

From share transactions:

Proceeds from sales of shares	17,438,400	25,601,052

Reinvestment of distributions	3,166,579	3,565,028

Cost of shares redeemed	(4,847,383)	(8,631,963)

Net increase in net assets resulting from share transactions	15,757,596	20,534,117

TOTAL INCREASE	11,645,288	24,204,241

Net Assets:

Beginning of period	$134,901,384	$110,697,143

End of period	$146,546,672	$134,901,384

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Institutional Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.68		$9.41	$11.13	$11.53	$10.85	$10.20

Net investment income(a)	0.19		0.33	0.21	0.12	0.18	0.26

Net realized and unrealized gain (loss)	(0.25)		0.23	(1.77)	(0.36)	0.86	0.69

Total from investment operations	(0.06)		0.56	(1.56)	(0.24)	1.04	0.95

Distributions to shareholders from net investment income	(0.22)		(0.29)	(0.16)	(0.14)	(0.26)	(0.30)

Distributions to shareholders from net realized gains	–		–	–	(0.02)	(0.10)	–

Total distributions	(0.22)		(0.29)	(0.16)	(0.16)	(0.36)	(0.30)

Net asset value, end of period	$9.40		$9.68	$9.41	$11.13	$11.53	$10.85

Total Return(b)	(0.64)%		6.08%	(14.03)%	(2.06)%	9.64%	9.28%

Net assets, end of period (in 000’s)	$54,210		$47,421	$38,157	$31,179	$25,194	$17,421

Ratio of net expenses to average net assets	0.42	%(c)	0.43%	0.41%	0.41%	0.41%	0.44%

Ratio of total expenses to average net assets	0.60	%(c)	0.62%	0.70%	0.81%	0.93%	1.08%

Ratio of net investment income to average net assets	3.98	%(c)	3.45%	2.07%	1.09%	1.61%	2.41%

Portfolio turnover rate(d)	415%		841%	693%	513%	501%	556%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Core Fixed Income Fund

	Service Shares

	Six Months Ended
	June 30, 2024		Year Ended December 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.67		$9.40	$11.13	$11.53	$10.85	$10.21

Net investment income(a)	0.18		0.30	0.18	0.09	0.16	0.25

Net realized and unrealized gain (loss)	(0.26)		0.24	(1.77)	(0.34)	0.85	0.66

Total from investment operations	(0.08)		0.54	(1.59)	(0.25)	1.01	0.91

Distributions to shareholders from net investment income	(0.21)		(0.27)	(0.14)	(0.13)	(0.23)	(0.27)

Distributions to shareholders from net realized gains	–		–	–	(0.02)	(0.10)	–

Total distributions	(0.21)		(0.27)	(0.14)	(0.15)	(0.33)	(0.27)

Net asset value, end of period	$9.38		$9.67	$9.40	$11.13	$11.53	$10.85

Total Return(b)	(0.86)%		5.83%	(14.28)%	(2.23)%	9.37%	9.00%

Net assets, end of period (in 000’s)	$92,337		$87,480	$72,540	$71,867	$46,631	$37,524

Ratio of net expenses to average net assets	0.67	%(c)	0.68%	0.66%	0.66%	0.66%	0.68%

Ratio of total expenses to average net assets	0.85	%(c)	0.87%	0.95%	1.06%	1.18%	1.35%

Ratio of net investment income to average net assets	3.72	%(c)	3.19%	1.82%	0.85%	1.39%	2.33%

Portfolio turnover rate(d)	415%		841%	693%	513%	501%	556%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

CORE FIXED INCOME FUND

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists the series of the Trust that is included in this report (the “Fund”), along with its corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Core Fixed Income Fund	Institutional and Service	Diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Core Fixed Income Fund	Quarterly	Annually

24

CORE FIXED INCOME FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

25

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs.

26

CORE FIXED INCOME FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to

27

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

Core Fixed Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Asset- Backed Securities	$—	$18,821,283	$—
Collateralized Mortgage Obligations	—	4,724,131	—
Commercial Mortgage-Backed Securities	—	5,931,107	—
Corporate Bond	—	37,086,248	—
Foreign Bond	—	6,928,288	—
Foreign Government Securities	—	1,257,639	—
Mortgage-Backed Securities	—	60,375,624	—
Municipal Bond	—	555,480	—
U.S. Government Agency Securities	—	2,198,752	—
U.S. Treasury Obligations	27,698,705	—	—
Investment Company	11,553,084	—	—

Total	$39,251,789	$137,878,552	$—

Liabilities
Fixed Income
Forward Sales Contracts	$—	$(17,436,510)	$—

Derivative Type

Assets
Credit Default Swap Contracts(a)	$—	$75,566	$—
Forward Foreign Currency Exchange Contracts(a)	—	15,854	—
Futures Contracts(a)	81,062	—	—
Interest Rate Swap Contracts(a)	—	623,349	—
Purchased Options Contracts	—	12,230	—

Total	$81,062	$726,999	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(1,856)	$—

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CORE FIXED INCOME FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Forward Foreign Currency Exchange Contracts(a)	$—	$(14,412)	$—
Futures Contracts(a)	(72,542)	—	—
Interest Rate Swap Contracts(a)	—	(495,037)	—
Written Options Contracts	—	(10,582)	—

Total	$(72,542)	$(521,887)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Core Fixed Income Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Credit	Receivable for unrealized gain on swap contracts	$75,566	Payable for unrealized loss on swap contracts	$(1,856)

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	15,854	Payable for unrealized loss on forward foreign currency exchange contracts	$(14,412)

Interest Rate	Purchased options at value, Variation margin on futures and swaps contracts	716,641	Written options at value, Variation margin on futures and swaps contracts	(578,161)

Total		$808,061		$(594,429)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2024 is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Core Fixed Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$13,689	$20,034

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	95,403	(57,666)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(649,036)	(286,941)

Total		$(539,944)	$(324,573)

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Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options
Core Fixed Income Fund	252	43,117,394	1,111,140,412	8,005,000	5,650,000

(a)

Amounts disclosed represent average number of futures contracts, notional amounts for forward contracts, swaptions, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Core Fixed Income Fund	0.40%	0.36%	0.34%	0.33%	0.32%	0.40%	0.39%

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invest. For the six months ended June 30, 2024, GSAM waived $6,130 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.004%. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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CORE FIXED INCOME FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Core Fixed Income Fund	$6,130	$121,516	$127,646

E. Line of Credit Facility — As of June 30, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

F. Other Transactions with Affiliates —The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2024:

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Core Fixed Income Fund	$896,009	$37,956,217	$(27,299,142)	$11,553,084	11,553,084	$201,313

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal period ended June 30, 2024, were as follows:

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Core Fixed Income Fund	$21,724,810	$776,643,992	$8,501,668	$767,425,792

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2023, the Fund’s capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

Core Fixed Income Fund

Capital loss carryforwards:

Perpetual Short-Term	$ (4,056,433)

Perpetual Long-Term	(3,071,886)

Total capital loss carryforwards	(7,128,319)

Timing differences — (straddle loss deferrals)	(55,349)

31

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

7. TAX INFORMATION (continued)

As of June 30, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Core Fixed Income Fund

Tax Cost	$184,001,241

Gross unrealized gain	637,030

Gross unrealized loss	(7,507,930)

Net unrealized gain (loss)	$(6,870,900)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortizations and swap transactions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated

32

CORE FIXED INCOME FUND

8. OTHER RISKS (continued)

in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risks — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

33

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Fixed Income Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	931,810	$8,855,252	954,001	$8,976,795

Reinvestment of distributions	125,780	1,190,139	138,907	1,301,980

Shares redeemed	(187,481)	(1,779,662)	(249,018)	(2,354,053)

	870,109	8,265,729	843,890	7,924,722

Service Shares

Shares sold	908,307	8,583,148	1,754,431	16,624,257

Reinvestment of distributions	209,087	1,976,439	241,675	2,263,048

Shares redeemed	(325,638)	(3,067,720)	(665,325)	(6,277,910)

	791,756	7,491,867	1,330,781	12,609,395

NET INCREASE IN SHARES	1,661,865	$15,757,596	2,174,671	$20,534,117

34

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Core Fixed Income Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

35

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s effort relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on the Fund’s investment performance was provided for the one-, three-and five-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

36

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, and in the third quartile for the one- and three-year periods, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three-year period ended March 31, 2024. They also noted that the Fund had experienced certain portfolio management changes in 2021 and 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	0.40%

Next $1 billion	0.36

Next $3 billion	0.34

Next $3 billion	0.33

Over $8 billion	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to

37

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

limit certain expenses of the Fund that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2025.

38

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Kirchmar GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 (C) 2024 Goldman Sachs. All rights reserved. VITFISAR-24

Goldman Sachs Variable Insurance Trust Goldman Sachs International Equity Insights Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Strategic Growth Fund Goldman Sachs U.S. Equity Insights Fund Semi-Annual Financial Statements June 30, 2024

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%

Australia – 8.2%
5,392	Aristocrat Leisure Ltd. (Consumer Services)	$178,559
59,531	BHP Group Ltd. (Materials)	1,701,513
883	BlueScope Steel Ltd. (Materials)	11,986
2,403	Brambles Ltd. (Commercial & Professional Services)	23,189
8,577	Challenger Ltd. (Financial Services)	39,971
2,381	Cochlear Ltd. (Health Care Equipment & Services)	525,582
8,648	Commonwealth Bank of Australia (Banks)	732,584
27,242	Dexus REIT (Equity Real Estate Investment Trusts (REITs))	117,519
36,572	Fortescue Ltd. (Materials)	520,656
127,860	Glencore PLC (Materials)	727,559
176,928	Insurance Australia Group Ltd. (Insurance)	838,735
48,990	National Australia Bank Ltd. (Banks)	1,181,406
14,063	Northern Star Resources Ltd. (Materials)	122,124
4,341	Rio Tinto Ltd. (Materials)	343,859
384	Rio Tinto PLC ADR (Materials)	25,317
111,913	Scentre Group REIT (Equity Real Estate Investment Trusts (REITs))	231,962
24,663	Suncorp Group Ltd. (Insurance)	285,203
8,272	Wesfarmers Ltd. (Consumer Discretionary Distribution & Retail)	358,190
37,019	Westpac Banking Corp. (Banks)	670,309
889	WiseTech Global Ltd. (Software & Services)	59,100

		8,695,323

Austria – 0.6%
5,898	BAWAG Group AG (Banks)*(a)	372,843
6,611	Strabag SE (Capital Goods)	275,768

		648,611

Belgium – 0.4%
7,079	KBC Ancora (Banks)	329,189
3,072	Umicore SA (Materials)	46,230

		375,419

China – 0.8%
17,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	66,515
204,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	286,293
3,318	Prosus NV (Consumer Discretionary Distribution & Retail)*	117,983
234,500	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	424,462

		895,253

Shares	Description	Value

Common Stocks – (continued)

Denmark – 4.4%
2,234	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$559,826
24,588	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,518,171
3,296	Pandora A/S (Consumer Durables & Apparel)	496,091
254	Sydbank AS (Banks)	13,454

		4,587,542

Finland – 0.5%
6,492	Kone OYJ, Class B (Capital Goods)	321,882
15,303	Nordea Bank Abp (Banks)	182,428

		504,310

France – 8.4%
4,605	Air Liquide SA (Materials)	794,765
2,310	Coface SA (Insurance)	32,159
10,985	Danone SA (Food, Beverage & Tobacco)	672,829
1,961	Dassault Aviation SA (Capital Goods)	355,112
22,515	Dassault Systemes (Software & Services)	846,587
1,083	Edenred SE (Financial Services)	45,932
6,278	Eiffage SA (Capital Goods)	576,989
8,076	Engie SA (Utilities)	115,651
2,663	EssilorLuxottica SA (Health Care Equipment & Services)	572,236
2,799	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	258,379
474	Kaufman & Broad SA (Consumer Durables & Apparel)	13,026
9,553	Legrand SA (Capital Goods)	948,185
421	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	323,240
3,373	Opmobility (Automobiles & Components)	32,826
10,571	Rexel SA (Capital Goods)	273,457
5,796	Safran SA (Capital Goods)	1,221,556
2,539	SEB SA (Consumer Durables & Apparel)	260,588
4,693	Thales SA (Capital Goods)	750,731
9,395	TotalEnergies SE (Energy)	629,031
9,785	Valeo SE (Automobiles & Components)	104,634

		8,827,913

Georgia – 0.1%
3,731	TBC Bank Group PLC (Banks)	121,210

Germany – 8.4%
618	adidas AG (Consumer Durables & Apparel)	147,558
614	Atoss Software SE (Software & Services)	73,433

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
22,707	Commerzbank AG (Banks)	$344,425
5,109	Deutsche Post AG (Transportation)	207,461
28,516	Deutsche Telekom AG (Telecommunication Services)	716,764
606	Energiekontor AG (Capital Goods)	40,592
12,678	FUCHS SE (Materials)	452,233
8,558	GEA Group AG (Capital Goods)	355,786
2,778	Hannover Rueck SE (Insurance)	703,219
7,881	Henkel AG & Co. KGaA (Household & Personal Products)	620,055
2,277	Indus Holding AG (Capital Goods)	58,666
4,595	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	168,638
5,652	Knorr-Bremse AG (Capital Goods)	432,010
3,412	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	564,261
1,040	MTU Aero Engines AG (Capital Goods)	265,152
2,761	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	1,380,377
1,876	Nemetschek SE (Software & Services)	183,148
3,714	Puma SE (Consumer Durables & Apparel)	170,584
5,467	RWE AG (Utilities)	187,547
7,718	SAP SE (Software & Services)	1,550,358
1,089	Scout24 SE (Media & Entertainment)(a)	83,204
290	Siemens AG (Capital Goods)	53,976
4,475	Siemens Energy AG (Capital Goods)*	116,684

		8,876,131

Hong Kong – 1.1%
4,000	AIA Group Ltd. (Insurance)	27,063
56,500	Johnson Electric Holdings Ltd. (Automobiles & Components)	85,274
55,000	Swire Pacific Ltd., Class A (Real Estate Management & Development)	485,573
225,000	Swire Pacific Ltd., Class B (Real Estate Management & Development)	302,023
26,500	Techtronic Industries Co. Ltd. (Capital Goods)	302,097

		1,202,030

Italy – 2.2%
2,595	Azimut Holding SpA (Financial Services)	61,160

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
64,697	Banca Mediolanum SpA (Financial Services)	$712,946
82,441	Banco BPM SpA (Banks)	530,574
8,509	Prysmian SpA (Capital Goods)	525,320
7,483	UniCredit SpA (Banks)	276,916
23,614	Unipol Gruppo SpA (Insurance)	234,188

		2,341,104

Japan – 24.0%
2,300	Arcs Co. Ltd. (Consumer Staples Distribution & Retail)	41,676
24,900	Asahi Kasei Corp. (Materials)	159,885
34,700	Brother Industries Ltd. (Technology Hardware & Equipment)	612,948
4,000	Chubu Electric Power Co., Inc. (Utilities)	47,253
12,200	CMK Corp. (Technology Hardware & Equipment)	45,317
2,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	33,416
15,300	Dai-ichi Life Holdings, Inc. (Insurance)	409,732
24,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	623,767
67,700	Daiwa Securities Group, Inc. (Financial Services)	519,754
500	Disco Corp. (Semiconductors & Semiconductor Equipment)	190,450
46,000	ENEOS Holdings, Inc. (Energy)	237,059
7,800	Feed One Co. Ltd. (Food, Beverage & Tobacco)	46,383
2,100	Food & Life Cos. Ltd. (Consumer Services)	34,042
4,700	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	52,848
12,200	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	214,325
25,600	Fujikura Kasei Co. Ltd. (Materials)	88,014
2,100	Fujitsu General Ltd. (Consumer Durables & Apparel)	27,232
15,300	Fujitsu Ltd. (Software & Services)	239,957
2,500	GSI Creos Corp. (Consumer Discretionary Distribution & Retail)	35,490
1,800	Happinet Corp. (Consumer Discretionary Distribution & Retail)	37,419
1,900	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	50,949
107,400	Honda Motor Co. Ltd. (Automobiles & Components)	1,154,549
7,400	IHI Corp. (Capital Goods)	221,895
3,100	Iino Kaiun Kaisha Ltd. (Transportation)	24,806

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
24,200	Japan Post Holdings Co. Ltd. (Insurance)	$240,541
700	Jeol Ltd. (Technology Hardware & Equipment)	31,789
7,900	JFE Holdings, Inc. (Materials)	114,018
6,000	JSP Corp. (Materials)	86,373
6,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	87,497
19,100	KDDI Corp. (Telecommunication Services)	505,988
6,600	Kimura Unity Co. Ltd. (Commercial & Professional Services)	71,839
900	Kobe Steel Ltd. (Materials)	11,196
1,200	Kokuyo Co. Ltd. (Commercial & Professional Services)	20,159
1,900	Komatsu Ltd. (Capital Goods)	55,498
6,300	Kyowa Leather Cloth Co. Ltd. (Materials)	31,267
7,300	Kyushu Electric Power Co., Inc. (Utilities)	75,306
700	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	157,136
16,700	Lintec Corp. (Materials)	356,574
10,000	Marusan Securities Co. Ltd. (Financial Services)	67,776
22,200	Mazda Motor Corp. (Automobiles & Components)	214,030
11,900	Mito Securities Co. Ltd. (Financial Services)	42,853
26,300	Mitsubishi Electric Corp. (Capital Goods)	421,461
74,000	Mitsubishi HC Capital, Inc. (Financial Services)	489,620
5,300	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	83,219
16,600	Mitsui OSK Lines Ltd. (Transportation)	499,106
6,500	Mizuho Leasing Co. Ltd. (Financial Services)	45,516
21,100	Modec, Inc. (Energy)	381,455
54,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,212,303
5,700	NEC Corp. (Software & Services)	470,002
2,100	NEC Networks & System Integration Corp. (Software & Services)	32,140
63,200	NGK Insulators Ltd. (Capital Goods)	811,511
2,700	Nichimo Co. Ltd. (Food, Beverage & Tobacco)	37,475
2,100	Nippon Carbide Industries Co., Inc. (Materials)	25,958
476,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	450,296

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
20,900	Nippon Yusen KK (Transportation)	$609,798
2,700	Nishimoto Co. Ltd. (Consumer Staples Distribution & Retail)	23,658
19,100	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	485,632
54,200	Nomura Holdings, Inc. (Financial Services)	313,077
30,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	775,341
3,800	Olympus Corp. (Health Care Equipment & Services)	61,341
45,700	ORIX Corp. (Financial Services)	1,012,889
10,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	422,468
84,200	Panasonic Holdings Corp. (Consumer Durables & Apparel)	692,166
5,100	PHC Holdings Corp. (Health Care Equipment & Services)	37,287
2,500	Plant Co. Ltd. (Consumer Staples Distribution & Retail)	23,782
1,500	Resonac Holdings Corp. (Materials)	33,141
4,800	Sakata INX Corp. (Materials)	54,062
8,600	SBI Holdings, Inc. (Financial Services)	218,272
1,100	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	99,725
14,300	Seiko Epson Corp. (Technology Hardware & Equipment)	223,553
8,100	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	112,449
5,400	Sekisui House Ltd. (Consumer Durables & Apparel)	120,016
15,700	Sintokogio Ltd. (Capital Goods)	112,659
2,200	SoftBank Group Corp. (Telecommunication Services)	141,507
8,100	Sojitz Corp. (Capital Goods)	197,861
11,700	Solasto Corp. (Health Care Equipment & Services)	33,968
11,300	Sompo Holdings, Inc. (Insurance)	242,088
15,500	Sony Group Corp. (Consumer Durables & Apparel)	1,320,928
10,800	SPK Corp. (Consumer Discretionary Distribution & Retail)	158,500
8,200	SRA Holdings (Software & Services)	226,790
36,300	Sumitomo Electric Industries Ltd. (Automobiles & Components)	567,533
9,700	Sumitomo Heavy Industries Ltd. (Capital Goods)	253,146

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	$250,495
1,800	Sumitomo Seika Chemicals Co. Ltd. (Materials)	59,653
11,900	T&D Holdings, Inc. (Insurance)	207,858
21,000	Taiho Kogyo Co. Ltd. (Automobiles & Components)	106,405
1,800	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	30,400
91,800	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	329,352
8,700	Tokio Marine Holdings, Inc. (Insurance)	326,938
8,900	Tokyo Century Corp. (Financial Services)	83,681
4,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	963,162
1,200	Tokyo Tekko Co. Ltd. (Materials)	38,036
9,200	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	61,755
12,100	TOPPAN Holdings, Inc. (Commercial & Professional Services)	335,660
6,700	Toyo Tire Corp. (Automobiles & Components)	107,526
3,600	Toyoda Gosei Co. Ltd. (Automobiles & Components)	63,617
13,000	Toyota Motor Corp. (Automobiles & Components)	266,727
900	Toyota Tsusho Corp. (Capital Goods)	17,589
9,400	Trend Micro, Inc. (Software & Services)	383,152
17,400	Unicharm Corp. (Household & Personal Products)	559,153
17,100	USS Co. Ltd. (Consumer Discretionary Distribution & Retail)	143,996
6,000	Yokogawa Electric Corp. (Technology Hardware & Equipment)	145,716

		25,333,576

Netherlands – 6.3%
24,088	ABN AMRO Bank NV (Banks)(a)	395,614
26	Adyen NV (Financial Services)*(a)	30,879
1,169	ASM International NV (Semiconductors & Semiconductor Equipment)	893,556
3,407	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,472,301

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
2,565	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	$428,487
659	Euronext NV (Financial Services)(a)	61,070
66,540	ING Groep NV (Banks)	1,143,335
3,304	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	97,227
1,636	Koninklijke Philips NV (Health Care Equipment & Services)*	41,143

		6,563,612

New Zealand – 0.1%
25,122	Meridian Energy Ltd. (Utilities)	96,248

Norway – 0.9%
6,812	Kongsberg Gruppen ASA (Capital Goods)	554,723
26,634	Norsk Hydro ASA (Materials)	166,049
12,557	Orkla ASA (Food, Beverage & Tobacco)	101,827
2,937	Veidekke ASA (Capital Goods)	31,469
5,178	Wallenius Wilhelmsen ASA (Transportation)	53,020

		907,088

Singapore – 1.1%
6,007	Hafnia Ltd. (Energy)	50,431
30,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	323,892
109,600	Singapore Technologies Engineering Ltd. (Capital Goods)	349,004
19,700	United Overseas Bank Ltd. (Banks)	454,407

		1,177,734

Spain – 1.9%
10,108	Banco Bilbao Vizcaya Argentaria SA (Banks)	101,469
114,005	Banco de Sabadell SA (Banks)	220,104
35,475	Bankinter SA (Banks)	290,285
2,374	Cellnex Telecom SA (Telecommunication Services)*(a)	77,213
26,492	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	1,314,623

		2,003,694

Sweden – 3.6%
819	Alfa Laval AB (Capital Goods)	35,865
27,603	Atlas Copco AB, Class A (Capital Goods)	518,281
22,794	Atlas Copco AB, Class B (Capital Goods)	368,062
1,832	Beijer Alma AB (Capital Goods)	35,854

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
21,511	Essity AB, Class B (Household & Personal Products)	$549,925
12,092	Fagerhult Group AB (Capital Goods)	78,239
529	Industrivarden AB, Class A (Financial Services)	18,020
14,650	Indutrade AB (Capital Goods)	376,281
11,133	Investor AB, Class A (Financial Services)	302,072
34,087	Investor AB, Class B (Financial Services)	934,088
2,067	Lagercrantz Group AB, Class B (Technology Hardware & Equipment)	33,680
2,349	Proact IT Group AB (Software & Services)	34,352
8,564	Saab AB, Class B (Capital Goods)	205,749
12,005	SSAB AB, Class A (Materials)	66,115
17,839	SSAB AB, Class B (Materials)	96,728
7,761	Swedbank AB, Class A (Banks)	159,863

		3,813,174

Switzerland – 6.5%
27,377	ABB Ltd. (Capital Goods)	1,518,080
580	Logitech International SA (Technology Hardware & Equipment)	55,820
1,799	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	979,384
20,171	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,147,640
2,955	Sika AG (Materials)	843,534
43,621	UBS Group AG (Financial Services)	1,281,156

		6,825,614

United Kingdom – 8.4%
1,935	4imprint Group PLC (Media & Entertainment)	141,998
23,630	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,842,904
74,772	Aviva PLC (Insurance)	450,375
43,215	BAE Systems PLC (Capital Goods)	719,817
11,316	Barclays PLC (Banks)	29,902
18,310	Beazley PLC (Insurance)	163,537
3,067	Bellway PLC (Consumer Durables & Apparel)	97,656
8,671	Bloomsbury Publishing PLC (Media & Entertainment)	68,616
11,221	Central Asia Metals PLC (Materials)	28,582
629	Clarkson PLC (Transportation)	32,918
9,021	Compass Group PLC (Consumer Services)	245,762

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
3,070	Dunelm Group PLC (Consumer Discretionary Distribution & Retail)	$41,211
24,107	Galliford Try Holdings PLC (Capital Goods)	72,759
100,483	HSBC Holdings PLC (Banks)	867,371
10,706	Impax Asset Management Group PLC (Financial Services)	51,292
8,610	Imperial Brands PLC (Food, Beverage & Tobacco)	220,320
5,648	Investec PLC (Financial Services)	40,829
18,313	Lancashire Holdings Ltd. (Insurance)	142,138
79,754	M&G PLC (Financial Services)	205,033
3,654	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	13,212
14,808	Mears Group PLC (Commercial & Professional Services)	68,604
67,741	National Grid PLC (Utilities)	756,406
74,326	NatWest Group PLC (Banks)	292,406
695	Next PLC (Consumer Discretionary Distribution & Retail)	79,312
7,339	Pearson PLC (Consumer Services)	91,643
14,598	Polar Capital Holdings PLC (Financial Services)	104,143
4,649	Reckitt Benckiser Group PLC (Household & Personal Products)	251,508
28,126	Redrow PLC (Consumer Durables & Apparel)	237,088
126,723	Rolls-Royce Holdings PLC (Capital Goods)*	727,801
10,082	Sage Group PLC (The) (Software & Services)	138,127
3,634	Smiths Group PLC (Capital Goods)	78,191
1,464	SSE PLC (Utilities)	33,062
139,769	Taylor Wimpey PLC (Consumer Durables & Apparel)	250,288
7,045	Vesuvius PLC (Capital Goods)	41,091
34,496	Zigup PLC (Transportation)	183,528

		8,809,430

United States – 9.6%
21,245	BP PLC ADR (Energy)	766,944
4,265	Carnival PLC ADR (Consumer Services)*	73,443
3,683	Ferguson PLC (Capital Goods)	706,352
8,252	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	317,702
24,370	Nestle SA (Food, Beverage & Tobacco)	2,487,550

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
7,807	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$2,162,998
11,704	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,128,771
6,672	Schneider Electric SE (Capital Goods)	1,599,584
27,573	Shell PLC (Energy)	993,630

		10,236,974

TOTAL COMMON STOCKS (Cost $89,497,690)		102,841,990

Shares	Description	Rate	Value

Preferred Stocks – 0.6%

Germany – 0.6%
921	FUCHS SE (Materials)	2.61%	42,102
5,193	Henkel AG & Co. KGaA (Household & Personal Products)	2.22	462,369
1,875	Porsche Automobil Holding SE (Automobiles & Components)	6.03	84,622

TOTAL PREFERRED STOCKS (Cost $534,596)			589,093

TOTAL INVESTMENTS – 98.1% (Cost $90,032,286)			$103,431,083

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			2,008,789

NET ASSETS – 100.0%			$105,439,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

% of
Market
Sector Name	Value

Financials	22.5%
Industrials	19.2
Health Care	14.4
Information Technology	11.7
Consumer Discretionary	9.7
Materials	6.7
Consumer Staples	6.7
Energy	2.9
Real Estate	2.8
Communication Services	2.1
Utilities	1.3

TOTAL INVESTMENTS	100.0%

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%

Aerospace & Defense – 1.9%
32,851	General Electric Co.	$5,222,323

Air Freight & Logistics – 1.4%
29,012	United Parcel Service, Inc., Class B	3,970,292

Automobiles – 0.9%
55,165	General Motors Co.	2,562,966

Banks – 7.2%
137,851	Bank of America Corp.	5,482,334
74,004	Citigroup, Inc.	4,696,294
48,550	JPMorgan Chase & Co.	9,819,723

		19,998,351

Beverages – 1.6%
70,428	Coca-Cola Co. (The)	4,482,742

Biotechnology – 2.7%
13,011	AbbVie, Inc.	2,231,647
12,368	Amgen, Inc.	3,864,381
3,628	Biogen, Inc.*	841,043
5,352	BioMarin Pharmaceutical, Inc.*	440,630

		7,377,701

Capital Markets – 5.4%
6,498	BlackRock, Inc.	5,116,005
32,733	KKR & Co., Inc.	3,444,821
31,682	Morgan Stanley	3,079,174
53,776	Nasdaq, Inc.	3,240,542

		14,880,542

Chemicals – 2.3%
9,735	Linde PLC	4,271,815
7,457	Sherwin-Williams Co. (The)	2,225,393

		6,497,208

Commercial Services & Supplies – 0.8%
13,446	Waste Connections, Inc.	2,357,891

Construction Materials – 1.1%
5,480	Martin Marietta Materials, Inc.	2,969,064

Consumer Finance – 1.9%
22,379	American Express Co.	5,181,858

Consumer Staples Distribution & Retail – 2.3%
92,762	Walmart, Inc.	6,280,915

Containers & Packaging – 1.0%
47,184	Ball Corp.	2,831,984

Diversified Telecommunication Services – 2.0%
292,203	AT&T, Inc.	5,583,999

Electric Utilities – 1.4%
112,940	Exelon Corp.	3,908,853

Electrical Equipment – 2.8%
14,719	Eaton Corp. PLC	4,615,142
18,331	GE Vernova, Inc.*	3,143,950

		7,759,092

Financial Services – 4.3%
14,795	Berkshire Hathaway, Inc., Class B*	6,018,606

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
51,444	Fidelity National Information Services, Inc.	$3,876,820
7,437	Visa, Inc., Class A	1,951,989

		11,847,415

Food Products – 0.7%
57,854	Kraft Heinz Co. (The)	1,864,056

Ground Transportation – 1.3%
11,139	Old Dominion Freight Line, Inc.	1,967,147
3,551	Saia, Inc.*	1,684,204

		3,651,351

Health Care Equipment & Supplies – 4.9%
6,012	Align Technology, Inc.*	1,451,477
68,503	Boston Scientific Corp.*	5,275,416
31,560	Cooper Cos., Inc. (The)	2,755,188
36,794	Zimmer Biomet Holdings, Inc.	3,993,253

		13,475,334

Health Care Providers & Services – 2.0%
42,070	CVS Health Corp.	2,484,654
8,290	Humana, Inc.	3,097,559

		5,582,213

Health Care REITs – 0.5%
12,880	Alexandria Real Estate Equities, Inc. REIT	1,506,574

Household Products – 1.6%
47,011	Colgate-Palmolive Co.	4,561,947

Industrial Conglomerates – 1.9%
24,325	Honeywell International, Inc.	5,194,361

Industrial REITs – 1.3%
31,267	Prologis, Inc. REIT	3,511,597

Insurance – 2.5%
24,898	Allstate Corp. (The)	3,975,215
14,039	Marsh & McLennan Cos., Inc.	2,958,298

		6,933,513

Interactive Media & Services – 2.3%
34,281	Alphabet, Inc., Class A	6,244,284

Life Sciences Tools & Services – 2.2%
24,649	Danaher Corp.	6,158,553

Machinery – 3.8%
10,238	Caterpillar, Inc.	3,410,278
15,070	Illinois Tool Works, Inc.	3,570,987
45,409	Stanley Black & Decker, Inc.	3,627,725

		10,608,990

Media – 0.7%
22,755	Omnicom Group, Inc.	2,041,124

Metals & Mining – 1.5%
86,631	Freeport-McMoRan, Inc.	4,210,267

Multi-Utilities – 2.9%
56,155	Ameren Corp.	3,993,182
67,993	CMS Energy Corp.	4,047,623

		8,040,805

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 6.7%
24,510	Chesapeake Energy Corp.	$2,014,477
27,860	EOG Resources, Inc.	3,506,738
93,910	Exxon Mobil Corp.	10,810,919
15,408	Phillips 66	2,175,148

		18,507,282

Personal Care Products – 1.1%
173,659	Kenvue, Inc.	3,157,121

Pharmaceuticals – 4.0%
47,607	AstraZeneca PLC ADR (United Kingdom)	3,712,870
49,668	Johnson & Johnson	7,259,475

		10,972,345

Residential REITs – 1.4%
18,754	AvalonBay Communities, Inc. REIT	3,880,015

Semiconductors & Semiconductor Equipment – 5.2%
2,627	KLA Corp.	2,165,988
55,420	Marvell Technology, Inc.	3,873,858
31,599	Micron Technology, Inc.	4,156,216
22,201	Texas Instruments, Inc.	4,318,761

		14,514,823

Software – 3.7%
31,075	Dynatrace, Inc.*	1,390,295
32,626	Oracle Corp.	4,606,791
16,227	Salesforce, Inc.	4,171,962

		10,169,048

Specialized REITs – 1.4%
9,761	American Tower Corp. REIT	1,897,343
11,835	Extra Space Storage, Inc. REIT	1,839,277

		3,736,620

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 1.8%
65,237	Foot Locker, Inc.	$1,625,706
15,387	Lowe’s Cos., Inc.	3,392,218

		5,017,924

Technology Hardware, Storage & Peripherals – 1.6%
32,274	Dell Technologies, Inc., Class C	4,450,907

Textiles, Apparel & Luxury Goods – 1.0%
36,017	NIKE, Inc., Class B	2,714,601

TOTAL COMMON STOCKS (Cost $208,215,375)		274,418,851

Shares	Dividend Rate	Value

Investment Company – 0.9%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,535,262	5.213%	2,535,262
(Cost $2,535,262)

TOTAL INVESTMENTS – 99.9% (Cost $210,750,637)		$276,954,113

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		223,282

NET ASSETS – 100.0%		$277,177,395

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%

Aerospace & Defense – 0.5%
1,671	Woodward, Inc.	$291,389

Automobile Components – 0.7%
14,426	Mobileye Global, Inc., Class A (Israel)*	405,154

Beverages – 1.0%
8,251	Coca-Cola Europacific Partners PLC (United Kingdom)	601,250

Biotechnology – 4.7%
2,740	Alnylam Pharmaceuticals, Inc.*	665,820
2,413	Biogen, Inc.*	559,381
6,037	BioMarin Pharmaceutical, Inc.*	497,026
5,731	Neurocrine Biosciences, Inc.*	788,987
33,426	Roivant Sciences Ltd.*	353,313

		2,864,527

Building Products – 2.5%
4,598	Trane Technologies PLC	1,512,420

Capital Markets – 5.0%
6,754	Ares Management Corp., Class A	900,173
2,752	MSCI, Inc.	1,325,776
5,160	Nasdaq, Inc.	310,942
4,635	Tradeweb Markets, Inc., Class A	491,310

		3,028,201

Chemicals – 1.4%
9,286	Ashland, Inc.	877,434

Construction Materials – 1.7%
1,935	Martin Marietta Materials, Inc.	1,048,383

Consumer Staples Distribution & Retail – 1.2%
8,478	BJ’s Wholesale Club Holdings, Inc.*	744,708

Containers & Packaging – 1.1%
11,519	Ball Corp.	691,370

Electrical Equipment – 6.4%
3,574	AMETEK, Inc.	595,822
5,631	GE Vernova, Inc.*	965,773
3,905	Rockwell Automation, Inc.	1,074,968
14,236	Vertiv Holdings Co., Class A	1,232,410

		3,868,973

Electronic Equipment, Instruments & Components – 2.2%
20,114	Amphenol Corp., Class A	1,355,080

Entertainment – 1.0%
6,215	Live Nation Entertainment, Inc.*	582,594

Financial Services – 2.3%
3,399	Corpay, Inc.*	905,528
6,738	Fidelity National Information Services, Inc.	507,776

		1,413,304

Ground Transportation – 3.0%
6,606	Old Dominion Freight Line, Inc.	1,166,620
1,359	Saia, Inc.*	644,560

		1,811,180

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – 9.0%
3,459	Align Technology, Inc.*	$835,106
6,384	Cooper Cos., Inc. (The)	557,323
5,970	Dexcom, Inc.*	676,879
2,155	IDEXX Laboratories, Inc.*	1,049,916
7,263	Insulet Corp.*	1,465,674
8,212	Zimmer Biomet Holdings, Inc.	891,248

		5,476,146

Health Care Providers & Services – 2.4%
6,475	Cencora, Inc.	1,458,817

Hotel & Resort REITs – 0.9%
5,699	Ryman Hospitality Properties, Inc. REIT	569,102

Hotels, Restaurants & Leisure – 7.0%
6,615	Cava Group, Inc.*	613,541
2,477	Domino’s Pizza, Inc.	1,278,949
4,163	DoorDash, Inc., Class A*	452,851
19,910	DraftKings, Inc., Class A*	759,965
8,636	Yum! Brands, Inc.	1,143,925

		4,249,231

Independent Power and Renewable Electricity Producers – 1.4%
9,910	Vistra Corp.	852,062

IT Services – 2.3%
8,060	Cloudflare, Inc., Class A*	667,610
2,884	MongoDB, Inc.*	720,884

		1,388,494

Life Sciences Tools & Services – 2.9%
651	Mettler-Toledo International, Inc.*	909,831
2,591	West Pharmaceutical Services, Inc.	853,450

		1,763,281

Machinery – 3.3%
7,511	Fortive Corp.	556,565
2,315	ITT, Inc.	299,052
8,403	Xylem, Inc.	1,139,699

		1,995,316

Media – 2.7%
16,562	Trade Desk, Inc. (The), Class A*	1,617,611

Oil, Gas & Consumable Fuels – 4.1%
5,079	Cheniere Energy, Inc.	887,962
2,862	Chesapeake Energy Corp.	235,228
8,648	DT Midstream, Inc.	614,267
4,969	Hess Corp.	733,027

		2,470,484

Personal Care Products – 0.9%
2,654	elf Beauty, Inc.*	559,251

Professional Services – 1.2%
3,090	Equifax, Inc.	749,201

Real Estate Management & Development – 1.3%
10,720	CoStar Group, Inc.*	794,781

Semiconductors & Semiconductor Equipment – 3.0%
1,832	Entegris, Inc.	248,053

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
17,506	Marvell Technology, Inc.	$1,223,669
2,535	MKS Instruments, Inc.	331,020

		1,802,742

Software – 13.7%
7,735	AppLovin Corp., Class A*	643,707
1,568	Crowdstrike Holdings, Inc., Class A*	600,842
8,917	Datadog, Inc., Class A*	1,156,446
950	Fair Isaac Corp.*	1,414,227
956	HubSpot, Inc.*	563,839
4,051	Manhattan Associates, Inc.*	999,301
1,356	Monday.com Ltd.*	326,470
18,681	Palantir Technologies, Inc., Class A*	473,190
6,953	Samsara, Inc., Class A*	234,316
2,430	Tyler Technologies, Inc.*	1,221,755
3,498	Zscaler, Inc.*	672,281

		8,306,374

Specialty Retail – 3.7%
9,311	Ross Stores, Inc.	1,353,075
2,275	Ulta Beauty, Inc.*	877,854

		2,230,929

Textiles, Apparel & Luxury Goods – 1.0%
1,933	Lululemon Athletica, Inc.*	577,387

Trading Companies & Distributors – 2.6%
15,735	Fastenal Co.	988,787
933	United Rentals, Inc.	603,399

		1,592,186

TOTAL COMMON STOCKS (Cost $47,391,315)		59,549,362

Shares	Dividend Rate	Value

Investment Company – 2.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,216,970	5.213%	1,216,970
(Cost $1,216,970)

TOTAL INVESTMENTS – 100.1% (Cost $48,608,285)		$60,766,332

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(51,551)

NET ASSETS – 100.0%		$60,714,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%

Aerospace & Defense – 1.7%
15,359	L3Harris Technologies, Inc.	$3,449,324
23,807	Woodward, Inc.	4,151,465

		7,600,789

Automobiles – 1.1%
104,454	General Motors Co.	4,852,933

Banks – 4.7%
103,121	Citizens Financial Group, Inc.	3,715,450
55,532	East West Bancorp, Inc.	4,066,608
340,235	Huntington Bancshares, Inc.	4,484,297
32,818	M&T Bank Corp.	4,967,333
40,712	Pinnacle Financial Partners, Inc.	3,258,588

		20,492,276

Beverages – 1.7%
60,444	Coca-Cola Europacific Partners PLC (United Kingdom)	4,404,554
12,353	Constellation Brands, Inc., Class A	3,178,180

		7,582,734

Biotechnology – 1.7%
20,809	Biogen, Inc.*	4,823,942
247,712	Roivant Sciences Ltd.*	2,618,316

		7,442,258

Building Products – 1.0%
38,556	Allegion PLC	4,555,391

Capital Markets – 3.3%
5,084	Ameriprise Financial, Inc.	2,171,834
83,207	Nasdaq, Inc.	5,014,054
57,697	Raymond James Financial, Inc.	7,131,926

		14,317,814

Chemicals – 3.5%
76,662	Ashland, Inc.	7,243,792
28,256	Celanese Corp.	3,811,452
41,980	RPM International, Inc.	4,520,407

		15,575,651

Communications Equipment – 0.5%
5,785	Motorola Solutions, Inc.	2,233,299

Construction Materials – 1.3%
10,867	Martin Marietta Materials, Inc.	5,887,741

Consumer Staples Distribution & Retail – 1.3%
30,028	BJ’s Wholesale Club Holdings, Inc.*	2,637,660
49,004	Performance Food Group Co.*	3,239,654

		5,877,314

Containers & Packaging – 1.7%
14,942	Avery Dennison Corp.	3,267,068
68,183	Ball Corp.	4,092,344

		7,359,412

Electric Utilities – 2.2%
41,265	Entergy Corp.	4,415,355
95,572	Eversource Energy	5,419,888

		9,835,243

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – 5.0%
45,711	AMETEK, Inc.	$7,620,481
49,484	GE Vernova, Inc.*	8,487,001
21,344	Rockwell Automation, Inc.	5,875,576

		21,983,058

Electronic Equipment, Instruments & Components – 2.5%
72,747	Cognex Corp.	3,401,650
21,350	Keysight Technologies, Inc.*	2,919,612
14,907	Zebra Technologies Corp., Class A*	4,605,220

		10,926,482

Entertainment – 1.0%
32,264	Electronic Arts, Inc.	4,495,343

Financial Services – 3.0%
132,440	Fidelity National Information Services, Inc.	9,980,678
43,528	Voya Financial, Inc.	3,097,017

		13,077,695

Food Products – 1.6%
136,497	Kraft Heinz Co. (The)	4,397,933
28,669	Lamb Weston Holdings, Inc.	2,410,490

		6,808,423

Ground Transportation – 1.1%
12,945	Old Dominion Freight Line, Inc.	2,286,087
5,502	Saia, Inc.*	2,609,544

		4,895,631

Health Care Equipment & Supplies – 3.1%
67,539	Cooper Cos., Inc. (The)	5,896,155
72,256	Zimmer Biomet Holdings, Inc.	7,841,943

		13,738,098

Health Care Providers & Services – 2.0%
23,809	Cencora, Inc.	5,364,168
9,722	Humana, Inc.	3,632,625

		8,996,793

Health Care REITs – 1.4%
52,539	Alexandria Real Estate Equities, Inc. REIT	6,145,487

Hotels, Restaurants & Leisure – 1.5%
23,683	Royal Caribbean Cruises Ltd.*	3,775,781
21,590	Yum! Brands, Inc.	2,859,811

		6,635,592

Household Durables – 1.9%
54,794	Lennar Corp., Class A	8,211,977

Independent Power and Renewable Electricity Producers – 1.9%
360,796	AES Corp. (The)	6,339,186
25,347	Vistra Corp.	2,179,335

		8,518,521

Industrial REITs – 0.4%
61,208	Americold Realty Trust, Inc. REIT	1,563,252

Insurance – 5.8%
44,494	Allstate Corp. (The)	7,103,912

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
25,437	American Financial Group, Inc.	$3,129,260
39,996	Arch Capital Group Ltd.*	4,035,196
15,744	Arthur J Gallagher & Co.	4,082,577
24,527	Globe Life, Inc.	2,018,081
98,463	Unum Group	5,032,444

		25,401,470

Life Sciences Tools & Services – 1.9%
16,691	Agilent Technologies, Inc.	2,163,654
4,421	Mettler-Toledo International, Inc.*	6,178,746

		8,342,400

Machinery – 6.0%
93,340	Fortive Corp.	6,916,494
15,366	IDEX Corp.	3,091,639
46,984	Ingersoll Rand, Inc.	4,268,027
35,199	ITT, Inc.	4,547,007
43,248	Stanley Black & Decker, Inc.	3,455,083
28,612	Xylem, Inc.	3,880,645

		26,158,895

Metals & Mining – 2.0%
67,609	Steel Dynamics, Inc.	8,755,366

Multi-Utilities – 5.5%
211,526	CenterPoint Energy, Inc.	6,553,075
84,569	CMS Energy Corp.	5,034,393
274,767	NiSource, Inc.	7,916,037
66,090	Public Service Enterprise Group, Inc.	4,870,833

		24,374,338

Oil, Gas & Consumable Fuels – 6.1%
30,274	Chesapeake Energy Corp.	2,488,220
35,673	Diamondback Energy, Inc.	7,141,378
92,306	DT Midstream, Inc.	6,556,495
181,496	Marathon Oil Corp.	5,203,490
22,378	Phillips 66	3,159,102
18,065	Targa Resources Corp.	2,326,411

		26,875,096

Passenger Airlines – 1.1%
95,175	United Airlines Holdings, Inc.*	4,631,215

Residential REITs – 3.4%
74,663	American Homes 4 Rent, Class A REIT	2,774,477
38,740	AvalonBay Communities, Inc. REIT	8,014,918
66,974	Equity LifeStyle Properties, Inc. REIT	4,362,017

		15,151,412

Semiconductors & Semiconductor Equipment – 3.2%
137,419	Marvell Technology, Inc.	9,605,588
35,096	MKS Instruments, Inc.	4,582,836

		14,188,424

Software – 1.1%
44,347	Dynatrace, Inc.*	1,984,085

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
111,392	Klaviyo, Inc., Class A*	$2,772,547

		4,756,632

Specialized REITs – 3.6%
26,737	Digital Realty Trust, Inc. REIT	4,065,361
23,922	Extra Space Storage, Inc. REIT	3,717,718
276,220	VICI Properties, Inc. REIT	7,910,941

		15,694,020

Specialty Retail – 4.3%
130,383	Foot Locker, Inc.	3,249,144
6,838	RH*	1,671,481
34,249	Ross Stores, Inc.	4,977,065
12,919	Ulta Beauty, Inc.*	4,985,054
74,966	Wayfair, Inc., Class A*	3,952,957

		18,835,701

Technology Hardware, Storage & Peripherals – 0.7%
43,145	Western Digital Corp.*	3,269,097

Trading Companies & Distributors – 2.7%
57,780	Fastenal Co.	3,630,895
12,651	United Rentals, Inc.	8,181,781

		11,812,676

TOTAL COMMON STOCKS (Cost $360,390,281)		437,855,949

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,645,085	5.213%	1,645,085
(Cost $1,645,085)

TOTAL INVESTMENTS – 99.9% (Cost $362,035,366)		$439,501,034

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		267,301

NET ASSETS – 100.0%		$439,768,335

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%

Aerospace & Defense – 0.3%
5,813	AerSale Corp.*	$40,226
5,826	Kratos Defense & Security Solutions, Inc.*	116,578
4,242	Park Aerospace Corp.	58,030
26,726	Rocket Lab USA, Inc.*	128,285

		343,119

Automobile Components – 1.8%
29,368	American Axle & Manufacturing Holdings, Inc.*	205,282
1,701	Cooper-Standard Holdings, Inc.*	21,161
287	Dorman Products, Inc.*	26,255
1,972	Fox Factory Holding Corp.*	95,031
73,812	Goodyear Tire & Rubber Co. (The)*	837,766
21,082	Holley, Inc.*	75,473
9,369	Modine Manufacturing Co.*	938,680
2,862	Phinia, Inc.	112,648
1,410	Stoneridge, Inc.*	22,504
947	Visteon Corp.*	101,045

		2,435,845

Banks – 9.2%
10,071	Amalgamated Financial Corp.	275,945
11,615	Ameris Bancorp	584,815
5,645	Axos Financial, Inc.*	322,612
5,580	BancFirst Corp.	489,366
13,375	Bancorp, Inc. (The)*	505,040
9,703	BankUnited, Inc.	284,007
3,325	Banner Corp.	165,053
2,820	Business First Bancshares, Inc.	61,363
3,718	Byline Bancorp, Inc.	88,265
1,043	Capital City Bank Group, Inc.	29,663
48,761	Capitol Federal Financial, Inc.	267,698
1,035	Civista Bancshares, Inc.	16,032
3,484	Community Trust Bancorp, Inc.	152,111
29,662	CVB Financial Corp.	511,373
2,569	Financial Institutions, Inc.	49,633
584	First Bancorp, Inc. (The)	14,512
19,579	First BanCorp. (Puerto Rico)	358,100
1,144	First Bancshares, Inc. (The)	29,721
11,285	First Commonwealth Financial Corp.	155,846
413	First Financial Bancorp	9,177
9,857	First Financial Bankshares, Inc.	291,077
2,862	First Internet Bancorp	77,331
11,856	Hancock Whitney Corp.	567,073
22,647	Hanmi Financial Corp.	378,658
19,671	Heritage Financial Corp.	354,668
1,721	Home Bancorp, Inc.	68,857
4,556	Home BancShares, Inc.	109,162
3,980	HomeTrust Bancshares, Inc.	119,519
6,492	Hope Bancorp, Inc.	69,724
4,028	Independent Bank Corp.	204,300
1,175	Independent Bank Corp.	31,725
9,533	International Bancshares Corp.	545,383
9,540	Kearny Financial Corp.	58,671
735	Live Oak Bancshares, Inc.	25,769
3,055	Metrocity Bankshares, Inc.	80,652

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
12,781	National Bank Holdings Corp., Class A	$499,098
4,278	Northeast Community Bancorp, Inc.	76,234
904	Northrim BanCorp, Inc.	52,107
12,099	OFG Bancorp (Puerto Rico)	453,108
5,679	Old Second Bancorp, Inc.	84,106
1,257	Park National Corp.	178,921
4,212	Preferred Bank	317,964
3,156	Primis Financial Corp.	33,075
1,223	Provident Financial Services, Inc.	17,550
1,296	Red River Bancshares, Inc.	62,195
12,359	Renasant Corp.	377,444
1,919	Sierra Bancorp	42,947
14,146	Southside Bancshares, Inc.	390,571
1,925	Stock Yards Bancorp, Inc.	95,615
9,007	Texas Capital Bancshares, Inc.*	550,688
1,452	Timberland Bancorp, Inc.	39,335
393	Tompkins Financial Corp.	19,218
12,839	TrustCo Bank Corp.	369,378
6,814	UMB Financial Corp.	568,424
3,620	USCB Financial Holdings, Inc.	46,445
11,575	WesBanco, Inc.	323,058
3,496	Westamerica BanCorp	169,661

		12,120,043

Beverages – 0.5%
27,660	Primo Water Corp.	604,648

Biotechnology – 8.3%
19,036	89bio, Inc.*	152,478
26,474	ACADIA Pharmaceuticals, Inc.*	430,202
6,941	Akero Therapeutics, Inc.*	162,836
2,970	Allogene Therapeutics, Inc.*	6,920
17,023	Altimmune, Inc.*(a)	113,203
10,388	Amicus Therapeutics, Inc.*	103,049
4,831	Annexon, Inc.*	23,672
1,012	Apogee Therapeutics, Inc.*	39,822
3,092	Arcturus Therapeutics Holdings, Inc.*	75,290
1,738	Arcus Biosciences, Inc.*	26,470
32,738	Ardelyx, Inc.*	242,589
71,044	Aurinia Pharmaceuticals, Inc. (Canada)*	405,661
8,884	Beam Therapeutics, Inc.*	208,152
20,836	BioCryst Pharmaceuticals, Inc.*	128,766
1,508	Biomea Fusion, Inc.*(a)	6,786
2,832	Black Diamond Therapeutics, Inc.*	13,197
8,634	Blueprint Medicines Corp.*	930,573
2,622	Bridgebio Pharma, Inc.*	66,415
7,570	Caribou Biosciences, Inc.*	12,415
12,545	Catalyst Pharmaceuticals, Inc.*	194,322
585	Celcuity, Inc.*	9,582
5,815	Celldex Therapeutics, Inc.*	215,213
3,880	CG oncology, Inc.*	122,492
4,185	Cogent Biosciences, Inc.*	35,280
10,450	Coherus Biosciences, Inc.*	18,078
1,064	Cytokinetics, Inc.*	57,648

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
3,996	Day One Biopharmaceuticals, Inc.*	$55,065
15,017	Denali Therapeutics, Inc.*	348,695
27,498	Design Therapeutics, Inc.*	92,118
31,745	Editas Medicine, Inc.*	148,249
8,090	Erasca, Inc.*	19,092
6,409	Generation Bio Co.*	18,073
14,028	Heron Therapeutics, Inc.*	49,098
1,320	Immunovant, Inc.*	34,848
5,808	Insmed, Inc.*	389,136
10,841	Intellia Therapeutics, Inc.*	242,622
13,231	iTeos Therapeutics, Inc.*	196,348
1,147	Janux Therapeutics, Inc.*	48,048
1,449	Keros Therapeutics, Inc.*	66,219
9,070	Kodiak Sciences, Inc.*	21,314
1,170	Krystal Biotech, Inc.*	214,859
4,852	Kura Oncology, Inc.*	99,903
4,250	Larimar Therapeutics, Inc.*	30,812
38,495	MannKind Corp.*	200,944
7,791	MeiraGTx Holdings PLC*	32,800
26,758	Monte Rosa Therapeutics, Inc.*	100,075
7,024	Morphic Holding, Inc.*	239,308
2,136	Nkarta, Inc.*	12,624
4,557	Novavax, Inc.*(a)	57,692
1,294	Nurix Therapeutics, Inc.*	27,006
6,048	Nuvalent, Inc., Class A*	458,801
25,514	Poseida Therapeutics, Inc.*	74,501
1,409	Praxis Precision Medicines, Inc.*	58,276
8,468	Precigen, Inc.*	13,379
4,807	Protagonist Therapeutics, Inc.*	166,563
4,317	Prothena Corp. PLC (Ireland)*	89,103
18,722	PTC Therapeutics, Inc.*	572,519
23,737	RAPT Therapeutics, Inc.*	72,398
2,433	Recursion Pharmaceuticals, Inc., Class A*	18,248
31,818	Relay Therapeutics, Inc.*	207,453
4,769	REVOLUTION Medicines, Inc.*	185,085
798	Rhythm Pharmaceuticals, Inc.*	32,766
752	Rigel Pharmaceuticals, Inc.*	6,184
10,984	Rocket Pharmaceuticals, Inc.*	236,486
4,835	Sage Therapeutics, Inc.*	52,508
4,012	Sana Biotechnology, Inc.*	21,906
3,250	Solid Biosciences, Inc.*	18,428
2,052	SpringWorks Therapeutics, Inc.*	77,299
52,139	Sutro Biopharma, Inc.*	152,767
28,305	Taysha Gene Therapies, Inc.*	63,403
21,102	Tenaya Therapeutics, Inc.*	65,416
29,877	TG Therapeutics, Inc.*	531,512
8,855	Twist Bioscience Corp.*	436,374
3,007	Tyra Biosciences, Inc.*	48,082
4,324	Vera Therapeutics, Inc.*	156,442
2,514	Veracyte, Inc.*	54,478
42,660	Verve Therapeutics, Inc.*	208,181
12,119	Vir Biotechnology, Inc.*	107,859
3,623	Xencor, Inc.*	68,583
8,577	Y-mAbs Therapeutics, Inc.*	103,610

		10,904,669

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – 0.0%
1,658	Savers Value Village, Inc.*	$20,294

Capital Markets – 2.0%
2,267	Brightsphere Investment Group, Inc.	50,259
8,337	Moelis & Co., Class A	474,042
24,318	Open Lending Corp.*	135,695
14,496	Patria Investments Ltd., Class A (Cayman Islands)	174,822
4,037	Piper Sandler Cos.	929,196
2,056	PJT Partners, Inc., Class A	221,863
5,748	StoneX Group, Inc.*	432,882
764	Virtus Investment Partners, Inc.	172,549

		2,591,308

Chemicals – 2.4%
25,568	Arcadium Lithium PLC (Jersey)*	85,908
10,485	Aspen Aerogels, Inc.*	250,067
524	Core Molding Technologies, Inc.*	8,353
10,922	HB Fuller Co.	840,557
5,608	Ingevity Corp.*	245,126
6,922	Innospec, Inc.	855,490
5,981	Minerals Technologies, Inc.	497,380
18,124	Orion SA (Germany)	397,641

		3,180,522

Commercial Services & Supplies – 2.6%
11,265	ABM Industries, Inc.	569,671
3,055	ACCO Brands Corp.	14,359
16,519	CECO Environmental Corp.*	476,573
613	Cimpress PLC (Ireland)*	53,705
9,359	Deluxe Corp.	210,203
16,460	Ennis, Inc.	360,309
28,655	Enviri Corp.*	247,293
36,736	Healthcare Services Group, Inc.*	388,667
5,865	Matthews International Corp., Class A	146,918
3,827	Montrose Environmental Group, Inc.*	170,531
4,043	UniFirst Corp.	693,496
3,127	Viad Corp.*	106,318

		3,438,043

Communications Equipment – 0.6%
5,477	Infinera Corp.*	33,355
34,227	NetScout Systems, Inc.*	626,012
10,199	Viavi Solutions, Inc.*	70,067

		729,434

Construction & Engineering – 3.0%
1,138	Construction Partners, Inc., Class A*	62,829
3,289	Dycom Industries, Inc.*	555,052
18,323	Fluor Corp.*	797,967
9,652	Great Lakes Dredge & Dock Corp.*	84,744
3,793	IES Holdings, Inc.*	528,479
4,618	Limbach Holdings, Inc.*	262,903
4,968	Matrix Service Co.*	49,332
13,780	Primoris Services Corp.	687,484

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
7,890	Sterling Infrastructure, Inc.*	$933,703
1,004	Tutor Perini Corp.*	21,867

		3,984,360

Construction Materials – 0.7%
10,991	Knife River Corp.*	770,909
1,428	Summit Materials, Inc., Class A*	52,279
242	United States Lime & Minerals, Inc.	88,131

		911,319

Consumer Finance – 1.3%
9,978	Encore Capital Group, Inc.*	416,382
6,792	Enova International, Inc.*	422,802
6,964	Green Dot Corp., Class A*	65,810
2,168	Medallion Financial Corp.	16,650
1,727	Moneylion, Inc.*	127,003
18,445	Navient Corp.	268,559
1,414	PRA Group, Inc.*	27,799
6,590	Regional Management Corp.	189,397
4,739	Upstart Holdings, Inc.*	111,793
729	World Acceptance Corp.*	90,090

		1,736,285

Consumer Staples Distribution & Retail – 0.1%
1,798	Sprouts Farmers Market, Inc.*	150,421
477	Weis Markets, Inc.	29,941

		180,362

Distributors – 0.4%
15,532	A-Mark Precious Metals, Inc.	502,771
968	Weyco Group, Inc.	29,350

		532,121

Diversified Consumer Services – 1.1%
53,346	Coursera, Inc.*	381,957
3,126	European Wax Center, Inc., Class A*	31,041
5,379	Frontdoor, Inc.*	181,756
114	Graham Holdings Co., Class B	79,749
9,869	OneSpaWorld Holdings Ltd. (Bahamas)*	151,687
5,704	Strategic Education, Inc.	631,205

		1,457,395

Diversified REITs – 0.4%
19,784	American Assets Trust, Inc. REIT	442,766
3,667	Armada Hoffler Properties, Inc. REIT	40,667
23,382	NexPoint Diversified Real Estate Trust REIT	129,302

		612,735

Diversified Telecommunication Services – 0.3%
6,833	Liberty Latin America Ltd., Class A (Puerto Rico)*	65,665
280,514	Lumen Technologies, Inc.*	308,565

		374,230

Electrical Equipment – 1.9%
15,637	Array Technologies, Inc.*	160,436

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
2,473	Atkore, Inc.	$333,682
8,501	Bloom Energy Corp., Class A*	104,052
3,780	Enovix Corp.*(a)	58,439
62,175	FuelCell Energy, Inc.*	39,717
4,893	NEXTracker, Inc., Class A*	229,384
4,287	NuScale Power Corp.*(a)	50,115
7,205	Plug Power, Inc.*	16,788
1,319	Powell Industries, Inc.	189,144
71,574	Shoals Technologies Group, Inc., Class A*	446,622
18,437	Thermon Group Holdings, Inc.*	567,122
14,881	TPI Composites, Inc.*(a)	59,375
5,198	Vicor Corp.*	172,366

		2,427,242

Electronic Equipment, Instruments & Components – 3.6%
4,901	Badger Meter, Inc.	913,301
1,549	Bel Fuse, Inc., Class B	101,057
3,109	Belden, Inc.	291,624
590	Benchmark Electronics, Inc.	23,282
5,023	Fabrinet (Thailand)*	1,229,580
4,554	Itron, Inc.*	450,664
43,492	Knowles Corp.*	750,672
10,282	nLight, Inc.*	112,382
2,016	Ouster, Inc.*	19,817
6,896	Sanmina Corp.*	456,860
5,157	TTM Technologies, Inc.*	100,201
9,678	Vishay Precision Group, Inc.*	294,598

		4,744,038

Energy Equipment & Services – 2.0%
10,155	Archrock, Inc.	205,334
13,265	ChampionX Corp.	440,531
10,335	Dril-Quip, Inc.*	192,231
4,491	Nabors Industries Ltd.*	319,579
3,471	Noble Corp. PLC	154,980
4,910	Oceaneering International, Inc.*	116,171
7,783	SEACOR Marine Holdings, Inc.*	104,993
2,047	Seadrill Ltd. (Norway)*	105,420
8,685	Tidewater, Inc.*	826,899
31,292	Transocean Ltd.*	167,412

		2,633,550

Entertainment – 0.7%
9,392	AMC Entertainment Holdings, Inc., Class A*	46,772
50,980	Eventbrite, Inc., Class A*	246,743
18,016	Madison Square Garden Entertainment Corp.*	616,688

		910,203

Financial Services – 3.1%
2,562	Alerus Financial Corp.	50,241
28,840	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	855,682
14,937	Flywire Corp.*	244,817
17,271	I3 Verticals, Inc., Class A*	381,344
4,611	International Money Express, Inc.*	96,093

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
16,955	Marqeta, Inc., Class A*	$92,913
2,396	Merchants Bancorp	97,134
7,593	Mr Cooper Group, Inc.*	616,779
4,584	NCR Atleos Corp.*	123,860
6,558	NMI Holdings, Inc., Class A*	223,234
27,762	Pagseguro Digital Ltd., Class A (Brazil)*	324,538
70,793	Payoneer Global, Inc.*	392,193
4,934	Remitly Global, Inc.*	59,800
4,719	Repay Holdings Corp.*	49,833
29,274	StoneCo Ltd., Class A (Brazil)*	350,995

		3,959,456

Food Products – 0.5%
1,703	Dole PLC	20,845
13,631	Hain Celestial Group, Inc. (The)*	94,190
2,602	Lancaster Colony Corp.	491,700

		606,735

Ground Transportation – 0.2%
1,104	ArcBest Corp.	118,216
2,706	Marten Transport Ltd.	49,926
3,699	PAM Transportation Services, Inc.*	64,252

		232,394

Health Care Equipment & Supplies – 1.9%
747	Artivion, Inc.*	19,161
20,307	AtriCure, Inc.*	462,390
5,267	CONMED Corp.	365,108
1,696	CVRx, Inc.*	20,335
32,196	Embecta Corp.	402,450
3,628	Haemonetics Corp.*	300,144
2,528	Inari Medical, Inc.*	121,723
1,751	Inmode Ltd.*	31,938
4,127	iRadimed Corp.	181,340
3,850	Lantheus Holdings, Inc.*	309,117
733	LeMaitre Vascular, Inc.	60,311
1,270	Merit Medical Systems, Inc.*	109,157
2,344	Novocure Ltd.*	40,153
7,370	Pulmonx Corp.*	46,726
4,996	Varex Imaging Corp.*	73,591

		2,543,644

Health Care Providers & Services – 3.9%
716	Addus HomeCare Corp.*	83,135
13,887	agilon health, Inc.*	90,821
22,809	Alignment Healthcare, Inc.*	178,366
35,710	Brookdale Senior Living, Inc.*	243,899
60,993	Community Health Systems, Inc.*	204,937
5,588	DocGo, Inc.*	17,267
25,418	Enhabit, Inc.*	226,729
2,490	Ensign Group, Inc. (The)	307,988
9,946	Guardant Health, Inc.*	287,241
1,875	HealthEquity, Inc.*	161,625
34,020	Hims & Hers Health, Inc.*	686,864
17,228	Joint Corp. (The)*	242,226
22,742	LifeStance Health Group, Inc.*	111,663
6,643	ModivCare, Inc.*	174,312

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
21,485	Nano-X Imaging Ltd. (Israel)*(a)	$157,700
7,541	Option Care Health, Inc.*	208,886
6,739	Pediatrix Medical Group, Inc.*	50,879
18,413	Pennant Group, Inc. (The)*	426,997
20,005	Select Medical Holdings Corp.	701,375
3,371	US Physical Therapy, Inc.	311,548
35,820	Viemed Healthcare, Inc.*	234,621

		5,109,079

Health Care REITs – 0.2%
2,506	LTC Properties, Inc. REIT	86,457
2,760	Universal Health Realty Income Trust REIT	108,026

		194,483

Health Care Technology – 0.2%
7,662	Evolent Health, Inc., Class A*	146,497
14,494	Health Catalyst, Inc.*	92,617

		239,114

Hotel & Resort REITs – 1.6%
47,170	Chatham Lodging Trust REIT	401,888
68,965	RLJ Lodging Trust REIT	664,133
74,103	Service Properties Trust REIT	380,889
17,602	Summit Hotel Properties, Inc. REIT	105,436
39,329	Sunstone Hotel Investors, Inc. REIT	411,381
12,008	Xenia Hotels & Resorts, Inc. REIT	172,075

		2,135,802

Hotels, Restaurants & Leisure – 3.8%
14,148	Cheesecake Factory, Inc. (The)	555,875
12,204	Chuy’s Holdings, Inc.*	316,328
8,379	Cracker Barrel Old Country Store, Inc.(a)	353,259
530	Dave & Buster’s Entertainment, Inc.*	21,099
50,596	Denny’s Corp.*	359,232
1,827	El Pollo Loco Holdings, Inc.*	20,663
18,242	Everi Holdings, Inc.*	153,233
36,356	International Game Technology PLC	743,844
8,620	Jack in the Box, Inc.	439,103
30,935	Life Time Group Holdings, Inc.*	582,506
25,581	Portillo’s, Inc., Class A*	248,647
7,799	RCI Hospitality Holdings, Inc.	339,724
41,194	Rush Street Interactive, Inc.*	395,050
2,544	Shake Shack, Inc., Class A*	228,960
2,404	Sweetgreen, Inc., Class A*	72,456
2,793	United Parks & Resorts, Inc.*	151,688
1,046	Xponential Fitness, Inc., Class A*	16,318

		4,997,985

Household Durables – 2.0%
3,650	Cricut, Inc., Class A*	21,864
59,055	GoPro, Inc., Class A*	83,858
6,418	Green Brick Partners, Inc.*	367,366

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
3,943	Installed Building Products, Inc.	$810,996
5,433	LGI Homes, Inc.*	486,199
6,864	M/I Homes, Inc.*	838,369
431	Meritage Homes Corp.	69,758

		2,678,410

Household Products – 0.5%
15,530	Energizer Holdings, Inc.	458,756
992	WD-40 Co.	217,883

		676,639

Independent Power and Renewable Electricity Producers – 0.0%
425	Ormat Technologies, Inc.	30,472

Industrial REITs – 0.6%
90,159	LXP Industrial Trust REIT	822,250

Insurance – 3.0%
4,333	Ambac Financial Group, Inc.*	55,549
9,412	Baldwin Insurance Group, Inc. (The), Class A*	333,844
14,540	CNO Financial Group, Inc.	403,049
97,962	Genworth Financial, Inc., Class A*	591,691
8,610	Goosehead Insurance, Inc., Class A*	494,558
32,412	James River Group Holdings Ltd.	250,545
11,695	Mercury General Corp.	621,472
6,614	Palomar Holdings, Inc.*	536,726
2,815	Selective Insurance Group, Inc.	264,131
17,713	Universal Insurance Holdings, Inc.	332,296

		3,883,861

Interactive Media & Services – 0.5%
68,178	fuboTV, Inc.*	84,541
752	MediaAlpha, Inc., Class A*	9,904
14,178	QuinStreet, Inc.*	235,213
1,729	Shutterstock, Inc.	66,912
58,429	Vimeo, Inc.*	217,940
11,251	ZipRecruiter, Inc., Class A*	102,272

		716,782

IT Services – 0.5%
9,289	BigCommerce Holdings, Inc., Series 1*	74,869
4,346	DigitalOcean Holdings, Inc.*	151,024
9,371	Fastly, Inc., Class A*	69,064
6,051	Hackett Group, Inc. (The)	131,428
24,061	Thoughtworks Holding, Inc.*	68,333

		494,718

Leisure Products – 0.7%
19,608	Funko, Inc., Class A*	191,374
10,360	Malibu Boats, Inc., Class A*	363,014
1,561	MasterCraft Boat Holdings, Inc.*	29,472
52,668	Peloton Interactive, Inc., Class A*	178,018
18,162	Solo Brands, Inc., Class A*	41,409

		803,287

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – 0.4%
24,671	Adaptive Biotechnologies Corp.*	$89,309
3,345	BioLife Solutions, Inc.*	71,683
19,918	Codexis, Inc.*	61,746
24,986	Cytek Biosciences, Inc.*	139,422
15,514	Maravai LifeSciences Holdings, Inc., Class A*	111,080
30,257	Pacific Biosciences of California, Inc.*	41,452
1,078	Quanterix Corp.*	14,241

		528,933

Machinery – 4.1%
2,290	Chart Industries, Inc.*	330,539
8,695	Douglas Dynamics, Inc.	203,463
2,846	ESCO Technologies, Inc.	298,944
10,978	Federal Signal Corp.	918,529
5,210	Franklin Electric Co., Inc.	501,827
3,910	Gencor Industries, Inc.*	75,619
4,352	Gorman-Rupp Co. (The)	159,762
844	Graham Corp.*	23,767
3,495	Helios Technologies, Inc.	166,886
12,043	Hillman Solutions Corp.*	106,581
1,403	John Bean Technologies Corp.	133,243
1,543	Kennametal, Inc.	36,322
1,671	Mayville Engineering Co., Inc.*	27,839
1,408	Miller Industries, Inc.	77,468
6,522	Mueller Industries, Inc.	371,363
48,835	Mueller Water Products, Inc., Class A	875,123
1,655	Omega Flex, Inc.	84,868
1,343	Proto Labs, Inc.*	41,485
5,635	SPX Technologies, Inc.*	800,959
1,048	Terex Corp.	57,472
5,140	Wabash National Corp.	112,258

		5,404,317

Marine Transportation – 0.7%
19,818	Costamare, Inc. (Monaco)	325,610
2,888	Matson, Inc.	378,241
7,798	Pangaea Logistics Solutions Ltd.	61,058
36,622	Safe Bulkers, Inc. (Monaco)	213,140

		978,049

Media – 1.3%
28,162	Entravision Communications Corp., Class A	57,169
57,732	EW Scripps Co. (The), Class A*	181,279
75,199	Gray Television, Inc.	391,035
11,785	Integral Ad Science Holding Corp.*	114,550
3,433	John Wiley & Sons, Inc., Class A	139,723
8,402	Magnite, Inc.*	111,663
6,573	National CineMedia, Inc.*	28,856
13,710	PubMatic, Inc., Class A*	278,450
9,737	TechTarget, Inc.*	303,502
4,220	Thryv Holdings, Inc.*	75,200
8,166	WideOpenWest, Inc.*	44,178

		1,725,605

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 1.1%
8,426	Carpenter Technology Corp.	$923,321
108,753	Hecla Mining Co.	527,452
113	Materion Corp.	12,219

		1,462,992

Mortgage Real Estate Investment Trusts (REITs) – 0.9%
44,910	Arbor Realty Trust, Inc. REIT	644,459
9,247	BrightSpire Capital, Inc. REIT	52,708
4,368	Chimera Investment Corp. REIT	55,910
2,122	Ladder Capital Corp. REIT	23,957
22,325	PennyMac Mortgage Investment Trust REIT	306,969
13,720	TPG RE Finance Trust, Inc. REIT	118,541

		1,202,544

Multi-Utilities – 1.2%
20,329	Avista Corp.	703,587
15,534	Black Hills Corp.	844,739

		1,548,326

Office REITs – 0.0%
5,535	City Office REIT, Inc. REIT	27,564

Oil, Gas & Consumable Fuels – 3.5%
1,741	Ardmore Shipping Corp. (Ireland)	39,225
15,910	Berry Corp.	102,779
68,149	DHT Holdings, Inc.	788,484
18,195	Dorian LPG Ltd.	763,462
9,349	Excelerate Energy, Inc., Class A	172,396
2,251	Golar LNG Ltd. (Cameroon)	70,569
31,397	Kosmos Energy Ltd. (Ghana)*	173,939
2,545	Murphy Oil Corp.	104,956
151,411	Nordic American Tankers Ltd.	602,616
4,302	PBF Energy, Inc., Class A	197,978
1,246	Peabody Energy Corp.	27,561
6,612	Scorpio Tankers, Inc. (Monaco)	537,489
2,733	Sitio Royalties Corp., Class A	64,526
42,541	Teekay Corp. (Bermuda)*	381,593
7,671	Teekay Tankers Ltd., Class A (Canada)	527,841

		4,555,414

Passenger Airlines – 0.0%
8,676	Joby Aviation, Inc.*	44,248

Pharmaceuticals – 0.6%
804	ANI Pharmaceuticals, Inc.*	51,199
2,035	Fulcrum Therapeutics, Inc.*	12,617
9,981	Phathom Pharmaceuticals, Inc.*	102,804
16,161	Phibro Animal Health Corp., Class A	271,020
10,676	Supernus Pharmaceuticals, Inc.*	285,583
15,034	Theravance Biopharma, Inc.*	127,488

		850,711

Professional Services – 1.0%
51,845	Conduent, Inc.*	169,015
18,085	ExlService Holdings, Inc.*	567,146
3,974	Exponent, Inc.	378,007
4,185	Franklin Covey Co.*	159,030

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
783	NV5 Global, Inc.*	$72,795
27,889	Planet Labs PBC*	51,873
503	Willdan Group, Inc.*	14,512

		1,412,378

Real Estate Management & Development – 0.6%
28,326	Compass, Inc., Class A*	101,974
16,644	Forestar Group, Inc.*	532,441
12,234	Newmark Group, Inc., Class A	125,154

		759,569

Residential REITs – 1.2%
13,854	Apartment Investment and Management Co., Class A REIT*	114,850
3,202	Centerspace REIT	216,551
20,060	NexPoint Residential Trust, Inc. REIT	792,571
24,706	UMH Properties, Inc. REIT	395,049

		1,519,021

Retail REITs – 0.5%
673	Alexander’s, Inc. REIT	151,331
8,746	Kite Realty Group Trust REIT	195,736
5,516	Macerich Co. (The) REIT	85,167
2,910	Tanger, Inc. REIT	78,890

		511,124

Semiconductors & Semiconductor Equipment – 2.0%
2,360	Aehr Test Systems*	26,361
1,065	Alpha & Omega Semiconductor Ltd.*	39,799
2,796	Ambarella, Inc.*	150,844
5,923	Axcelis Technologies, Inc.*	842,191
797	Cohu, Inc.*	26,381
9,638	FormFactor, Inc.*	583,388
604	Impinj, Inc.*	94,689
3,752	MaxLinear, Inc.*	75,565
5,873	PDF Solutions, Inc.*	213,660
9,947	Photronics, Inc.*	245,393
1,734	Power Integrations, Inc.	121,710
1,390	SiTime Corp.*	172,888

		2,592,869

Software – 6.8%
5,472	A10 Networks, Inc.	75,787
24,702	ACI Worldwide, Inc.*	977,952
2,756	Agilysys, Inc.*	287,010
12,761	Alarm.com Holdings, Inc.*	810,834
13,310	Alkami Technology, Inc.*	379,069
5,581	Altair Engineering, Inc., Class A*	547,384
2,153	C3.ai, Inc., Class A*	62,351
40,282	Cleanspark, Inc.*	642,498
39,226	Clear Secure, Inc., Class A	733,918
21,173	Clearwater Analytics Holdings, Inc., Class A*	392,124
4,798	CommVault Systems, Inc.*	583,293
11,969	Consensus Cloud Solutions, Inc.*	205,627
130	Daily Journal Corp.*	51,282
26,312	E2open Parent Holdings, Inc.*	118,141

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
6,063	Envestnet, Inc.*	$379,483
11,774	Freshworks, Inc., Class A*	149,412
955	LiveRamp Holdings, Inc.*	29,548
14,751	Marathon Digital Holdings, Inc.*(a)	292,807
11,835	Olo, Inc., Class A*	52,311
9,845	OneSpan, Inc.*	126,213
10,390	Q2 Holdings, Inc.*	626,829
4,505	Red Violet, Inc.*	114,427
21,621	Riot Platforms, Inc.*	197,616
3,789	Sapiens International Corp. NV (Israel)	128,561
8,027	SEMrush Holdings, Inc., Class A*	107,482
17,885	SolarWinds Corp.	215,514
2,623	SoundThinking, Inc.*	31,948
195	SPS Commerce, Inc.*	36,691
50,753	Terawulf, Inc.*	225,851
5,848	Viant Technology, Inc., Class A*	57,720
14,400	Xperi, Inc.*	118,224
12,310	Zuora, Inc., Class A*	122,238

		8,880,145

Specialized REITs – 0.2%
15,175	Outfront Media, Inc. REIT	217,003
20,140	Uniti Group, Inc. REIT	58,809

		275,812

Specialty Retail – 3.2%
3,242	Abercrombie & Fitch Co., Class A*	576,557
40,447	American Eagle Outfitters, Inc.	807,322
5,429	Arko Corp.	34,040
413	Asbury Automotive Group, Inc.*	94,110
2,448	Buckle, Inc. (The)	90,429
13,917	Foot Locker, Inc.	346,812
1,937	J Jill, Inc.	67,737
20,205	Leslie’s, Inc.*	84,659
4,111	Revolve Group, Inc.*	65,406
9,732	Shoe Carnival, Inc.	359,014
10,644	Sleep Number Corp.*	101,863
3,875	Upbound Group, Inc.	118,963
9,724	Urban Outfitters, Inc.*	399,170
20,363	Warby Parker, Inc., Class A*	327,030
1,000	Winmark Corp.	352,630
18,751	Zumiez, Inc.*	365,269

		4,191,011

Technology Hardware, Storage & Peripherals – 0.0%
1,974	Corsair Gaming, Inc.*	21,793

Textiles, Apparel & Luxury Goods – 0.3%
68,084	Figs, Inc., Class A*	362,888
2,755	Wolverine World Wide, Inc.	37,248

		400,136

Tobacco – 0.4%
44,403	Vector Group Ltd.	469,340

Trading Companies & Distributors – 1.6%
24,189	DNOW, Inc.*	332,115

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
1,065	DXP Enterprises, Inc.*	$48,820
11,478	FTAI Aviation Ltd.	1,184,874
1,330	McGrath RentCorp	141,711
28,174	MRC Global, Inc.*	363,726

		2,071,246

Water Utilities – 0.0%
10,562	Cadiz, Inc.*	32,637
492	Consolidated Water Co. Ltd.	13,058
1,234	Global Water Resources, Inc.	14,931

		60,626

Wireless Telecommunication Services – 0.2%
7,557	Gogo, Inc.*	72,698
1,657	Spok Holdings, Inc.	24,540
6,054	Telephone and Data Systems, Inc.	125,500

		222,738

TOTAL COMMON STOCKS (Cost $119,087,392)		128,713,387

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
658,161	5.213%	658,161
(Cost $658,161)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $119,745,553)		129,371,548

Securities Lending Reinvestment Vehicle – 0.8%(b)

Goldman Sachs Financial Square Government Fund – Institutional Shares
1,006,262	5.213%	1,006,262
(Cost $1,006,262)

TOTAL INVESTMENTS – 99.5% (Cost $120,751,815)		$130,377,810

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		686,681

NET ASSETS – 100.0%		$131,064,491

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	19	09/20/24	$ 1,961,750	$ 33,524

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Automobiles – 1.0%
20,944	Tesla, Inc.*	$4,144,399

Biotechnology – 1.7%
5,541	Alnylam Pharmaceuticals, Inc.*	1,346,463
4,603	Argenx SE ADR (Netherlands)*	1,979,474
10,429	Biogen, Inc.*	2,417,651
7,575	Neurocrine Biosciences, Inc.*	1,042,850

		6,786,438

Broadline Retail – 7.0%
145,432	Amazon.com, Inc.*	28,104,734

Capital Markets – 1.8%
50,281	Charles Schwab Corp. (The)	3,705,207
7,059	MSCI, Inc.	3,400,673

		7,105,880

Chemicals – 1.6%
5,547	Linde PLC	2,434,079
13,909	Sherwin-Williams Co. (The)	4,150,863

		6,584,942

Commercial Services & Supplies – 0.9%
19,744	Waste Connections, Inc.	3,462,308

Construction Materials – 0.6%
4,091	Martin Marietta Materials, Inc.	2,216,504

Electrical Equipment – 1.5%
14,085	GE Vernova, Inc.*	2,415,719
12,794	Rockwell Automation, Inc.	3,521,932

		5,937,651

Entertainment – 1.5%
8,844	Netflix, Inc.*	5,968,639

Financial Services – 3.9%
27,001	Mastercard, Inc., Class A	11,911,761
15,173	Visa, Inc., Class A	3,982,457

		15,894,218

Ground Transportation – 0.9%
20,377	Old Dominion Freight Line, Inc.	3,598,578

Health Care Equipment & Supplies – 3.4%
7,387	Align Technology, Inc.*	1,783,443
52,355	Boston Scientific Corp.*	4,031,859
18,287	Insulet Corp.*	3,690,317
9,880	Intuitive Surgical, Inc.*	4,395,118

		13,900,737

Hotels, Restaurants & Leisure – 2.3%
31,707	Cava Group, Inc.*	2,940,824
17,244	DoorDash, Inc., Class A*	1,875,802
51,804	DraftKings, Inc., Class A*	1,977,359
9,504	McDonald’s Corp.	2,421,999

		9,215,984

Household Products – 0.7%
16,040	Procter & Gamble Co. (The)	2,645,317

Interactive Media & Services – 10.9%
129,666	Alphabet, Inc., Class A	23,618,662
65,340	Alphabet, Inc., Class C	11,984,663
11,339	Meta Platforms, Inc., Class A	5,717,351

Shares	Description	Value

Common Stocks – (continued)

Interactive Media & Services – (continued)
160,699	Snap, Inc., Class A*	$2,669,210

		43,989,886

IT Services – 1.3%
8,725	Accenture PLC, Class A	2,647,252
17,775	Snowflake, Inc., Class A*	2,401,225

		5,048,477

Machinery – 0.5%
14,478	Xylem, Inc.	1,963,651

Oil, Gas & Consumable Fuels – 1.2%
28,572	Cheniere Energy, Inc.	4,995,243

Personal Care Products – 0.5%
19,000	Estee Lauder Cos., Inc. (The), Class A	2,021,600

Pharmaceuticals – 4.9%
57,438	AstraZeneca PLC ADR (United Kingdom)	4,479,589
17,055	Eli Lilly & Co.	15,441,256

		19,920,845

Professional Services – 0.7%
11,109	Equifax, Inc.	2,693,488

Real Estate Management & Development – 0.5%
28,392	CoStar Group, Inc.*	2,104,983

Semiconductors & Semiconductor Equipment – 14.5%
9,855	Advanced Micro Devices, Inc.*	1,598,580
11,341	Enphase Energy, Inc.*	1,130,811
3,522	KLA Corp.	2,903,924
75,219	Marvell Technology, Inc.	5,257,808
346,389	NVIDIA Corp.	42,792,897
24,196	Texas Instruments, Inc.	4,706,848

		58,390,868

Software – 19.8%
11,264	Adobe, Inc.*	6,257,602
30,421	AppLovin Corp., Class A*	2,531,636
55,485	Dynatrace, Inc.*	2,482,399
1,598	Fair Isaac Corp.*	2,378,879
8,247	Intuit, Inc.	5,420,011
110,669	Microsoft Corp.	49,463,509
16,204	Oracle Corp.	2,288,005
26,036	Salesforce, Inc.	6,693,856
10,722	Workday, Inc., Class A*	2,397,010

		79,912,907

Specialized REITs – 1.1%
14,205	American Tower Corp. REIT	2,761,168
2,167	Equinix, Inc. REIT	1,639,552

		4,400,720

Specialty Retail – 2.2%
21,786	Lowe’s Cos., Inc.	4,802,942
26,954	Ross Stores, Inc.	3,916,955

		8,719,897

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 11.8%
226,208	Apple, Inc.	$47,643,929

Textiles, Apparel & Luxury Goods – 0.7%
9,939	Lululemon Athletica, Inc.*	2,968,779

TOTAL COMMON STOCKS (Cost $166,954,152)		400,341,602

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,777,260	5.213%	1,777,260
(Cost $1,777,260)

TOTAL INVESTMENTS – 99.8% (Cost $168,731,412)		$402,118,862

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		985,952

NET ASSETS – 100.0%		$403,104,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 2.0%
13,614	General Dynamics Corp.	$3,949,966
3,712	Northrop Grumman Corp.	1,618,246
9,283	Woodward, Inc.	1,618,770

		7,186,982

Air Freight & Logistics – 1.2%
32,358	United Parcel Service, Inc., Class B	4,428,192

Automobile Components – 0.7%
21,898	Lear Corp.	2,500,971

Automobiles – 1.6%
175,453	Ford Motor Co.	2,200,181
17,523	Tesla, Inc.*	3,467,451

		5,667,632

Banks – 2.7%
74,180	Citigroup, Inc.	4,707,463
1,404	First Citizens BancShares, Inc., Class A	2,363,788
12,683	Huntington Bancshares, Inc.	167,162
3,992	JPMorgan Chase & Co.	807,422
38,699	US Bancorp	1,536,350

		9,582,185

Beverages – 0.1%
9,131	Monster Beverage Corp.*	456,093

Biotechnology – 3.5%
2,740	Alnylam Pharmaceuticals, Inc.*	665,820
4,511	Biogen, Inc.*	1,045,740
62,100	Gilead Sciences, Inc.	4,260,681
2,654	Moderna, Inc.*	315,162
5,226	Natera, Inc.*	565,923
2,619	Regeneron Pharmaceuticals, Inc.*	2,752,648
649	Sarepta Therapeutics, Inc.*	102,542
5,673	Vertex Pharmaceuticals, Inc.*	2,659,049

		12,367,565

Broadline Retail – 3.7%
68,600	Amazon.com, Inc.*	13,256,950

Capital Markets – 3.4%
4,123	Ameriprise Financial, Inc.	1,761,304
20,924	CME Group, Inc.	4,113,658
700	Coinbase Global, Inc., Class A*	155,561
44,571	Morgan Stanley	4,331,856
35,589	Robinhood Markets, Inc., Class A*	808,226
15,162	State Street Corp.	1,121,988

		12,292,593

Chemicals – 2.0%
6,490	Air Products and Chemicals, Inc.	1,674,744
1,586	Ecolab, Inc.	377,468
2,610	Linde PLC	1,145,294
29,635	RPM International, Inc.	3,191,097
2,881	Sherwin-Williams Co. (The)	859,777

		7,248,380

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – 1.3%
5,765	Cintas Corp.	$4,036,999
7,242	Veralto Corp.	691,394

		4,728,393

Construction & Engineering – 0.0%
1,432	MasTec, Inc.*	153,210

Construction Materials – 0.0%
248	Vulcan Materials Co.	61,673

Consumer Finance – 1.2%
18,043	American Express Co.	4,177,857

Consumer Staples Distribution & Retail – 3.2%
8,026	Costco Wholesale Corp.	6,822,020
6,383	Maplebear, Inc.*	205,149
28,533	Target Corp.	4,224,025

		11,251,194

Containers & Packaging – 0.0%
1,810	Ball Corp.	108,636

Diversified Consumer Services – 0.1%
5,580	H&R Block, Inc.	302,603

Electric Utilities – 0.1%
2,591	Eversource Energy	146,936
6,155	PG&E Corp.	107,466

		254,402

Electrical Equipment – 1.3%
22,752	AMETEK, Inc.	3,792,986
2,644	Eaton Corp. PLC	829,026

		4,622,012

Electronic Equipment, Instruments & Components – 0.5%
17,636	Jabil, Inc.	1,918,620

Entertainment – 1.8%
9,176	Netflix, Inc.*	6,192,699
43,204	Warner Bros Discovery, Inc.*	321,438

		6,514,137

Financial Services – 5.5%
23,485	Berkshire Hathaway, Inc., Class B*	9,553,698
9,979	Equitable Holdings, Inc.	407,742
27,721	Fiserv, Inc.*	4,131,538
20,886	Visa, Inc., Class A	5,481,948

		19,574,926

Food Products – 0.1%
11,060	Darling Ingredients, Inc.*	406,455

Gas Utilities – 0.5%
15,449	Atmos Energy Corp.	1,802,126

Ground Transportation – 1.5%
7,394	Old Dominion Freight Line, Inc.	1,305,780
17,856	Union Pacific Corp.	4,040,099

		5,345,879

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – 0.2%
3,427	Penumbra, Inc.*	$616,757

Health Care Providers & Services – 2.4%
1,109	Elevance Health, Inc.	600,923
286	HCA Healthcare, Inc.	91,886
22,412	Quest Diagnostics, Inc.	3,067,755
3,535	Tenet Healthcare Corp.*	470,261
2,484	UnitedHealth Group, Inc.	1,265,002
16,083	Universal Health Services, Inc., Class B	2,974,229

		8,470,056

Health Care REITs – 0.2%
25,095	Omega Healthcare Investors, Inc. REIT	859,504

Hotel & Resort REITs – 0.4%
58,524	Host Hotels & Resorts, Inc. REIT	1,052,261
34,212	Park Hotels & Resorts, Inc. REIT	512,496

		1,564,757

Hotels, Restaurants & Leisure – 1.3%
80,599	Carnival Corp.*	1,508,814
18,700	Chipotle Mexican Grill, Inc.*	1,171,555
10,882	Darden Restaurants, Inc.	1,646,664
947	Wingstop, Inc.	400,259

		4,727,292

Household Durables – 0.7%
18,441	D.R. Horton, Inc.	2,598,890

Household Products – 1.9%
8,304	Kimberly-Clark Corp.	1,147,613
33,836	Procter & Gamble Co. (The)	5,580,233

		6,727,846

Industrial Conglomerates – 0.2%
7,950	3M Co.	812,411

Insurance – 2.4%
11,703	Allstate Corp. (The)	1,868,501
3,806	MetLife, Inc.	267,143
21,523	Progressive Corp. (The)	4,470,543
10,348	Travelers Cos., Inc. (The)	2,104,162

		8,710,349

Interactive Media & Services – 7.6%
10,876	Alphabet, Inc., Class A	1,981,063
70,087	Alphabet, Inc., Class C	12,855,358
24,273	Meta Platforms, Inc., Class A	12,238,932

		27,075,353

IT Services – 1.7%
3,523	Gartner, Inc.*	1,582,038
12,500	International Business Machines Corp.	2,161,875
13,391	VeriSign, Inc.*	2,380,920

		6,124,833

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – 0.0%
2,828	Mattel, Inc.*	$45,983

Life Sciences Tools & Services – 2.0%
16,012	IQVIA Holdings, Inc.*	3,385,577
6,621	Medpace Holdings, Inc.*	2,726,859
632	Mettler-Toledo International, Inc.*	883,277

		6,995,713

Machinery – 2.6%
16,810	Illinois Tool Works, Inc.	3,983,298
2,715	Lincoln Electric Holdings, Inc.	512,158
8,093	Parker-Hannifin Corp.	4,093,520
3,510	Westinghouse Air Brake Technologies Corp.	554,755

		9,143,731

Media – 0.3%
114,656	Paramount Global, Class B(a)	1,191,276

Oil, Gas & Consumable Fuels – 2.5%
102,266	Antero Midstream Corp.	1,507,401
1,294	Cheniere Energy, Inc.	226,230
40,673	ConocoPhillips	4,652,178
25,667	Devon Energy Corp.	1,216,616
9,237	Exxon Mobil Corp.	1,063,363
8,793	Kinder Morgan, Inc.	174,717

		8,840,505

Pharmaceuticals – 4.0%
1,874	Eli Lilly & Co.	1,696,682
35,620	Johnson & Johnson	5,206,219
172,760	Pfizer, Inc.	4,833,825
13,760	Zoetis, Inc.	2,385,434

		14,122,160

Professional Services – 0.6%
9,107	FTI Consulting, Inc.*	1,962,832

Residential REITs – 1.3%
12,364	AvalonBay Communities, Inc. REIT	2,557,988
19,058	Camden Property Trust REIT	2,079,418

		4,637,406

Semiconductors & Semiconductor Equipment – 10.3%
2,986	Broadcom, Inc.	4,794,113
5,755	KLA Corp.	4,745,055
177,758	NVIDIA Corp.	21,960,223
760	QUALCOMM, Inc.	151,377
1,938	Skyworks Solutions, Inc.	206,552
25,646	Texas Instruments, Inc.	4,988,916

		36,846,236

Software – 9.3%
1,960	Adobe, Inc.*	1,088,858
5,400	Crowdstrike Holdings, Inc., Class A*	2,069,226
96	HubSpot, Inc.*	56,620
3,674	Intuit, Inc.	2,414,590
50,234	Microsoft Corp.	22,452,086
14,795	Nutanix, Inc., Class A*	841,096

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
18,314	Oracle Corp.	$2,585,937
7,224	Salesforce, Inc.	1,857,290

		33,365,703

Specialized REITs – 0.2%
3,008	Extra Space Storage, Inc. REIT	467,473

Specialty Retail – 1.0%
23,686	Ross Stores, Inc.	3,442,050

Technology Hardware, Storage & Peripherals – 7.7%
131,337	Apple, Inc.	27,662,199

Textiles, Apparel & Luxury Goods – 0.3%
1,247	Crocs, Inc.*	181,987
867	Deckers Outdoor Corp.*	839,213

		1,021,200

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $248,494,698)		354,242,181

	Dividend Rate

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund – Institutional Shares
310,800	5.213%	310,800
(Cost $310,800)

TOTAL INVESTMENTS – 99.2% (Cost $248,805,498)		$354,552,981

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		2,980,215

NET ASSETS – 100.0%		$357,533,196

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $90,032,286, $208,215,375, $47,391,315 and $360,390,281, respectively)	$103,431,083	$274,418,851	$59,549,362	$437,855,949
Investments in affiliated issuers, at value (cost $–, $2,535,262, $1,216,970 and $1,645,085, respectively)	—	2,535,262	1,216,970	1,645,085
Cash	1,071,264	591,866	87,049	634,059
Foreign Currency, at value (cost $485,816, $–, $– and $–, respectively)	484,896	—	—	—
Receivables:
Foreign tax reclaims	467,865	5,009	—	—
Dividends	114,772	187,834	11,191	508,435
Reimbursement from investment adviser	23,132	17,260	14,833	4,096
Fund shares sold	15,097	23,098	16,668	94,531
Due from broker	451	—	—	—
Securities lending income	78	—	38	—
Investments sold	—	7,099,890	3,148,928	32,825,750
Variation margin on futures contracts	228	—	—	—
Other assets	1,772	6,282	5,827	8,596

Total assets	105,610,638	284,885,352	64,050,866	473,576,501

Liabilities:

Payables:
Management fees	68,498	155,173	39,780	279,377
Fund shares redeemed	23,089	190,042	31,841	294,875
Distribution and Service fees and Transfer Agency fees	9,616	41,397	13,013	31,581
Investments purchased	—	7,259,995	3,181,972	33,006,681
Accrued expenses	69,563	61,350	69,479	195,652

Total liabilities	170,766	7,707,957	3,336,085	33,808,166

Net Assets:

Paid-in capital	92,014,800	191,188,663	44,638,445	349,687,913
Total distributable earnings	13,425,072	85,988,732	16,076,336	90,080,422

NET ASSETS	$105,439,872	$277,177,395	$60,714,781	$439,768,335
Net Assets:
Institutional	$67,663,337	$83,200,234	$1,370,732	$321,922,729
Service	37,776,535	193,977,161	59,344,049	117,845,606
Total Net Assets	$105,439,872	$277,177,395	$60,714,781	$439,768,335
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	7,056,132	9,087,687	120,266	19,318,564
Service	3,923,571	21,184,063	5,607,895	6,990,478
Net asset value, offering and redemption price per share:
Institutional	$9.59	$9.16	$11.40	$16.66
Service	9.63	9.16	10.58	16.86

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities (continued) June 30, 2024 (Unaudited)

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $119,087,392, $166,954,152 and $248,494,698, respectively)(a)	$128,713,387	$400,341,602	$354,242,181
Investments in affiliated issuers, at value (cost $658,161, $1,777,260 and $–, respectively)	658,161	1,777,260	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,006,262	—	310,800
Cash	1,985,232	333,466	3,655,178
Receivables:
Investments sold	14,068,480	5,575,133	—
Fund shares sold	109,594	75,181	42,427
Dividends	83,650	23,158	125,118
Reimbursement from investment adviser	8,551	17,502	19,941
Due from broker	4,655	—	—
Securities lending income	2,876	—	65
Foreign tax reclaims	2,224	2,808	1,006
Variation margin on futures contracts	18,620	—	—
Other assets	2,017	1,625	4,367

Total assets	146,663,709	408,147,735	358,401,083

Liabilities:
Payables:
Investments purchased	14,402,700	4,268,977	—
Payable upon return of securities loaned	1,006,262	—	310,800
Management fees	74,495	220,939	157,167
Fund shares redeemed	52,665	420,210	312,572
Distribution and Service fees and Transfer Agency fees	8,305	51,861	15,399
Accrued expenses	54,791	80,934	71,949

Total liabilities	15,599,218	5,042,921	867,887

Net Assets:

Paid-in capital	117,294,742	147,045,297	220,755,715
Total distributable earnings	13,769,749	256,059,517	136,777,481

NET ASSETS	$131,064,491	$403,104,814	$357,533,196
Net Assets:
Institutional	$100,742,635	$178,636,367	$310,912,405
Service	30,321,856	224,468,447	46,620,791
Total Net Assets	$131,064,491	$403,104,814	$357,533,196
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	7,679,404	12,171,033	13,641,193
Service	2,343,631	15,485,415	2,029,375
Net asset value, offering and redemption price per share:
Institutional	$13.12	$14.68	$22.79
Service	12.94	14.50	22.97

(a)	Includes loaned securities having a market value of $984,377, $– and $307,544 for Small Cap Equity Insights Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of
$247,363, $1,200, $– and $–, respectively)	$2,119,264	$2,863,928	$175,436	$4,026,841
Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	1,346	484	770	16,264
Dividends — affiliated issuers	—	27,597	19,503	73,214

Total Investment Income	2,120,610	2,892,009	195,709	4,116,319

Expenses:

Management fees	427,702	1,016,320	266,402	1,718,978
Professional fees	54,369	40,536	44,490	42,452
Distribution and/or Service (12b-1) fees	47,528	248,701	74,791	150,869
Custody, accounting and administrative services	43,639	16,844	1,503	26,811
Transfer Agency fees(a)	10,560	28,231	6,124	44,649
Trustee fees	9,678	9,670	9,693	9,886
Printing and mailing costs	2,544	2,000	2,353	2,000
Other	1,662	1,114	1,368	2,377

Total expenses	597,682	1,363,416	406,724	1,998,022

Less — expense reductions	(122,175)	(146,252)	(107,313)	(12,557)

Net expenses	475,507	1,217,164	299,411	1,985,465

NET INVESTMENT INCOME (LOSS)	1,645,103	1,674,845	(103,702)	2,130,854

Realized and Unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	5,674,014	15,820,556	4,118,254	17,737,175
Futures contracts	85,816	—	—	—
Foreign currency transactions	(28,330)	57	(34)	(484)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	1,112,543	5,909,650	(1,784,968)	(1,889,409)
Futures contracts	(12,330)	—	—	—
Foreign currency translations	(41,380)	(148)	—	—

Net realized and unrealized gain	6,790,333	21,730,115	2,333,252	15,847,282

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,435,436	$23,404,960	$2,229,550	$17,978,136

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
International Equity Insights Fund	$6,758	$3,802
Large Cap Value Fund	8,335	19,896
Mid Cap Growth Fund	141	5,983
Mid Cap Value Fund	32,579	12,070

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations (continued) For the Six Months Ended June 30, 2024 (Unaudited)

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $3,151, $1,965 and $–, respectively)	$956,800	$1,158,436	$1,929,735

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	28,945	3,180	68

Dividends — affiliated issuers	27,066	41,932	—

Total Investment Income	1,012,811	1,203,548	1,929,803

Expenses:

Management fees	444,802	1,344,656	1,051,593

Professional fees	45,742	45,371	45,870

Distribution and/or Service (12b-1) fees	36,193	265,145	56,209

Printing and mailing costs	17,198	1,163	2,474

Transfer Agency fees(a)	12,708	37,878	33,923

Trustee fees	9,691	9,904	9,831

Custody, accounting and administrative services	6,680	26,040	18,586

Other	3,164	5,266	4,635

Total expenses	576,178	1,735,423	1,223,121

Less — expense reductions	(24,134)	(89,013)	(219,109)

Net expenses	552,044	1,646,410	1,004,012

NET INVESTMENT INCOME (LOSS)	460,767	(442,862)	925,791

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	14,842,775	19,928,827	29,110,293

Futures contracts	74,143	—	—

Foreign currency transactions	—	10	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(6,804,398)	40,480,415	22,478,430

Futures contracts	(104,561)	—	—

Foreign currency translations	—	(80)	—

Net realized and unrealized gain	8,007,959	60,409,172	51,588,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,468,726	$59,966,310	$52,514,514

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Small Cap Equity Insights Fund	$9,813	$2,895
Strategic Growth Fund	16,666	21,212
U.S. Equity Insights Fund	29,426	4,497

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets

	International Equity Insights Fund		Large Cap Value Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$1,645,103	$2,343,777	$1,674,845	$4,068,345

Net realized gain	5,731,500	4,703,644	15,820,613	16,204,518

Net change in unrealized gain	1,058,833	9,979,125	5,909,502	16,350,768

Net increase in net assets resulting from operations	8,435,436	17,026,546	23,404,960	36,623,631

Distributions to shareholders:

From distributable earnings:

Institutional Shares	—	(1,735,434)	—	(8,159,428)

Service Shares	—	(836,056)	—	(19,903,003)

Total distributions to shareholders	—	(2,571,490)	—	(28,062,431)

From share transactions:

Proceeds from sales of shares	1,721,009	13,433,627	3,727,413	14,789,390

Reinvestment of distributions	—	2,571,491	—	28,062,431

Cost of shares redeemed	(9,619,672)	(18,881,078)	(30,652,551)	(154,251,084)

Net decrease in net assets resulting from share transactions	(7,898,663)	(2,875,960)	(26,925,138)	(111,399,263)

TOTAL INCREASE (DECREASE)	536,773	11,579,096	(3,520,178)	(102,838,063)

Net Assets:

Beginning of period	$104,903,099	$93,324,003	$280,697,573	$383,535,636

End of period	$105,439,872	$104,903,099	$277,177,395	$280,697,573

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Growth Fund		Mid Cap Value Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income (loss)	$(103,702)	$(121,323)	$2,130,854	$3,661,574

Net realized gain	4,118,220	906,853	17,736,691	7,135,138

Net change in unrealized gain (loss)	(1,784,968)	8,679,642	(1,889,409)	27,802,122

Net increase in net assets resulting from operations	2,229,550	9,465,172	17,978,136	38,598,834

Distributions to shareholders:

From distributable earnings:

Institutional Shares	—	(8,516)	—	(10,908,507)

Service Shares	—	(381,393)	—	(2,909,258)

Total distributions to shareholders	—	(389,909)	—	(13,817,765)

From share transactions:

Proceeds from sales of shares	2,076,116	13,931,487	7,640,245	172,432,600

Reinvestment of distributions	—	389,910	—	13,817,764

Cost of shares redeemed	(5,852,295)	(13,553,045)	(34,841,075)	(162,940,846)

Net increase (decrease) in net assets resulting from share transactions	(3,776,179)	768,352	(27,200,830)	23,309,518

TOTAL INCREASE (DECREASE)	(1,546,629)	9,843,615	(9,222,694)	48,090,587

Net Assets:

Beginning of period	$62,261,410	$52,417,795	$448,991,029	$400,900,442

End of period	$60,714,781	$62,261,410	$439,768,335	$448,991,029

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Strategic Growth Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income (loss)	$460,767	$806,026	$(442,862)	$(630,766)

Net realized gain	14,916,918	2,854,416	19,928,837	17,652,535

Net change in unrealized gain (loss)	(6,908,959)	16,429,567	40,480,335	92,241,985

Net increase in net assets resulting from operations	8,468,726	20,090,009	59,966,310	109,263,754

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(893,220)	–	(6,080,406)

Service Shares	–	(205,539)	–	(7,958,794)

Total distributions to shareholders	–	(1,098,759)	–	(14,039,200)

From share transactions:

Proceeds from sales of shares	9,753,159	13,613,836	15,076,722	93,672,409

Reinvestment of distributions	–	1,098,759	–	14,039,200

Cost of shares redeemed	(10,793,395)	(19,561,684)	(38,689,228)	(73,467,060)

Net increase (decrease) in net assets resulting from share transactions	(1,040,236)	(4,849,089)	(23,612,506)	34,244,549

TOTAL INCREASE	7,428,490	14,142,161	36,353,804	129,469,103

Net Assets:

Beginning of period	$123,636,001	$109,493,840	$366,751,010	$237,281,907

End of period	$131,064,491	$123,636,001	$403,104,814	$366,751,010

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Equity Insights Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$925,791	$2,423,253

Net realized gain	29,110,293	13,818,506

Net change in unrealized gain	22,478,430	48,928,461

Net increase in net assets resulting from operations	52,514,514	65,170,220

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(1,793,960)

Service Shares	–	(188,933)

Total distributions to shareholders	–	(1,982,893)

From share transactions:

Proceeds from sales of shares	10,531,103	17,073,247

Reinvestment of distributions	–	1,982,893

Cost of shares redeemed	(29,101,574)	(42,762,672)

Net decrease in net assets resulting from share transactions	(18,570,471)	(23,706,532)

TOTAL INCREASE	33,944,043	39,480,795

Net Assets:

Beginning of period	$323,589,153	$284,108,358

End of period	$357,533,196	$323,589,153

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.86		$7.66		$9.16		$8.62	$8.19	$7.08

Net investment income(a)	0.15		0.20	(b)	0.25	(c)	0.21	0.12	0.17

Net realized and unrealized gain (loss)	0.58		1.23		(1.49)		0.83	0.43	1.14

Total from investment operations	0.73		1.43		(1.24)		1.04	0.55	1.31

Distributions to shareholders from net investment income	–		(0.23)		(0.26)		(0.27)	(0.12)	(0.20)

Distributions to shareholders from net realized gains	–		–		–		(0.23)	–	– (d)

Total distributions	–		(0.23)		(0.26)		(0.50)	(0.12)	(0.20)

Net asset value, end of period	$9.59		$8.86		$7.66		$9.16	$8.62	$8.19

Total Return(e)	8.36%		18.71%		(13.55)%		12.17%	6.79%	18.45%

Net assets, end of period (in 000’s)	$67,663		$67,221		$59,170		$63,179	$50,114	$43,632

Ratio of net expenses to average net assets	0.81	%(f)	0.82%		0.83%		0.85%	0.87%	0.90%

Ratio of total expenses to average net assets	1.04	%(f)	1.10%		0.99%		1.14%	1.37%	1.31%

Ratio of net investment income to average net assets	3.20	%(f)	2.38	%(b)	3.09	%(c)	2.22%	1.59%	3.21%

Portfolio turnover rate(g)	73%		162%		164%		167%	175%	146%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.90		$7.70		$9.20		$8.66	$8.23	$7.11

Net investment income(a)	0.14		0.18	(b)	0.22	(c)	0.19	0.10	0.15

Net realized and unrealized gain (loss)	0.59		1.23		(1.48)		0.83	0.44	1.15

Total from investment operations	0.73		1.41		(1.26)		1.02	0.54	1.30

Distributions to shareholders from net investment income	–		(0.21)		(0.24)		(0.25)	(0.11)	(0.18)

Distributions to shareholders from net realized gains	–		–		–		(0.23)	–	– (d)

Total distributions	–		(0.21)		(0.24)		(0.48)	(0.11)	(0.18)

Net asset value, end of period	$9.63		$8.90		$7.70		$9.20	$8.66	$8.23

Total Return(e)	8.20%		18.43%		(13.72)%		11.81%	6.53%	18.23%

Net assets, end of period (in 000’s)	$37,777		$37,682		$34,154		$44,372	$47,685	$48,884

Ratio of net expenses to average net assets	1.06	%(f)	1.07%		1.09%		1.10%	1.12%	1.15%

Ratio of total expenses to average net assets	1.29	%(f)	1.35%		1.25%		1.40%	1.61%	1.55%

Ratio of net investment income to average net assets	2.97	%(f)	2.14	%(b)	2.74	%(c)	1.97%	1.30%	1.89%

Portfolio turnover rate(g)	73%		162%		164%		167%	175%	146%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.43		$8.34	$9.97	$9.27	$9.19	$7.67

Net investment income(a)	0.06		0.11	0.13	0.11	0.12	0.13

Net realized and unrealized gain (loss)	0.67		0.93	(0.72)	2.09	0.24	1.86

Total from investment operations	0.73		1.04	(0.59)	2.20	0.36	1.99

Distributions to shareholders from net investment income	–		(0.16)	(0.13)	(0.13)	(0.12)	(0.14)

Distributions to shareholders from net realized gains	–		(0.79)	(0.91)	(1.37)	(0.16)	(0.33)

Total distributions	–		(0.95)	(1.04)	(1.50)	(0.28)	(0.47)

Net asset value, end of period	$9.16		$8.43	$8.34	$9.97	$9.27	$9.19

Total Return(b)	8.66%		13.01%	(6.37)%	24.13%	3.97%	25.93%

Net assets, end of period (in 000’s)	$83,200		$80,219	$145,165	$179,541	$160,076	$163,814

Ratio of net expenses to average net assets	0.70	%(c)	0.71%	0.70%	0.69%	0.71%	0.73%

Ratio of total expenses to average net assets	0.79	%(c)	0.79%	0.80%	0.79%	0.81%	0.83%

Ratio of net investment income to average net assets	1.35	%(c)	1.33%	1.38%	1.08%	1.44%	1.46%

Portfolio turnover rate(d)	25%		58%	46%	54%	58%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.44		$8.35	$9.98	$9.27	$9.19	$7.67

Net investment income(a)	0.05		0.10	0.11	0.09	0.10	0.11

Net realized and unrealized gain (loss)	0.67		0.91	(0.72)	2.09	0.24	1.85

Total from investment operations	0.72		1.01	(0.61)	2.18	0.34	1.96

Distributions to shareholders from net investment income	–		(0.13)	(0.11)	(0.10)	(0.10)	(0.11)

Distributions to shareholders from net realized gains	–		(0.79)	(0.91)	(1.37)	(0.16)	(0.33)

Total distributions	–		(0.92)	(1.02)	(1.47)	(0.26)	(0.44)

Net asset value, end of period	$9.16		$8.44	$8.35	$9.98	$9.27	$9.19

Total Return(b)	8.53%		12.71%	(6.57)%	23.93%	3.73%	25.61%

Net assets, end of period (in 000’s)	$193,977		$200,479	$238,371	$307,721	$299,564	$306,058

Ratio of net expenses to average net assets	0.93	%(c)	0.94%	0.93%	0.92%	0.94%	0.98%

Ratio of total expenses to average net assets	1.04	%(c)	1.04%	1.05%	1.04%	1.06%	1.08%

Ratio of net investment income to average net assets	1.12	%(c)	1.12%	1.15%	0.84%	1.21%	1.21%

Portfolio turnover rate(d)	25%		58%	46%	54%	58%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,(a)
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.99		$9.32	$13.05	$13.93	$11.50	$10.51

Net investment loss(b)	(0.01)		(0.01)	(0.02)	(0.07)	(0.04)	(0.01)

Net realized and unrealized gain (loss)	0.42		1.75	(3.38)	1.71	5.06	3.59

Total from investment operations	0.41		1.74	(3.40)	1.64	5.02	3.58

Distributions to shareholders from net realized gains	–		(0.07)	(0.33)	(2.52)	(2.59)	(2.59)

Net asset value, end of period	$11.40		$10.99	$9.32	$13.05	$13.93	$11.50

Total Return(c)	3.73%		18.68%	(26.20)%	11.65%	44.33%	34.35%

Net assets, end of period (in 000’s)	$1,371		$1,408	$1,132	$483	$151	$94

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.82%	0.83%	0.85%	0.88%

Ratio of total expenses to average net assets	1.08	%(d)	1.15%	1.20%	1.33%	1.23%	1.26%

Ratio of net investment loss to average net assets	(0.19	)%(d)	(0.06)%	(0.16)%	(0.47)%	(0.34)%	(0.12)%

Portfolio turnover rate(e)	36%		63%	59%	50%	71%	75%

(a)	All per share amounts representing data prior to May 17, 2019 have been adjusted to reflect a 4 to 1 reverse stock split which occurred on that date.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,(a)
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.21		$8.68	$12.20	$13.19	$11.00	$10.15

Net investment loss(b)	(0.02)		(0.02)	(0.03)	(0.09)	(0.06)	(0.02)

Net realized and unrealized gain (loss)	0.39		1.62	(3.16)	1.62	4.84	3.46

Total from investment operations	0.37		1.60	(3.19)	1.53	4.78	3.44

Distributions to shareholders from net realized gains	–		(0.07)	(0.33)	(2.52)	(2.59)	(2.59)

Net asset value, end of period	$10.58		$10.21	$8.68	$12.20	$13.19	$11.00

Total Return(c)	3.62%		18.45%	(26.30)%	11.48%	44.16%	34.06%

Net assets, end of period (in 000’s)	$59,344		$60,854	$51,286	$76,986	$82,134	$73,406

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.99%	1.01%	1.04%

Ratio of total expenses to average net assets	1.33	%(d)	1.40%	1.51%	1.43%	1.48%	1.51%

Ratio of net investment loss to average net assets	(0.34	)%(d)	(0.22)%	(0.36)%	(0.62)%	(0.50)%	(0.28)%

Portfolio turnover rate(e)	36%		63%	59%	50%	71%	75%

(a)	All per share amounts representing data prior to May 17, 2019 have been adjusted to reflect a 4 to 1 reverse stock split which occurred on that date.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.01		$14.89	$19.53	$17.23	$16.22	$12.89

Net investment income(a)	0.08		0.14	0.16	0.09	0.10	0.13

Net realized and unrealized gain (loss)	0.57		1.53	(1.98)	5.20	1.26	3.93

Total from investment operations	0.65		1.67	(1.82)	5.29	1.36	4.06

Distributions to shareholders from net investment income	–		(0.16)	(0.13)	(0.10)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	–		(0.39)	(2.69)	(2.89)	(0.25)	(0.60)

Total distributions	–		(0.55)	(2.82)	(2.99)	(0.35)	(0.73)

Net asset value, end of period	$16.66		$16.01	$14.89	$19.53	$17.23	$16.22

Total Return(b)	4.12%		11.42%	(9.99)%	30.95%	8.38%	31.53%

Net assets, end of period (in 000’s)	$321,923		$326,257	$311,440	$383,315	$327,376	$335,229

Ratio of net expenses to average net assets	0.82	%(c)	0.84%	0.83%	0.83%	0.84%	0.87%

Ratio of total expenses to average net assets	0.83	%(c)	0.85%	0.85%	0.85%	0.90%	0.90%

Ratio of net investment income to average net assets	1.02	%(c)	0.96%	0.89%	0.46%	0.68%	0.85%

Portfolio turnover rate(d)	33%		92%	75%	63%	111%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.21		$15.07	$19.73	$17.39	$16.37	$13.01

Net investment income(a)	0.06		0.11	0.10	0.04	0.06	0.10

Net realized and unrealized gain (loss)	0.59		1.54	(1.99)	5.24	1.28	3.95

Total from investment operations	0.65		1.65	(1.89)	5.28	1.34	4.05

Distributions to shareholders from net investment income	–		(0.12)	(0.08)	(0.05)	(0.07)	(0.09)

Distributions to shareholders from net realized gains	–		(0.39)	(2.69)	(2.89)	(0.25)	(0.60)

Total distributions	–		(0.51)	(2.77)	(2.94)	(0.32)	(0.69)

Net asset value, end of period	$16.86		$16.21	$15.07	$19.73	$17.39	$16.37

Total Return(b)	4.01%		11.11%	(10.23)%	30.57%	8.17%	31.17%

Net assets, end of period (in 000’s)	$117,846		$122,734	$89,460	$169,283	$158,909	$174,896

Ratio of net expenses to average net assets	1.07	%(c)	1.09%	1.08%	1.08%	1.09%	1.12%

Ratio of total expenses to average net assets	1.08	%(c)	1.10%	1.10%	1.10%	1.14%	1.16%

Ratio of net investment income to average net assets	0.77	%(c)	0.73%	0.56%	0.21%	0.39%	0.66%

Portfolio turnover rate(d)	33%		92%	75%	63%	111%	89%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020	2019

Per Share Data

Net asset value, beginning of period	$12.28		$10.40		$13.08		$13.51		$12.62	$10.37

Net investment income(a)	0.05		0.08	(b)	0.07	(c)	0.05	(d)	0.05	0.06

Net realized and unrealized gain (loss)	0.79		1.92		(2.59)		3.17		1.03	2.51

Total from investment operations	0.84		2.00		(2.52)		3.22		1.08	2.57

Distributions to shareholders from net investment income	–		(0.12)		(0.04)		(0.08)		(0.03)	(0.06)

Distributions to shareholders from net realized gains	–		–		(0.12)		(3.57)		(0.16)	(0.26)

Total distributions	–		(0.12)		(0.16)		(3.65)		(0.19)	(0.32)

Net asset value, end of period	$13.12		$12.28		$10.40		$13.08		$13.51	$12.62

Total Return(e)	6.84%		19.28%		(19.38)%		23.79%		8.56%	24.84%

Net assets, end of period (in 000’s)	$100,743		$95,809		$87,877		$108,716		$84,887	$79,791

Ratio of net expenses to average net assets	0.81	%(f)	0.82%		0.81%		0.81%		0.81%	0.86%

Ratio of total expenses to average net assets	0.85	%(f)	0.87%		0.95%		0.93%		1.08%	1.05%

Ratio of net investment income to average net assets	0.78	%(f)	0.75	%(b)	0.65	%(c)	0.34	%(d)	0.46%	0.51%

Portfolio turnover rate(g)	85%		152%		163%		172%		147%	125%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022		2021		2020	2019

Per Share Data

Net asset value, beginning of period	$12.12		$10.27		$12.93		$13.39		$12.51	$10.28

Net investment income(a)	0.03		0.06	(b)	0.05	(c)	0.01	(d)	0.02	0.03

Net realized and unrealized gain (loss)	0.79		1.88		(2.58)		3.14		1.02	2.49

Total from investment operations	0.82		1.94		(2.53)		3.15		1.04	2.52

Distributions to shareholders from net investment income	–		(0.09)		(0.01)		(0.04)		–	(0.03)

Distributions to shareholders from net realized gains	–		–		(0.12)		(3.57)		(0.16)	(0.26)

Total distributions	–		(0.09)		(0.13)		(3.61)		(0.16)	(0.29)

Net asset value, end of period	$12.94		$12.12		$10.27		$12.93		$13.39	$12.51

Total Return(e)	6.77%		18.95%		(19.64)%		23.50%		8.34%	24.53%

Net assets, end of period (in 000’s)	$30,322		$27,827		$21,617		$22,114		$17,239	$15,742

Ratio of net expenses to average net assets	1.06	%(f)	1.07%		1.06%		1.06%		1.06%	1.10%

Ratio of total expenses to average net assets	1.10	%(f)	1.12%		1.20%		1.18%		1.33%	1.30%

Ratio of net investment income to average net assets	0.53	%(f)	0.50	%(b)	0.43	%(c)	0.09	%(d)	0.22%	0.27%

Portfolio turnover rate(g)	85%		152%		163%		172%		147%	125%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.54		$9.20	$16.63	$15.43	$11.90	$9.78

Net investment income (loss)(a)	(0.01)		(0.01)	(0.01)	(0.05)	– (b)	0.03

Net realized and unrealized gain (loss)	2.15		3.84	(5.24)	3.46	4.79	3.43

Total from investment operations	2.14		3.83	(5.25)	3.41	4.79	3.46

Distributions to shareholders from net investment income	–		–	–	–	(0.01)	(0.04)

Distributions to shareholders from net realized gains	–		(0.49)	(2.18)	(2.21)	(1.25)	(1.30)

Total distributions	–		(0.49)	(2.18)	(2.21)	(1.26)	(1.34)

Net asset value, end of period	$14.68		$12.54	$9.20	$16.63	$15.43	$11.90

Total Return(c)	17.07%		41.94%	(32.52)%	21.93%	40.37%	35.53%

Net assets, end of period (in 000’s)	$178,636		$160,030	$122,077	$187,144	$167,930	$129,686

Ratio of net expenses to average net assets	0.73	%(d)	0.75%	0.74%	0.73%	0.74%	0.77%

Ratio of total expenses to average net assets	0.78	%(d)	0.79%	0.82%	0.79%	0.81%	0.85%

Ratio of net investment income (loss) to average net assets	(0.09	)%(d)	(0.06)%	(0.11)%	(0.27)%	(0.01)%	0.29%

Portfolio turnover rate(e)	17%		47%	29%	20%	45%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Strategic Growth Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.40		$9.12	$16.55	$15.41	$11.91	$9.78

Net investment income (loss)(a)	(0.02)		(0.03)	(0.05)	(0.09)	(0.03)	0.01

Net realized and unrealized gain (loss)	2.12		3.80	(5.20)	3.44	4.78	3.43

Total from investment operations	2.10		3.77	(5.25)	3.35	4.75	3.44

Distributions to shareholders from net investment income	–		–	–	–	–	(0.01)

Distributions to shareholders from net realized gains	–		(0.49)	(2.18)	(2.21)	(1.25)	(1.30)

Total distributions	–		(0.49)	(2.18)	(2.21)	(1.25)	(1.31)

Net asset value, end of period	$14.50		$12.40	$9.12	$16.55	$15.41	$11.91

Total Return(b)	16.94%		41.65%	(32.68)%	21.56%	39.98%	35.32%

Net assets, end of period (in 000’s)	$224,468		$206,721	$115,205	$262,782	$257,714	$241,375

Ratio of net expenses to average net assets	0.98	%(c)	1.00%	0.99%	0.98%	0.99%	1.02%

Ratio of total expenses to average net assets	1.03	%(c)	1.03%	1.07%	1.04%	1.06%	1.10%

Ratio of net investment income (loss) to average net assets	(0.34	)%(c)	(0.31)%	(0.38)%	(0.52)%	(0.24)%	0.04%

Portfolio turnover rate(d)	17%		47%	29%	20%	45%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS VARIABLE INSURANCE TRUST U. S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.53		$15.88	$20.06	$20.08	$17.93	$15.03

Net investment income(a)	0.06		0.15	0.15	0.18	0.15	0.21

Net realized and unrealized gain (loss)	3.20		3.63	(4.10)	5.61	2.98	3.57

Total from investment operations	3.26		3.78	(3.95)	5.79	3.13	3.78

Distributions to shareholders from net investment income	–		(0.13)	(0.14)	(0.19)	(0.16)	(0.23)

Distributions to shareholders from net realized gains	–		–	(0.09)	(5.62)	(0.82)	(0.65)

Total distributions	–		(0.13)	(0.23)	(5.81)	(0.98)	(0.88)

Net asset value, end of period	$22.79		$19.53	$15.88	$20.06	$20.08	$17.93

Total Return(b)	16.69%		23.81%	(19.74)%	29.41%	17.49%	25.21%

Net assets, end of period (in 000’s)	$310,912		$279,958	$242,239	$317,468	$267,592	$256,930

Ratio of net expenses to average net assets	0.56	%(c)	0.57%	0.56%	0.55%	0.56%	0.58%

Ratio of total expenses to average net assets	0.69	%(c)	0.69%	0.72%	0.71%	0.75%	0.76%

Ratio of net investment income to average net assets	0.57	%(c)	0.83%	0.86%	0.81%	0.85%	1.24%

Portfolio turnover rate(d)	101%		201%	203%	206%	203%	187%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U. S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$19.71		$16.02	$20.23	$20.21	$18.04	$15.12

Net investment income(a)	0.04		0.11	0.11	0.14	0.12	0.18

Net realized and unrealized gain (loss)	3.22		3.66	(4.13)	5.64	2.99	3.58

Total from investment operations	3.26		3.77	(4.02)	5.78	3.11	3.76

Distributions to shareholders from net investment income	–		(0.08)	(0.10)	(0.14)	(0.12)	(0.19)

Distributions to shareholders from net realized gains	–		–	(0.09)	(5.62)	(0.82)	(0.65)

Total distributions	–		(0.08)	(0.19)	(5.76)	(0.94)	(0.84)

Net asset value, end of period	$22.97		$19.71	$16.02	$20.23	$20.21	$18.04

Total Return(b)	16.54%		23.59%	(19.90)%	29.11%	17.27%	24.93%

Net assets, end of period (in 000’s)	$46,621		$43,631	$41,870	$61,849	$54,149	$55,201

Ratio of net expenses to average net assets	0.77	%(c)	0.78%	0.77%	0.77%	0.77%	0.79%

Ratio of total expenses to average net assets	0.94	%(c)	0.94%	0.97%	0.93%	1.00%	1.01%

Ratio of net investment income to average net assets	0.36	%(c)	0.62%	0.64%	0.60%	0.63%	1.03%

Portfolio turnover rate(d)	101%		201%	203%	206%	203%	187%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Large Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Growth Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Small Cap Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Strategic Growth Fund	Institutional and Service	Non-Diversified

Goldman Sachs U.S. Equity Insights Fund	Institutional and Service	Diversified

Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

50

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

International Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3
Assets

Common Stock and/or Other Equity Investments(a)
Asia	$121,210	$28,608,593	$—
Europe	2,576,643	53,096,092	—
North America	1,158,089	9,078,885	—
Oceania	121,565	8,670,006	—
Total	$3,977,507	$99,453,576	$—

Large Cap Value Fund
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,712,870	$—	$—
North America	270,705,981	—	—
Investment Company	2,535,262	—	—
Total	$276,954,113	$—	$—

Mid Cap Growth Fund
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$405,154	$—	$—
Europe	601,250	—	—
North America	58,542,958	—	—
Investment Company	1,216,970	—	—
Total	$60,766,332	$—	$—

Mid Cap Value Fund
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,404,554	$—	$—
North America	433,451,395	—	—
Investment Company	1,645,085	—	—
Total	$439,501,034	$—	$—

53

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$244,508	$—	$—
Asia	1,515,841	—	—
Europe	1,847,241	—	—
North America	124,430,264	—	—
South America	675,533	—	—
Investment Company	658,161	—	—
Securities Lending Reinvestment Vehicle	1,006,262	—	—
Total	$130,377,810	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$33,524	$—	$—

Strategic Growth Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$6,459,063	$—	$—
North America	393,882,539	—	—
Investment Company	1,777,260	—	—
Total	$402,118,862	$—	$—

U.S. Equity Insights Fund
Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
North America	$354,242,181	$—	$—
Securities Lending Reinvestment Vehicle	310,800	—	—
Total	$354,552,981	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Small Cap Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$33,524	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Insights

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$85,816	$(12,330)

Small Cap Equity Insights

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	74,143	(104,561)

For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

Average number of Contracts(a)
Fund	Futures Contracts
International Equity Insights Fund	18
Small Cap Equity Insights Fund	19

(a)

Amounts disclosed represent average number of contracts for future contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
International Equity Insights Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.79%*
Large Cap Value Fund	0.72	0.65	0.62	0.60	0.59	0.72	0.68 *
Mid Cap Growth Fund	0.87	0.87	0.78	0.74	0.73	0.87	0.81 *
Mid Cap Value Fund	0.77	0.77	0.69	0.66	0.65	0.77	0.77
Small Cap Equity Insights Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.70
Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.70 *
U.S. Equity Insights Fund	0.62	0.59	0.56	0.55	0.54	0.62	0.54 *

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM has agreed to waive a portion of its management fee in order to achieve effective net management fee rates of 0.78%, 0.68%, 0.81%, 0.68% and 0.54% of International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively. These arrangements will remain in effect through at least April 29, 2025 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. Prior to April 29, 2024, GSAM agreed to waive a portion of its management fee in order to achieve effective net management fee rate of 0.79% of the International Equity Insight Fund.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2024, with respect to the Funds’ investments in an affiliated Underlying Fund GSAM waived $916, $595, $2,362, $837 and $1,315 of the Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights and Strategic Growth Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares. For the six months ended June 30, 2024 for the U.S. Equity Insights Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.21% of average daily net assets attributable to Service Shares. For the six months ended June 30, 2024 for the Mid Cap Growth Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.15% of average daily net assets attributable to Service Shares. These distribution and service fee waivers will remain in place through at least April 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive its transfer agency fee attributable to the Service Shares of the Large Cap Value Fund. This arrangement will remain in place through at least April 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds are 0.004%, 0.004%, 0.004%, 0.054%, 0.094%, 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to April 29, 2024, the Other

56

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Expense limitation was 0.014% for Strategic Growth Fund. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

International Equity Insights Fund	$12,223	$–	$–	$109,952	$122,175

Large Cap Value Fund	57,378	19,896	–	68,977	146,251

Mid Cap Growth Fund	18,968	–	29,917	58,428	107,313

Mid Cap Value Fund	2,362	–	–	10,195	12,557

Small Cap Equity Insights Fund	837	–	–	23,297	24,134

Strategic Growth Fund	21,371	–	–	67,642	89,013

U.S. Equity Insights Fund	135,689	–	8,993	74,427	219,109

E. Line of Credit Facility — As of June 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024 the facility was $1,110,000,000.

F. Other Transactions with Affiliates — For the six months ended June 30, 2024, Goldman Sachs earned $8,908, $1,864 and $840 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Large Cap Value, Mid Cap Growth and Strategic Growth Funds, respectively.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2024:

International Equity Insights Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$824	$–	$(824)	$–	–	$–

Large Cap Value Fund
Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	570,736	23,622,735	(21,658,209)	2,535,262	2,535,262	27,597

57

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Mid Cap Growth Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$342,086	$9,083,325	$(8,208,441)	$1,216,970	1,216,970	$19,503

Mid Cap Value Fund
Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	5,349,937	24,320,535	(28,025,387)	1,645,085	1,645,085	73,214

Small Cap Equity Insights Fund
Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	2,158,240	9,119,360	(10,619,439)	658,161	658,161	27,066

Strategic Growth Fund
Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	3,762,689	26,512,515	(28,497,944)	1,777,260	1,777,260	41,932

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended June 30, 2024, were as follows:

Fund	Purchases	Sales

International Equity Insights Fund	$76,014,612	$81,835,846

Large Cap Value Fund	70,071,559	97,215,063

Mid Cap Growth Fund	21,725,098	26,399,546

Mid Cap Value Fund	148,612,888	169,571,662

Small Cap Equity Insights Fund	108,214,405	107,274,842

Strategic Growth Fund	64,362,049	87,555,285

U.S. Equity Insights Fund	341,383,340	359,938,368

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

7. SECURITIES LENDING

The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

59

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

7. SECURITIES LENDING (continued)

	For the six months ended June 30, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2024

International Equity Insights Fund	$142	$—	$—

Small Cap Equity Insights Fund	3,192	594	56,287

U.S. Equity Insights Fund	8	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2024.

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024
International Equity Insights Fund	$46,704	$494,370	$(541,074)	$—
Small Cap Equity Insights Fund	802,485	10,712,020	(10,508,243)	1,006,262
U.S. Equity Insights Fund	—	1,418,385	(1,107,585)	310,800

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2023, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Capital loss carryforwards: Perpetual Short-Term	$(7,012,126)	$—	$—	$—

Timing differences — (Real Estate Investment Trusts, late year ordinary loss deferral, and post October loss deferral)	—	—	—	(135,469)

		Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Capital loss carryforwards: Perpetual Short-Term		$(10,658,539)	$—	$—

Timing differences — (Real Estate Investment Trusts and post October loss deferral)		(196,458)	—	5,771

As of June 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity Insights	Large Cap Value	Mid Cap Growth

Tax Cost	$90,765,196	$213,161,779	$48,970,289

Gross unrealized gain	14,934,150	69,548,873	13,120,465

Gross unrealized loss	(2,268,263)	(5,756,539)	(1,324,422)

Net unrealized gain (loss)	$12,665,887	$63,792,334	$11,796,043

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8. TAX INFORMATION (continued)

	Mid Cap Value	Small Cap Equity Insights	Strategic Growth

Tax Cost	$370,515,264	$121,318,881	$171,392,422

Gross unrealized gain	74,870,552	15,576,365	234,080,130

Gross unrealized loss	(5,884,782)	(6,517,436)	(3,353,690)

Net unrealized gain (loss)	$68,985,770	$9,058,929	$230,726,440

			U.S. Equity Insights

Tax Cost			$250,206,705

Gross unrealized gain			107,226,824

Gross unrealized loss			(2,880,548)

Net unrealized gain (loss)			$104,346,276

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase

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Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

9. OTHER RISKS (continued)

transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

All subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Insights

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	114,124	$1,034,094	639,858	$5,219,587

Reinvestment of distributions	—	—	204,169	1,735,435

Shares redeemed	(648,902)	(6,022,574)	(975,499)	(8,244,985)

	(534,778)	(4,988,480)	(131,472)	(1,289,963)

Service Shares

Shares sold	74,004	686,915	983,126	8,214,040

Reinvestment of distributions	—	—	97,899	836,056

Shares redeemed	(383,342)	(3,597,098)	(1,283,597)	(10,636,093)

	(309,338)	(2,910,183)	(202,572)	(1,585,997)

NET DECREASE IN SHARES	(844,116)	$(7,898,663)	(334,044)	$(2,875,960)

	Large Cap Value

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	358,144	$3,206,031	470,506	$3,979,459

Reinvestment of distributions	—	—	1,013,594	8,159,428

Shares redeemed	(789,384)	(7,102,337)	(9,369,532)	(80,837,315)

	(431,240)	(3,896,306)	(7,885,432)	(68,698,428)

Service Shares

Shares sold	58,359	521,382	1,272,592	10,809,931

Reinvestment of distributions	—	—	2,469,355	19,903,003

Shares redeemed	(2,632,199)	(23,550,214)	(8,547,313)	(73,413,769)

	(2,573,840)	(23,028,832)	(4,805,366)	(42,700,835)

NET DECREASE IN SHARES	(3,005,080)	$(26,925,138)	(12,690,798)	$(111,399,263)

	Mid Cap Growth

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	14,252	$155,077	7,630	$75,000

Reinvestment of distributions	—	—	826	8,516

Shares redeemed	(22,102)	(252,796)	(1,848)	(19,397)

	(7,850)	(97,719)	6,608	64,119

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	181,299	$1,921,039	1,487,928	$13,856,487

Reinvestment of distributions	—	—	39,811	381,394

Shares redeemed	(534,007)	(5,599,499)	(1,478,625)	(13,533,648)

	(352,708)	(3,678,460)	49,114	704,233

NET INCREASE (DECREASE) IN SHARES	(360,558)	$(3,776,179)	55,722	$768,352

	Mid Cap Value

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	357,183	$5,923,088	1,087,704	$16,521,129

Reinvestment of distributions	—	—	716,251	10,908,507

Shares redeemed	(1,420,120)	(23,440,925)	(2,344,362)	(35,660,701)

	(1,062,937)	(17,517,837)	(540,407)	(8,231,065)

Service Shares

Shares sold	102,500	1,717,157	10,020,732	155,911,471

Reinvestment of distributions	—	—	188,546	2,909,257

Shares redeemed	(681,592)	(11,400,150)	(8,576,722)	(127,280,145)

	(579,092)	(9,682,993)	1,632,556	31,540,583

NET INCREASE (DECREASE) IN SHARES	(1,642,029)	$(27,200,830)	1,092,149	$23,309,518

	Small Cap Equity Insights

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	547,170	$6,910,069	790,133	$8,849,615

Reinvestment of distributions	—	—	77,874	893,220

Shares redeemed	(672,563)	(8,565,771)	(1,516,093)	(16,664,420)

	(125,393)	(1,655,702)	(648,086)	(6,921,585)

Service Shares

Shares sold	225,372	2,843,090	436,916	4,764,221

Reinvestment of distributions	—	—	18,141	205,539

Shares redeemed	(177,336)	(2,227,624)	(264,510)	(2,897,264)

	48,036	615,466	190,547	2,072,496

NET DECREASE IN SHARES	(77,357)	$(1,040,236)	(457,539)	$(4,849,089)

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	280,749	$3,766,023	656,479	$7,335,814

Reinvestment of distributions	—	—	509,674	6,080,406

Shares redeemed	(868,496)	(11,670,797)	(1,682,938)	(18,954,996)

	(587,747)	(7,904,774)	(516,785)	(5,538,776)

Service Shares

Shares sold	853,223	11,310,699	8,395,060	86,336,595

Reinvestment of distributions	—	—	674,474	7,958,794

Shares redeemed	(2,035,073)	(27,018,431)	(5,034,990)	(54,512,064)

	(1,181,850)	(15,707,732)	4,034,544	39,783,325

NET INCREASE (DECREASE) IN SHARES	(1,769,597)	$(23,612,506)	3,517,759	$34,244,549

	U.S. Equity Insights

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	432,593	$9,221,851	961,566	$16,446,636

Reinvestment of distributions	—	—	95,934	1,793,960

Shares redeemed	(1,122,685)	(23,849,000)	(1,984,079)	(34,900,675)

	(690,092)	(14,627,149)	(926,579)	(16,660,079)

Service Shares

Shares sold	61,822	1,309,252	35,747	626,611

Reinvestment of distributions	—	—	10,012	188,933

Shares redeemed	(246,057)	(5,252,574)	(446,132)	(7,861,997)

	(184,235)	(3,943,322)	(400,373)	(7,046,453)

NET DECREASE IN SHARES	(874,327)	$(18,570,471)	(1,326,952)	$(23,706,532)

65

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Mid Cap Growth Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, and Goldman Sachs U.S. Equity Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and in the case of the Mid Cap Value Fund, a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending (in the case of the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund), portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices (in the case of the Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Value Fund, and Strategic Growth Fund), other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the performance of the Mid Cap Value Fund to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. In the case of International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund, they noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees noted that the Mid Cap Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-year period, and in the third quartile for the one-, three-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2024. They observed that the International Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and in the third quartile for ten-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2024. They also noted that in April 2018 the International Equity Insight Fund had been repositioned from the Strategic International Equity Fund, which involved changes to the Fund’s investment strategy and portfolio management. The Trustees noted that the Mid Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods, and in the third quartile for the one- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They considered that the Large Cap Value Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2024. The Trustees observed that the Small Cap Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods, and in the third quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They considered that the Strategic Growth Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, and in the third quartile for the one- and three-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. The Trustees observed that the U.S. Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and ten-year periods, and in the third quartile for the five-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Mid Cap Value Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

First $1 billion	0.81%	0.72%	0.87%	0.77%	0.70%	0.71%	0.62%

Next $1 billion	0.73	0.65	0.87	0.77	0.70	0.64	0.59

Next $3 billion	0.69	0.62	0.78	0.69	0.63	0.61	0.56

Next $3 billion	0.68	0.60	0.74	0.66	0.60	0.59	0.55

Over $8 billion	0.67	0.59	0.73	0.65	0.59	0.58	0.54

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Mid Cap Growth Fund, International Equity Insights Fund, Large Cap Value Fund, and U.S. Equity Insights Fund) and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the Distribution and Service fees paid by Mid Cap Growth Fund and U.S. Equity Insights Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the International Equity Insights Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and U.S. Equity Insights Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Value Fund, and Strategic Growth Fund; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund and fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’

69

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the ability of the International Equity Insights Fund, Small Cap Equity Insights Fund, and U.S. Equity Insights Fund to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

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TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Paul C. Wirth John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Kirchmar Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser 200 West Street, New York New York 10282 © 2024 Goldman Sachs. All rights reserved. VITEQTYSAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 23, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	August 23, 2024